Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
November 30, 2024
STI-NPRT3-0125
1.810711.120
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC	1,957,880	10,278,870
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	15,669	158,100
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SPI Energy Co Ltd (b)	25,384	7,463
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	23,738	50,799
TOTAL INFORMATION TECHNOLOGY		58,262

TOTAL AUSTRALIA		216,362
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	190,632	3,620,102
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A	183,805	2,597,165
Liberty Global Ltd Class C	423,058	6,185,108

TOTAL BELGIUM		8,782,273
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	94,587	27,066,070
CANADA - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (c)	62,397	451,130
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	170,121	1,318,438
Personal Care Products - 0.0%
Flora Growth Corp (b)	20,041	34,871
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	34,441	304,114
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	2,490	16,334
TuHURA Biosciences Inc rights (b)(d)	87,127	1
		16,335
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)	26,368	54,846
TOTAL HEALTH CARE		71,181

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	334,361	32,687,132
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)	266,599	805,129
Hut 8 Corp (United States) (b)	146,267	4,098,401
		4,903,530
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)(c)	33,030	48,884
Metals & Mining - 0.0%
McEwen Mining Inc (b)	79,573	665,230
US Goldmining Inc (b)	5,231	63,714
		728,944
TOTAL MATERIALS		777,828

TOTAL CANADA		40,548,224
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	294,158	1,538,446
NXP Semiconductors NV	462,565	106,098,535
		107,636,981
Software - 0.0%
Nukkleus Inc (b)(c)	2,023	3,621
TOTAL CHINA		107,640,602
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	3,863	5,447
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)	2,453	13,712
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	104,357	1,922,256
Paper & Forest Products - 0.0%
Mercer International Inc	80,968	499,573
TOTAL GERMANY		2,421,829
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	854,623	3,367,215
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	1,438	4,457
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	48,564	1,199,531
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	15,311	83,292
TOTAL HONG KONG		1,282,823
IRELAND - 0.5%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	68,837	1,115,847
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	28,265	2,269,680
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	1,137,845	412,320,893
TOTAL IRELAND		415,706,420
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	204,601	621,987
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	178,804	3,227,412
TOTAL ISRAEL		3,849,399
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	282,278	6,133,901
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	9,170	31,270
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	27,745	340,709
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	25,691	328,331
TOTAL KOREA (SOUTH)		669,040
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	81,327	485,522
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	30,707	450,165
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	54,062	376,271
Liberty Latin America Ltd Class C (b)	239,338	1,653,826
		2,030,097
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	295,271	6,106,204
Ofg Bancorp	84,281	3,828,043
Popular Inc	130,636	12,979,993
		22,914,240
Financial Services - 0.0%
EVERTEC Inc	115,636	4,162,896
TOTAL FINANCIALS		27,077,136

TOTAL PUERTO RICO		29,107,233
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	41,603	627,789
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	180,983	116,481
Scilex Holding Co (b)(e)	119,846	61,706
		178,187
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	98,849	4,786,269
TOTAL SINGAPORE		5,592,245
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	133,456	13,228,159
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	175,725	2,709,680
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	7,197	21,590
TOTAL SWEDEN		15,959,429
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (b)	223,650	1,896,552
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	154,418	7,901,569
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	552,423	83,482,164
TOTAL SWITZERLAND		93,280,285
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	65,771	15,428,561
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	322,465	89,103,529
Soho House & Co Inc Class A (b)(c)	66,178	330,890
		89,434,419
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	778,486	24,421,106
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,612	0
F-star Therapeutics Inc rights (b)(d)	1,612	0
Zura Bio Ltd Class A (b)	66,533	202,926
		202,926
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	40,308	37,889
TOTAL HEALTH CARE		240,815

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	95,205	57
Machinery - 0.0%
Luxfer Holdings PLC	49,514	711,021
TOTAL INDUSTRIALS		711,078

TOTAL UNITED KINGDOM		114,807,418
UNITED STATES - 99.1%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	33,116	1,149,125
AST SpaceMobile Inc Class A (b)(c)	252,813	6,019,478
AT&T Inc	13,024,487	301,647,119
Atn International Inc	17,791	351,906
Bandwidth Inc Class A (b)	45,800	963,174
Cogent Communications Holdings Inc	76,337	6,274,138
Consolidated Communications Holdings Inc (b)	142,246	664,289
Frontier Communications Parent Inc (b)	400,406	13,938,133
GCI Liberty Inc Class A (b)(d)(l)	149,409	1
Globalstar Inc (b)	1,390,829	2,712,117
IDT Corp Class B	39,192	2,023,875
Iridium Communications Inc	217,377	6,460,444
Lumen Technologies Inc (b)	1,844,272	13,536,956
Shenandoah Telecommunications Co	81,575	1,087,395
Verizon Communications Inc	7,646,657	339,052,771
		695,880,921
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)(c)	656,657	3,250,452
Atlanta Braves Holdings Inc Class A (b)	23,839	1,003,383
Atlanta Braves Holdings Inc Class C (b)	62,271	2,512,635
Cinemark Holdings Inc (b)	194,958	6,729,950
Cineverse Corp (b)(c)	22,134	84,109
CuriosityStream Inc Class A	55,086	100,807
Dolphin Entertainment Inc (b)	3,621	4,128
Electronic Arts Inc	436,557	71,451,284
Endeavor Group Holdings Inc Class A (c)	346,823	10,533,015
Eventbrite Inc Class A (b)	135,444	476,763
Gaia Inc Class A (b)	30,216	185,224
Golden Matrix Group Inc (b)(c)	45,905	106,500
Kartoon Studios Inc (b)	55,659	37,436
Liberty Media Corp-Liberty Formula One Class A (b)	46,790	3,785,311
Liberty Media Corp-Liberty Formula One Class C (b)	397,176	35,094,471
Liberty Media Corp-Liberty Live Class A (b)	23,422	1,679,123
Liberty Media Corp-Liberty Live Class C (b)	96,883	7,074,397
Lions Gate Entertainment Corp Class A (b)(c)	226,661	1,867,687
Lions Gate Entertainment Corp Class B (b)	83,100	612,447
Live Nation Entertainment Inc (b)	284,011	39,264,521
LiveOne Inc (b)	161,575	161,575
Madison Square Garden Entertainment Corp Class A (b)	74,901	2,770,588
Madison Square Garden Sports Corp Class A (b)	30,124	6,927,014
Marcus Corp/The	45,786	1,036,595
Mega Matrix Inc (c)	61,412	110,542
Motorsport Games Inc Class A (b)	314	420
Netflix Inc (b)	779,538	691,302,094
Playstudios Inc Class A (b)	197,563	379,321
Playtika Holding Corp	93,722	789,139
PodcastOne Inc (b)	5,883	12,825
Reading International Inc Class A (b)	27,198	40,253
Reading International Inc Class B (b)	2,945	19,290
Reservoir Media Inc (b)	62,032	585,582
ROBLOX Corp Class A (b)	956,791	47,963,933
Roku Inc Class A (b)	230,963	15,943,376
Skillz Inc Class A (b)(c)	21,348	121,684
Snail Inc Class A (b)	4,029	3,707
Sphere Entertainment Co Class A (b)(c)	50,260	2,068,199
Take-Two Interactive Software Inc (b)	296,234	55,804,561
TKO Group Holdings Inc Class A (b)	120,489	16,622,662
Vivid Seats Inc Class A (b)(c)	168,320	602,586
Walt Disney Co/The	3,294,400	386,993,168
Warner Bros Discovery Inc (b)	4,046,586	42,408,221
Warner Music Group Corp Class A	256,460	8,340,079
		1,466,861,057
Interactive Media & Services - 5.3%
Alphabet Inc Class A	10,641,994	1,797,964,887
Alphabet Inc Class C	8,724,415	1,487,425,513
Angi Inc Class A (b)	124,403	231,390
Arena Group Holdings Inc/The (b)	23,034	34,551
Bumble Inc Class A (b)	169,841	1,475,918
BuzzFeed Inc Class A (b)	34,787	154,802
Cargurus Inc Class A (b)	158,865	6,008,274
Cars.com Inc (b)	110,432	2,194,284
DHI Group Inc (b)	71,005	126,389
EverQuote Inc Class A (b)	47,693	915,229
fuboTV Inc (b)	594,522	957,180
Getty Images Holdings Inc Class A (b)(c)	89,763	262,108
Giftify Inc (b)	29,665	44,201
IAC Inc Class A (b)	128,110	6,063,446
IZEA Worldwide Inc (b)	18,989	54,309
Match Group Inc (b)	470,254	15,396,116
MediaAlpha Inc Class A (b)	58,589	739,979
Meta Platforms Inc Class A	3,968,308	2,279,078,651
Nextdoor Holdings Inc Class A (b)(c)	316,850	769,946
Outbrain Inc (b)	60,574	328,917
Paltalk Inc (b)(c)	11,434	22,525
Pinterest Inc Class A (b)	1,094,825	33,195,094
PSQ Holdings Inc Class A (b)(c)	38,931	79,419
QuinStreet Inc (b)	100,602	2,291,714
Reddit Inc Class A	146,686	20,637,253
Rumble Inc Class A (b)(c)	149,100	1,058,610
Shutterstock Inc	44,010	1,394,237
Snap Inc Class A (b)	1,909,304	22,548,880
Society Pass Inc (b)(c)	288	280
Super League Enterprise Inc (b)	3,151	1,764
System1 Inc Class A (b)	36,571	38,400
Travelzoo (b)	13,665	272,753
TripAdvisor Inc Class A (b)	197,708	2,833,156
TrueCar Inc (b)	152,657	650,319
Trump Media & Technology Group Corp (b)(c)	123,520	3,903,232
Vimeo Inc Class A (b)	284,622	1,858,582
Yelp Inc Class A (b)	121,002	4,624,696
Zedge Inc Class B (b)	19,928	53,407
Ziff Davis Inc (b)	81,228	4,780,268
ZipRecruiter Inc Class A (b)	136,614	1,210,400
ZoomInfo Technologies Inc (b)	526,962	5,764,964
		5,707,446,043
Media - 0.7%
Advantage Solutions Inc Class A (b)(c)	97,946	348,688
Altice USA Inc Class A (b)	446,695	1,076,535
AMC Networks Inc Class A (b)(c)	59,345	559,030
Boston Omaha Corp (b)	40,050	611,564
Cable One Inc	8,372	3,518,082
Cardlytics Inc (b)(c)	94,984	386,585
Charter Communications Inc Class A (b)	176,307	69,987,708
Clear Channel Outdoor Holdings Inc (b)	590,708	891,969
Comcast Corp Class A	7,018,192	303,115,712
comScore Inc (b)	7,245	58,829
Creative Realities Inc (b)	9,621	30,114
Cumulus Media Inc Class A (b)	27,627	21,861
DallasNews Corp Class A	5,472	26,922
Direct Digital Holdings Inc Class A (b)	5,555	6,665
EchoStar Corp Class A (b)	219,116	5,541,444
Emerald Holding Inc	38,060	189,158
Entravision Communications Corp Class A	122,764	299,544
EW Scripps Co/The Class A (b)	110,563	221,126
Fluent Inc (b)	12,325	34,017
Fox Corp Class A	505,175	23,803,846
Fox Corp Class B	135,721	6,070,800
Gannett Co Inc (b)	218,764	1,135,385
Gray Television Inc	157,641	673,127
Gray Television Inc Class A	673	4,906
Harte Hanks Inc (b)	11,093	64,783
Ibotta Inc Class A (b)	12,160	889,382
iHeartMedia Inc Class A (b)	207,553	475,296
Integral Ad Science Holding Corp (b)	131,737	1,472,820
Interpublic Group of Cos Inc/The	681,528	20,997,878
John Wiley & Sons Inc Class A	76,088	3,970,272
Lee Enterprises Inc (b)	8,366	136,533
Lendway Inc (b)	2,977	13,009
Liberty Broadband Corp Class A (b)	32,522	2,753,638
Liberty Broadband Corp Class C (b)	200,274	17,051,328
LQR House Inc (b)(c)	9,894	11,180
Magnite Inc (b)	229,082	3,846,287
Marchex Inc Class B (b)	42,523	76,967
Mediaco Holding Inc Class A (b)	6,615	8,467
National CineMedia Inc (b)	174,167	1,210,461
New York Times Co/The Class A	297,540	16,144,520
News Corp Class A	687,602	20,181,119
News Corp Class B	204,690	6,568,502
Nexstar Media Group Inc	55,028	9,387,227
Omnicom Group Inc	355,422	37,255,334
Paramount Global Class A (c)	99,846	2,272,495
Paramount Global Class B	904,435	9,813,120
PubMatic Inc Class A (b)	75,399	1,202,614
Saga Communications Inc Class A	9,073	114,773
Scholastic Corp	45,119	1,190,239
Sinclair Inc Class A	68,784	1,260,123
Sirius XM Holdings Inc (c)	400,445	10,791,993
SPAR Group Inc (b)	25,767	57,460
Stagwell Inc Class A (b)	183,730	1,444,118
TechTarget Inc (b)	46,543	1,494,496
TEGNA Inc	300,388	5,638,283
Thryv Holdings Inc (b)	61,418	971,633
Townsquare Media Inc Class A	23,576	238,118
Trade Desk Inc (The) Class A (b)	813,192	104,535,832
Urban One Inc Class A (b)	10,957	18,079
Urban One Inc Class D (b)	38,536	39,307
WideOpenWest Inc (b)	85,074	451,743
		702,663,046
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	108,541	871,584
Kore Group Holdings Inc (b)	14,534	23,254
NII Holdings Inc (b)(d)	149,032	1
Spok Holdings Inc	36,993	607,055
SurgePays Inc (b)(c)	24,014	47,548
T-Mobile US Inc	890,452	219,888,217
Telephone and Data Systems Inc	176,977	6,049,074
United States Cellular Corp (b)	25,834	1,639,426
		229,126,159
TOTAL COMMUNICATION SERVICES		8,801,977,226

Consumer Discretionary - 10.8%
Automobile Components - 0.1%
Adient PLC (b)	158,140	3,041,032
American Axle & Manufacturing Holdings Inc (b)	212,934	1,407,494
Aptiv PLC (b)	482,038	26,767,570
BorgWarner Inc	416,829	14,305,571
Cooper-Standard Holdings Inc (b)	31,960	493,462
Dana Inc	231,604	2,316,040
Dorman Products Inc (b)	49,347	6,907,593
Fox Factory Holding Corp (b)	75,666	2,457,632
Gentex Corp	417,382	12,755,194
Gentherm Inc (b)	56,874	2,394,395
Goodyear Tire & Rubber Co/The (b)	516,794	5,550,368
Holley Inc Class A (b)	102,201	290,251
LCI Industries	46,774	5,650,767
Lear Corp	102,247	10,003,846
Luminar Technologies Inc Class A (b)(c)	47,981	426,071
Modine Manufacturing Co (b)	95,258	12,935,084
Motorcar Parts of America Inc (b)	35,190	256,535
Patrick Industries Inc	40,779	5,480,290
Phinia Inc	79,631	4,465,706
QuantumScape Corp Class A (b)(c)	689,064	3,603,805
Solid Power Inc (b)(c)	261,655	303,520
Standard Motor Products Inc	37,383	1,229,153
Stoneridge Inc (b)	47,976	329,115
Strattec Security Corp (b)	6,870	285,174
Superior Industries International Inc (b)	41,781	99,021
Sypris Solutions Inc (b)(c)	11,882	18,536
Visteon Corp (b)	50,085	4,676,436
Worksport Ltd (b)	46,853	28,215
XPEL Inc (b)(f)	41,215	1,792,853
		130,270,729
Automobiles - 1.8%
AYRO Inc (b)(c)	4,270	3,256
Canoo Inc Class A (b)(c)	142,600	54,602
Cenntro Inc	10,016	13,021
Envirotech Vehicles Inc (b)	23,755	36,583
Faraday Future Intelligent Electric Inc Class A (b)(c)	22,565	24,822
Ford Motor Co	7,092,971	78,944,767
General Motors Co	2,041,678	113,496,880
Harley-Davidson Inc	215,327	7,241,447
Lucid Group Inc Class A (b)(c)	2,048,522	4,465,778
Mullen Automotive Inc (b)(c)	69	185
Phoenix Motor Inc (b)	37,567	12,731
Rivian Automotive Inc Class A (b)(c)	1,304,821	15,957,961
Tesla Inc (b)	5,039,815	1,739,542,545
Thor Industries Inc (c)	96,650	10,786,140
Volcon Inc (b)(c)	1,155	5,094
Winnebago Industries Inc	54,134	3,169,004
Workhorse Group Inc (b)(c)	38,461	41,538
		1,973,796,354
Broadline Retail - 3.4%
1stdibs.Com Inc (b)	62,384	242,674
Amazon.com Inc (b)	16,966,946	3,527,258,405
ContextLogic Inc Class A (b)	43,199	308,873
Dillard's Inc Class A (c)	5,659	2,507,616
eBay Inc	888,772	56,250,380
Etsy Inc (b)	208,670	11,447,636
Groupon Inc (b)(c)	43,815	410,985
Kohl's Corp	200,368	2,999,509
Macy's Inc	502,660	8,163,198
Nordstrom Inc	176,041	3,997,891
Ollie's Bargain Outlet Holdings Inc (b)	111,336	11,016,697
Qurate Retail Inc Class A (b)	672,212	314,192
Qurate Retail Inc Class B (b)	633	1,924
Savers Value Village Inc (b)	49,674	464,452
		3,625,384,432
Distributors - 0.1%
A-Mark Precious Metals Inc	32,428	982,568
AMCON Distributing Co	262	35,127
Cheetah Net Supply Chain Service Inc Class A (b)(c)	3,470	6,732
Educational Development Corp (b)	5,163	9,552
Genuine Parts Co	253,517	32,128,209
Kaival Brands Innovations Group Inc (b)(c)	4,964	3,583
LKQ Corp	476,232	18,711,155
Pool Corp	69,586	26,240,185
Weyco Group Inc	12,632	451,089
		78,568,200
Diversified Consumer Services - 0.1%
ADT Inc	648,700	4,943,094
Adtalem Global Education Inc (b)	68,491	6,260,762
Allurion Technologies Inc (b)(c)	67,158	25,520
American Public Education Inc (b)	33,208	684,749
Beachbody Co Inc/The Class A (b)	4,639	29,782
Bright Horizons Family Solutions Inc (b)	105,753	12,228,219
Carriage Services Inc	23,644	958,764
Chegg Inc (b)	191,541	404,152
Coursera Inc (b)	221,097	1,757,721
Duolingo Inc Class A (b)	68,052	23,700,470
European Wax Center Inc Class A (b)	63,962	384,412
Frontdoor Inc (b)	139,810	8,192,866
Graham Holdings Co Class B	6,204	5,776,668
Grand Canyon Education Inc (b)	52,523	8,644,761
H&R Block Inc	254,091	15,062,514
Laureate Education Inc	246,063	4,675,197
Lincoln Educational Services Corp (b)	53,206	874,175
Mister Car Wash Inc (b)	169,923	1,359,384
Nerdy Inc Class A (b)	149,189	235,719
Perdoceo Education Corp	111,996	3,074,290
Regis Corp (b)	4,182	104,592
Service Corp International/US	264,714	23,451,013
Strategic Education Inc	44,141	4,361,572
Stride Inc (b)	77,750	8,309,143
Udemy Inc (b)	165,870	1,320,325
Universal Technical Institute Inc (b)	78,502	2,030,847
Wag! Group Co (b)	16,732	3,574
WW International Inc (b)(c)	139,117	186,417
XWELL Inc (b)(c)	7,012	9,466
		139,050,168
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment Inc Class A (b)	100,558	1,162,450
Airbnb Inc Class A (b)	799,045	108,758,015
Allied Gaming & Entertainment Inc (b)	25,037	25,036
Aramark	478,597	19,474,112
Ark Restaurants Corp	4,998	48,880
Biglari Holdings Inc Class B (b)	1,827	384,456
BJ's Restaurants Inc (b)	42,255	1,624,282
Bloomin' Brands Inc	136,125	1,897,583
Booking Holdings Inc	60,888	316,738,158
Bowlero Corp Class A (c)	49,198	605,627
Boyd Gaming Corp	125,133	9,241,072
Brinker International Inc (b)	80,910	10,701,966
Caesars Entertainment Inc (b)	392,832	15,120,104
Canterbury Park Holding Corp	4,983	100,009
Carnival Corp (b)	1,833,715	46,631,372
Cava Group Inc (b)	146,762	20,678,766
Century Casinos Inc (b)	44,799	197,116
Cheesecake Factory Inc/The	84,641	4,286,220
Chipotle Mexican Grill Inc (b)	2,486,809	152,988,490
Choice Hotels International Inc (c)	41,125	6,219,745
Churchill Downs Inc	133,382	18,954,916
Cracker Barrel Old Country Store Inc (c)	40,391	2,244,124
Darden Restaurants Inc	214,793	37,861,562
Dave & Buster's Entertainment Inc (b)(c)	58,742	2,309,735
Denny's Corp (b)	94,954	622,898
Dine Brands Global Inc	27,617	992,003
Domino's Pizza Inc	63,468	30,222,827
DoorDash Inc Class A (b)	600,758	108,424,804
DraftKings Inc Class A (b)	880,381	38,428,631
Dutch Bros Inc Class A (b)	206,813	11,112,062
El Pollo Loco Holdings Inc (b)	45,298	576,191
Empire Resorts Inc (d)	2,836	0
Everi Holdings Inc (b)	154,978	2,087,554
Expedia Group Inc Class A (b)	226,101	41,742,767
Fat Brands Inc Class A	27,427	152,220
Fat Brands Inc Class B	2,371	10,480
First Watch Restaurant Group Inc (b)	76,463	1,459,679
Flanigan's Enterprises Inc	1,652	40,474
Full House Resorts Inc (b)	58,927	278,135
GAN Ltd (b)	70,193	128,453
GEN Restaurant Group Inc Class A (b)	7,618	64,601
Global Business Travel Group I Class A (b)(c)	154,919	1,454,689
Golden Entertainment Inc	39,093	1,318,998
Good Times Restaurants Inc (b)	14,386	39,130
Hall of Fame Resort & Entertainment Co (b)(c)	4,049	4,048
Hilton Grand Vacations Inc (b)	116,309	4,930,339
Hilton Worldwide Holdings Inc	447,272	113,356,616
Hyatt Hotels Corp Class A	81,309	12,841,943
Inspirato Inc Class A (b)(c)	2,227	8,016
Inspired Entertainment Inc (b)	44,309	426,253
Jack in the Box Inc	34,689	1,694,558
Krispy Kreme Inc	153,069	1,686,820
Kura Sushi USA Inc Class A (b)	9,800	1,047,816
Las Vegas Sands Corp	641,353	34,030,190
Life Time Group Holdings Inc (b)	130,986	3,179,030
Light & Wonder Inc Class A (b)	161,315	15,331,378
Lindblad Expeditions Holdings Inc (b)	66,914	887,280
Marriott International Inc/MD Class A1	424,120	122,608,851
Marriott Vacations Worldwide Corp	58,744	5,830,342
McDonald's Corp	1,302,885	385,666,989
MGM Resorts International (b)	418,925	16,061,585
Monarch Casino & Resort Inc	23,427	1,968,102
Mondee Holdings Inc Class A (b)(c)	46,573	33,076
Nathan's Famous Inc	5,035	440,563
Noodles & Co Class A (b)	63,138	42,940
Norwegian Cruise Line Holdings Ltd (b)	796,613	21,420,924
ONE Group Hospitality Inc/The (b)(c)	44,073	155,578
Papa John's International Inc	60,245	3,002,008
Penn Entertainment Inc (b)	274,197	5,919,913
Pinstripes Holdings Inc Class A (b)	57,304	45,843
Planet Fitness Inc Class A (b)	153,734	15,304,220
Playa Hotels & Resorts NV (b)	181,079	1,772,763
PlayAGS Inc (b)	70,875	823,568
Portillo's Inc Class A (b)(c)	102,255	1,181,045
Potbelly Corp (b)	48,965	509,236
Rave Restaurant Group Inc (b)	25,913	77,998
Rci Hospitality Holdings Inc	15,034	788,684
Red Robin Gourmet Burgers Inc (b)	28,442	153,302
Red Rock Resorts Inc Class A	89,530	4,484,558
Royal Caribbean Cruises Ltd	430,100	104,970,206
Rush Street Interactive Inc Class A (b)	143,527	2,069,659
Sabre Corp (b)	705,524	2,758,599
Serve Robotics Inc (c)	19,369	168,510
Shake Shack Inc Class A (b)	72,918	9,751,324
Six Flags Entertainment Corp	170,288	7,865,603
Sonder Holdings Inc (b)	17,980	67,065
Starbucks Corp	2,058,590	210,923,131
Sweetgreen Inc Class A (b)	184,977	7,580,357
Target Hospitality Corp (b)	61,776	510,888
Texas Roadhouse Inc	121,276	24,894,325
Travel + Leisure Co	127,512	7,124,095
United Parks & Resorts Inc (b)(c)	55,337	3,244,962
Vacasa Inc Class A (b)(c)	15,457	60,282
Vail Resorts Inc	68,521	12,281,704
Wendy's Co/The	312,530	5,738,051
Wingstop Inc	53,201	17,490,893
Wyndham Hotels & Resorts Inc	143,282	14,067,427
Wynn Resorts Ltd	169,657	16,012,228
Xponential Fitness Inc Class A (b)(c)	43,629	664,906
Yum! Brands Inc	510,019	70,862,040
		2,314,233,022
Household Durables - 0.5%
Aterian Inc (b)(c)	10,022	27,360
Bassett Furniture Industries Inc	14,117	215,002
Beazer Homes USA Inc (b)	50,649	1,770,183
Cavco Industries Inc (b)	15,154	7,796,733
Century Communities Inc	49,599	4,481,766
Champion Homes Inc (b)	95,854	9,942,935
Cricut Inc Class A	87,604	454,665
DR Horton Inc	533,319	90,013,581
Dream Finders Homes Inc Class A (b)(c)	49,870	1,659,175
Emerson Radio Corp (b)	16,730	6,792
Ethan Allen Interiors Inc	40,266	1,237,374
Flexsteel Industries Inc	6,408	378,264
Garmin Ltd	279,286	59,376,204
Gopro Inc Class A (b)	226,355	278,417
Green Brick Partners Inc (b)	55,422	3,960,456
Hamilton Beach Brands Holding Co Class A	10,748	208,189
Helen of Troy Ltd (b)	41,931	3,074,800
Hooker Furnishings Corp	18,374	344,145
Hovnanian Enterprises Inc Class A (b)	8,558	1,682,588
Installed Building Products Inc	42,261	9,666,781
iRobot Corp (b)(c)	54,540	415,049
KB Home	130,559	10,802,452
Koss Corp (b)	11,563	83,716
La-Z-Boy Inc	75,611	3,422,910
Landsea Homes Corp Class A (b)	31,153	356,079
Legacy Housing Corp (b)	19,284	504,662
Leggett & Platt Inc	242,587	3,054,170
Lennar Corp Class A	431,066	75,173,600
Lennar Corp Class B	28,582	4,711,171
LGI Homes Inc (b)	37,287	4,082,554
Lifetime Brands Inc	21,774	128,249
Live Ventures Inc (b)	2,263	23,399
Lovesac Co/The (b)(c)	26,856	1,013,008
M/I Homes Inc (b)	49,664	8,196,050
Meritage Homes Corp	65,737	12,560,369
Mohawk Industries Inc (b)	94,887	13,173,162
Newell Brands Inc	753,675	7,227,743
Nova Lifestyle Inc (b)	738	386
NVR Inc (b)	5,601	51,728,484
PulteGroup Inc	378,129	51,149,510
Purple Innovation Inc Class A (b)	101,884	97,748
Smith Douglas Homes Corp Class A (b)(c)	15,889	535,459
Sonos Inc (b)	218,901	2,979,243
Taylor Morrison Home Corp (b)	191,001	14,109,244
Tempur Sealy International Inc	315,462	17,659,563
Toll Brothers Inc	186,122	30,741,771
TopBuild Corp (b)	54,338	21,226,596
Traeger Inc (b)	118,654	380,879
Tri Pointe Homes Inc (b)	173,172	7,538,177
United Homes Group Inc Class A (b)(c)	3,232	20,620
Universal Electronics Inc (b)	18,927	219,175
Vizio Holding Corp Class A (b)(c)	190,118	2,165,444
VOXX International Corp Class A (b)(c)	14,128	110,340
Whirlpool Corp	99,350	11,069,577
Worthington Enterprises Inc	55,378	2,266,068
Yunhong Green CTI Ltd (b)	2,514	1,691
		555,503,728
Leisure Products - 0.1%
Acushnet Holdings Corp	50,373	3,682,770
American Outdoor Brands Inc (b)	22,276	218,528
AMMO Inc (b)	163,083	202,223
Brunswick Corp/DE	120,756	9,722,066
Clarus Corp	53,454	242,681
Escalade Inc	14,679	220,185
Funko Inc Class A (b)(c)	66,368	779,824
Hasbro Inc	237,796	15,492,409
JAKKS Pacific Inc (b)	15,770	459,380
Johnson Outdoors Inc Class A	10,051	338,317
Latham Group Inc (b)	72,866	483,102
Malibu Boats Inc Class A (b)	36,766	1,593,806
Marine Products Corp	21,833	215,928
MasterCraft Boat Holdings Inc (b)	23,865	505,938
Mattel Inc (b)	615,706	11,710,728
Peloton Interactive Inc Class A (b)	645,104	6,670,375
Polaris Inc	95,249	6,572,181
Revelyst Inc	106,123	2,005,725
Smith & Wesson Brands Inc	81,352	1,104,760
Solo Brands Inc Class A (b)(c)	46,709	57,919
Sturm Ruger & Co Inc	30,370	1,156,793
Topgolf Callaway Brands Corp (b)	255,138	2,148,262
YETI Holdings Inc (b)	154,044	6,218,756
		71,802,656
Specialty Retail - 2.1%
1-800-Flowers.com Inc Class A (b)(c)	47,905	389,468
Abercrombie & Fitch Co Class A (b)	92,787	13,889,286
Academy Sports & Outdoors Inc	130,559	6,430,031
Advance Auto Parts Inc	109,843	4,542,008
aka Brands Holding Corp (b)(c)	1,300	28,914
America's Car-Mart Inc/TX (b)	10,794	498,251
American Eagle Outfitters Inc	325,643	6,265,371
Arhaus Inc Class A (c)	96,519	958,434
Arko Corp	127,925	915,943
Asbury Automotive Group Inc (b)	36,135	9,388,957
AutoNation Inc (b)	48,013	8,589,046
AutoZone Inc (b)	31,014	98,300,114
BARK Inc (b)	219,640	474,422
Barnes & Noble Education Inc (b)(c)	26,913	294,428
Bath & Body Works Inc	404,331	14,652,955
Best Buy Co Inc	356,747	32,107,230
Beyond Inc (b)(c)	72,974	459,006
Big 5 Sporting Goods Corp	38,324	67,833
Boot Barn Holdings Inc (b)	55,539	7,616,618
Brilliant Earth Group Inc Class A (b)	18,915	35,749
Buckle Inc/The	55,117	2,871,045
Build-A-Bear Workshop Inc	22,686	861,841
Burlington Stores Inc (b)	114,620	32,309,086
Caleres Inc	63,223	1,964,339
Camping World Holdings Inc Class A	108,353	2,648,147
CarMax Inc (b)	284,314	23,873,847
Carparts Com Inc (b)	91,004	87,691
Carvana Co Class A (b)	206,891	53,878,554
Cato Corp/The Class A	32,461	103,551
Chewy Inc Class A (b)	256,831	8,580,724
Children's Place Inc/The (b)(c)	24,069	383,178
Citi Trends Inc (b)	14,152	282,332
Container Store Group Inc/The (b)(c)	3,487	12,204
Designer Brands Inc Class A	78,353	388,631
Destination XL Group Inc (b)(c)	92,443	222,788
Dick's Sporting Goods Inc	105,393	21,841,645
Duluth Holdings Inc Class B (b)	26,536	101,633
Envela Corp (b)	9,635	64,555
EVgo Inc Class A (b)(c)	182,309	1,186,832
Five Below Inc (b)	100,131	9,282,144
Floor & Decor Holdings Inc Class A (b)	194,663	21,843,135
Foot Locker Inc (b)	151,714	3,815,607
GameStop Corp Class A (b)(c)	703,518	20,437,198
Gap Inc/The	402,836	9,768,773
Genesco Inc (b)	19,826	665,955
Group 1 Automotive Inc	23,676	10,081,241
Grove Collaborative Holdings Class A (b)(c)	35,230	54,607
GrowGeneration Corp (b)	101,215	196,357
Guess? Inc	51,722	851,344
Haverty Furniture Cos Inc	24,961	589,329
Home Depot Inc/The	1,800,943	772,838,670
J Jill Inc	13,350	368,460
Kirklands Inc (b)(c)	24,987	44,727
Lands' End Inc (b)	22,061	351,873
Lazydays Holdings Inc (b)(c)	23,733	25,393
Leslie's Inc (b)(c)	333,856	767,869
Lithia Motors Inc Class A	48,673	18,831,584
Lowe's Cos Inc	1,034,920	281,943,256
Lulu's Fashion Lounge Holdings Inc (b)	14,593	17,948
MarineMax Inc (b)	35,573	1,220,865
Monro Inc	54,190	1,523,823
Murphy USA Inc	33,881	18,560,012
National Vision Holdings Inc (b)	141,925	1,717,293
O'Reilly Automotive Inc (b)	105,292	130,901,120
ODP Corp/The (b)	61,154	1,570,435
OneWater Marine Inc Class A (b)(c)	22,912	508,417
Penske Automotive Group Inc	33,841	5,635,880
Petco Health & Wellness Co Inc Class A (b)	161,144	688,085
PetMed Express Inc (b)	36,243	167,805
RealReal Inc/The (b)(c)	167,196	983,112
Rent the Runway Inc Class A (b)(c)	3,838	45,020
Revolve Group Inc Class A (b)(c)	69,853	2,520,296
RH (b)	27,083	10,430,747
Ross Stores Inc	605,774	93,816,219
RumbleON Inc Class B (b)	41,322	282,229
RumbleON Inc Class B rights (b)	41,322	7,414
Sally Beauty Holdings Inc (b)	187,674	2,614,299
Shoe Carnival Inc	31,878	1,076,201
Signet Jewelers Ltd	81,395	8,155,779
Sleep Number Corp (b)	40,281	604,215
Sonic Automotive Inc Class A	26,548	1,835,529
Sportsman's Warehouse Holdings Inc (b)	70,891	151,707
Stitch Fix Inc Class A (b)	180,002	856,810
Tandy Leather Factory Inc (b)	1,643	6,702
ThredUp Inc Class A (b)	142,490	246,508
Tile Shop Holdings Inc (b)	43,912	291,137
Tilly's Inc Class A (b)	38,076	170,200
TJX Cos Inc/The	2,052,349	257,959,746
Torrid Holdings Inc (b)	22,611	97,001
Tractor Supply Co	195,964	55,589,108
Ulta Beauty Inc (b)	86,497	33,443,200
Upbound Group Inc	89,227	3,068,517
Urban Outfitters Inc (b)	104,970	5,115,188
Valvoline Inc (b)	232,711	9,240,954
Victoria's Secret & Co (b)	142,831	5,547,556
Warby Parker Inc Class A (b)	161,491	3,640,007
Wayfair Inc Class A (b)(c)	177,707	8,217,172
Williams-Sonoma Inc	233,798	40,217,932
Winmark Corp	5,241	2,158,899
Zumiez Inc (b)	29,667	654,751
		2,221,880,047
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds Inc Class A (b)(c)	9,105	72,749
Capri Holdings Ltd (b)	212,508	4,974,812
Carter's Inc	66,317	3,618,919
Charles & Colvard Ltd (b)	3,428	4,233
Columbia Sportswear Co	60,383	5,267,813
Crocs Inc (b)	107,699	11,373,014
Crown Crafts Inc	9,880	45,448
Culp Inc (b)	17,465	91,691
Deckers Outdoor Corp (b)	277,087	54,297,969
Figs Inc Class A (b)(c)	233,300	1,210,827
Fossil Group Inc (b)	81,907	119,584
G-III Apparel Group Ltd (b)	71,293	2,112,412
Hanesbrands Inc (b)	637,137	5,543,092
Kontoor Brands Inc	91,471	8,395,208
Lakeland Industries Inc	12,128	274,578
Levi Strauss & Co Class A	178,756	3,121,080
Lululemon Athletica Inc (b)	209,004	67,019,223
Movado Group Inc	27,651	562,698
NIKE Inc Class B	2,181,584	171,843,372
Oxford Industries Inc	27,957	2,325,184
PLBY Group Inc (b)(c)	90,431	124,795
PVH Corp	101,038	10,949,488
Ralph Lauren Corp Class A	72,584	16,795,938
Rocky Brands Inc	13,361	289,934
Skechers USA Inc Class A (b)	240,026	15,318,459
Steven Madden Ltd	134,006	6,107,993
Superior Group of Cos Inc	21,918	371,072
Tapestry Inc	417,312	25,990,191
Under Armour Inc Class A (b)	236,650	2,297,872
Under Armour Inc Class C (b)	359,768	3,155,165
Unifi Inc (b)	27,703	154,029
Vera Bradley Inc (b)(c)	37,054	216,766
VF Corp	600,183	12,141,702
Vince Holding Corp (b)	3,162	5,374
Wolverine World Wide Inc	145,278	3,368,997
		439,561,681
TOTAL CONSUMER DISCRETIONARY		11,550,051,017

Consumer Staples - 5.3%
Beverages - 1.1%
Boston Beer Co Inc/The Class A (b)	16,020	5,066,165
Brown-Forman Corp Class A	107,945	4,464,605
Brown-Forman Corp Class B	326,353	13,732,934
Celsius Holdings Inc (b)	282,940	8,049,643
Coca-Cola Co/The	7,044,285	451,397,783
Coca-Cola Consolidated Inc	10,727	13,991,119
Constellation Brands Inc Class A	284,907	68,648,342
Duckhorn Portfolio Inc/The (b)	90,158	991,738
Fresh Vine Wine Inc (b)(c)	18,221	12,528
Keurig Dr Pepper Inc	2,044,818	66,763,308
MGP Ingredients Inc	25,396	1,175,327
Molson Coors Beverage Co Class B	320,010	19,859,821
Monster Beverage Corp (b)	1,282,614	70,710,510
National Beverage Corp	42,075	2,078,084
PepsiCo Inc	2,494,696	407,758,061
Splash Beverage Group Inc (b)	41,300	8,032
Vita Coco Co Inc/The (b)	71,303	2,534,109
Willamette Valley Vineyards Inc (b)	6,462	21,777
Zevia PBC Class A (b)	96,489	203,592
		1,137,467,478
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	734,514	14,580,103
Andersons Inc/The	58,095	2,773,455
BJ's Wholesale Club Holdings Inc (b)	240,943	23,202,811
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	1
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Casey's General Stores Inc	67,388	28,362,935
Chefs' Warehouse Inc/The (b)	63,491	2,838,683
Costco Wholesale Corp	805,260	782,616,089
Dollar General Corp	398,562	30,796,886
Dollar Tree Inc (b)	366,606	26,128,010
Grocery Outlet Holding Corp (b)	180,354	3,787,434
HF Foods Group Inc (b)	72,168	272,433
Ingles Markets Inc Class A	26,272	1,941,501
Kroger Co/The	1,205,482	73,630,841
Mangoceuticals Inc (b)(c)	3,245	8,112
Maplebear Inc (b)	298,479	13,034,578
Natural Grocers by Vitamin Cottage Inc	19,530	918,887
Performance Food Group Co (b)	283,639	25,028,305
PriceSmart Inc	45,804	4,110,451
Reborn Coffee Inc (b)	1,232	1,367
SpartanNash Co	61,217	1,161,899
Sprouts Farmers Market Inc (b)	182,047	28,122,621
Sysco Corp	893,045	68,862,700
Target Corp	840,417	111,195,573
United Natural Foods Inc (b)	107,485	2,668,853
US Foods Holding Corp (b)	443,860	30,968,112
Village Super Market Inc Class A	11,836	383,131
Walgreens Boots Alliance Inc	1,300,711	11,732,413
Walmart Inc	7,889,151	729,746,468
Weis Markets Inc	29,687	2,162,104
		2,021,036,756
Food Products - 0.7%
Alico Inc	10,162	272,342
Arcadia Biosciences Inc (b)	1,626	4,699
Archer-Daniels-Midland Co	869,179	47,457,173
B&G Foods Inc	143,214	956,670
Barfresh Food Group Inc (b)	18,037	55,374
Benson Hill Inc Class A (b)	6,638	25,357
Better Choice Co Inc (b)	408	807
Beyond Meat Inc (b)(c)	117,179	583,551
BranchOut Food Inc (b)	11,784	20,268
BRC Inc Class A (b)	75,022	235,569
Bridgford Foods Corp (b)	3,890	35,282
Bunge Global SA	256,822	23,047,206
Cal-Maine Foods Inc	73,898	7,213,184
Calavo Growers Inc	30,360	841,276
CIMG Inc (b)(c)	616	525
Coffee Holding Co Inc (b)	10,338	42,076
Conagra Brands Inc	870,901	23,993,323
Darling Ingredients Inc (b)	288,459	11,691,243
Farmer Bros Co (b)	32,107	68,388
Flowers Foods Inc	354,159	8,011,077
Fresh Del Monte Produce Inc	60,594	2,045,048
Freshpet Inc (b)	88,225	13,502,836
General Mills Inc	1,010,383	66,947,978
Hain Celestial Group Inc (b)	161,752	1,337,689
Hershey Co/The	268,129	47,225,561
Hormel Foods Corp	529,292	17,164,940
Ingredion Inc	118,556	17,468,041
J & J Snack Foods Corp	28,100	4,883,499
JM Smucker Co	193,302	22,769,043
John B Sanfilippo & Son Inc	16,308	1,408,196
Kellanova	486,686	39,562,705
Kraft Heinz Co/The	1,606,282	51,352,836
Laird Superfood Inc (b)	14,659	132,811
Lamb Weston Holdings Inc	260,425	20,115,227
Lancaster Colony Corp	34,855	6,477,453
Lifeway Foods Inc (b)	9,388	229,537
Limoneira Co	28,523	792,939
Local Bounti Corp (b)(c)	5,099	8,923
Mama's Creations Inc (b)	61,268	598,588
McCormick & Co Inc/MD	457,681	35,886,767
Mission Produce Inc (b)	79,070	1,051,631
Mondelez International Inc	2,425,231	157,518,753
Pilgrim's Pride Corp (b)	73,717	3,804,534
Post Holdings Inc (b)	85,510	10,302,245
Real Good Food Co Inc/The Class A (b)	8,530	2,222
Rocky Mountain Chocolate Factory Inc (b)	4,766	13,059
S&W Seed Co (b)	1,107	7,804
Sadot Group Inc (b)	7,085	37,196
Seaboard Corp	449	1,173,677
Seneca Foods Corp Class A (b)	9,828	708,599
Simply Good Foods Co/The (b)	165,196	6,573,149
SOW GOOD INC (b)(c)	3,063	10,996
The Campbell's Company	358,821	16,577,530
Tootsie Roll Industries Inc Class A	29,929	990,650
TreeHouse Foods Inc (b)	84,839	2,913,371
Tyson Foods Inc Class A	519,438	33,503,751
Utz Brands Inc Class A	131,234	2,284,784
Vital Farms Inc (b)	54,399	1,806,047
Westrock Coffee Co (b)(c)	60,574	486,409
WK Kellogg Co	120,717	2,510,914
		716,743,328
Household Products - 1.0%
Central Garden & Pet Co (b)(c)	90,318	3,590,141
Central Garden & Pet Co Class A	12,336	416,833
Church & Dwight Co Inc	444,608	48,964,679
Clorox Co/The	224,564	37,540,364
Colgate-Palmolive Co	1,483,729	143,372,733
Energizer Holdings Inc	117,943	4,494,808
Kimberly-Clark Corp	611,613	85,228,272
Oil-Dri Corp of America	9,738	673,090
Procter & Gamble Co/The	4,275,957	766,508,052
Reynolds Consumer Products Inc	98,228	2,719,932
Spectrum Brands Holdings Inc	50,889	4,679,244
WD-40 Co	24,597	6,815,583
		1,105,003,731
Personal Care Products - 0.1%
AXIL Brands Inc (b)	1,020	4,325
Beauty Health Co/The Class A (b)	148,117	219,213
BellRing Brands Inc (b)	234,283	18,381,844
Coty Inc Class A (b)	659,590	4,874,370
Edgewell Personal Care Co	89,569	3,276,434
elf Beauty Inc (b)(c)	102,598	13,288,493
Estee Lauder Cos Inc/The Class A	422,555	30,474,667
FitLife Brands Inc (b)	4,905	165,446
Herbalife Ltd (b)	182,286	1,416,362
Honest Co Inc/The (b)	128,171	1,062,538
Interparfums Inc	33,114	4,558,473
Kenvue Inc	3,477,093	83,728,399
Lifevantage Corp	18,981	277,312
Mannatech Inc (b)	422	3,625
Medifast Inc	19,499	383,545
Natural Alternatives International Inc (b)	4,595	21,413
Nature's Sunshine Products Inc (b)	22,367	363,240
Nu Skin Enterprises Inc Class A	89,629	654,292
Olaplex Holdings Inc (b)	217,342	419,470
Safety Shot Inc (b)(c)	77,242	71,016
United-Guardian Inc	3,757	36,969
Upexi Inc (b)	122	583
USANA Health Sciences Inc (b)	19,483	750,680
Veru Inc (b)	233,694	165,385
		164,598,094
Tobacco - 0.5%
22nd Century Group Inc (b)(c)	1,523	151
Altria Group Inc	3,098,876	178,929,100
Ispire Technology Inc (b)	35,023	215,041
Philip Morris International Inc	2,824,335	375,806,016
Turning Point Brands Inc	32,288	1,998,627
Universal Corp/VA	44,821	2,560,176
		559,509,111
TOTAL CONSUMER STAPLES		5,704,358,498

Energy - 3.5%
Energy Equipment & Services - 0.3%
Archrock Inc	306,745	7,858,807
Atlas Energy Solutions Inc (c)	109,346	2,577,285
Baker Hughes Co Class A	1,804,308	79,299,337
Bristow Group Inc (b)	44,172	1,688,254
Cactus Inc Class A	121,626	8,350,841
ChampionX Corp	344,156	10,651,628
Core Laboratories Inc (c)	84,759	1,724,846
DMC Global Inc (b)	31,478	253,398
Drilling Tools International Corp (b)	11,039	39,077
Energy Services of America Corp	20,528	330,296
ENGlobal Corp (b)	2,871	3,846
Expro Group Holdings NV (b)	197,759	2,746,873
Forum Energy Technologies Inc (b)	19,618	299,175
Geospace Technologies Corp (b)	22,216	238,600
Gulf Island Fabrication Inc (b)	23,764	164,209
Halliburton Co	1,604,657	51,124,372
Helix Energy Solutions Group Inc (b)	259,162	2,770,442
Helmerich & Payne Inc	179,378	6,211,860
Innovex International Inc (b)	61,859	1,006,446
KLX Energy Services Holdings Inc (b)(c)	24,254	146,252
Kodiak Gas Services Inc	58,776	2,376,901
Liberty Energy Inc Class A	302,758	5,570,747
Mammoth Energy Services Inc (b)	41,865	145,690
MIND Technology Inc (b)	1,643	6,407
Nabors Industries Ltd (b)	16,142	1,185,307
Natural Gas Services Group Inc (b)	17,517	486,272
NCS Multistage Holdings Inc (b)	1,783	37,335
Newpark Resources Inc (b)	157,013	1,312,629
Nine Energy Service Inc (b)(c)	30,124	52,717
Noble Corp PLC	247,136	8,271,642
NOV Inc	710,997	11,390,172
Oceaneering International Inc (b)	184,154	5,520,937
Oil States International Inc (b)	110,719	608,955
Patterson-UTI Energy Inc	666,535	5,598,894
Profire Energy Inc (b)	58,988	148,650
ProFrac Holding Corp Class A (b)(c)	40,246	365,031
ProPetro Holding Corp (b)	144,264	1,211,818
Ranger Energy Services Inc Class A	28,656	472,824
RPC Inc	149,981	965,878
Schlumberger NV	2,579,539	113,344,944
SEACOR Marine Holdings Inc (b)	44,699	307,082
Select Water Solutions Inc Class A	173,475	2,562,226
Smart Sand Inc	49,278	117,774
Solaris Energy Infrastructure Inc Class A	52,370	1,290,921
TETRA Technologies Inc (b)	211,025	812,446
Tidewater Inc (b)	88,426	4,573,393
Transocean Ltd (b)(c)	1,411,291	6,209,680
Valaris Ltd (b)	121,200	5,598,228
Weatherford International PLC	132,613	10,914,050
		368,945,394
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy Inc	4,469	166,336
Aemetis Inc (b)(c)	80,476	329,147
American Carbon Corp (d)	23,327	0
American Resources Corp (b)(c)	92,997	110,666
Amplify Energy Corp (b)	65,015	436,251
Antero Midstream Corp	609,438	9,732,725
Antero Resources Corp (b)	530,078	17,328,250
APA Corp	672,846	15,239,962
Barnwell Industries Inc (b)	2,008	3,674
Battalion Oil Corp (b)	7,306	25,279
Berry Corp	143,533	585,615
California Resources Corp	126,166	7,463,981
Calumet Inc (c)	124,731	2,811,437
Centrus Energy Corp Class A (b)(c)	25,790	2,346,890
Cheniere Energy Inc	410,762	92,014,796
Chevron Corp	3,089,212	500,236,099
Chord Energy Corp	113,045	14,415,498
Civitas Resources Inc	165,229	8,572,081
Clean Energy Fuels Corp (b)	318,370	980,580
Clean Energy Technologies Inc (b)	38,725	26,070
CNX Resources Corp (b)	274,580	11,125,982
Comstock Inc (b)	304,221	111,649
Comstock Resources Inc	162,989	2,537,739
ConocoPhillips	2,367,796	256,527,019
CONSOL Energy Inc	48,536	6,343,655
Coterra Energy Inc	1,342,471	35,870,825
Crescent Energy Co Class A	278,751	4,145,027
CVR Energy Inc (c)	61,906	1,197,881
Delek US Holdings Inc	116,199	2,213,591
Devon Energy Corp	1,138,172	43,193,627
Diamondback Energy Inc	340,155	60,408,126
Dorian LPG Ltd	65,634	1,606,064
DT Midstream Inc	176,798	18,761,804
Empire Petroleum Corp (b)(c)	48,173	304,935
EOG Resources Inc	1,032,423	137,580,689
Epsilon Energy Ltd	43,099	250,836
Eqt Corp	1,079,861	49,068,884
Evolution Petroleum Corp	56,231	329,514
Excelerate Energy Inc Class A	30,804	954,000
Expand Energy Corp	374,766	37,086,843
Exxon Mobil Corp	8,069,603	951,890,370
FutureFuel Corp	50,998	265,700
Gevo Inc (b)(c)	427,547	705,453
Granite Ridge Resources Inc	98,754	636,963
Green Plains Inc (b)	116,308	1,256,126
Gulfport Energy Corp (b)	22,863	4,019,315
Hallador Energy Co (b)	59,115	721,203
Hess Corp	501,554	73,818,718
HF Sinclair Corp	293,839	12,026,830
HighPeak Energy Inc Class A	46,305	697,816
Houston American Energy Corp (b)(c)	17,123	23,801
International Seaways Inc	73,779	2,877,381
Kinder Morgan Inc	3,505,334	99,095,792
Kinetik Holdings Inc Class A	68,415	4,037,853
Lightbridge Corp (b)(c)	28,817	188,463
Magnolia Oil & Gas Corp Class A	341,586	9,475,596
Marathon Petroleum Corp	607,783	94,905,315
Matador Resources Co	210,406	12,626,464
Mexco Energy Corp	470	5,551
Murphy Oil Corp	256,604	8,331,932
NACCO Industries Inc Class A	7,360	237,066
New Fortress Energy Inc Class A	189,502	2,021,986
NextDecade Corp (b)(c)	248,972	1,802,557
Northern Oil & Gas Inc	183,244	7,969,282
Occidental Petroleum Corp	1,223,650	61,892,217
ONEOK Inc	1,060,712	120,496,883
OPAL Fuels Inc Class A (b)(c)	44,069	171,208
Ovintiv Inc	480,267	21,813,727
Par Pacific Holdings Inc (b)	101,442	1,768,134
PBF Energy Inc Class A	183,542	5,779,738
Peabody Energy Corp	228,551	5,450,941
PEDEVCO Corp (b)	44,926	37,590
Permian Resources Corp Class A	1,153,372	18,061,806
Phillips 66	760,096	101,837,662
PHX Minerals Inc Class A	55,681	212,145
PrimeEnergy Resources Corp (b)	949	190,796
Range Resources Corp	438,611	15,675,957
REX American Resources Corp (b)	27,588	1,194,836
Riley Exploration Permian Inc	16,235	569,849
Ring Energy Inc (b)	202,182	309,338
Sable Offshore Corp (b)	82,855	1,945,435
SandRidge Energy Inc	56,120	658,288
Sitio Royalties Corp Class A	146,655	3,475,724
SM Energy Co	209,460	9,465,497
Stabilis Solutions Inc (b)	7,774	39,259
Summit Midstream Corp	16,686	630,564
Talos Energy Inc (b)	225,162	2,533,073
Targa Resources Corp	397,906	81,292,196
Texas Pacific Land Corp	34,248	54,799,882
Trio Petroleum Corp (b)(c)	1,648	1,894
Uranium Energy Corp (b)	741,965	6,165,729
US Energy Corp (b)	20,023	37,043
VAALCO Energy Inc	190,625	976,000
Valero Energy Corp	582,194	80,971,542
Verde Clean Fuels Inc Class A (b)(c)	7,946	33,929
Viper Energy Inc Class A	184,953	10,007,807
Vital Energy Inc (b)(c)	50,016	1,642,025
Vitesse Energy Inc	44,488	1,249,223
Vivakor Inc (b)	25,244	38,623
W&T Offshore Inc	172,070	333,816
Williams Cos Inc/The	2,213,160	129,514,123
World Kinect Corp	107,143	3,101,790
		3,376,457,849
TOTAL ENERGY		3,745,403,243

Financials - 14.5%
Banks - 3.9%
1895 Bancorp of Wisconsin Inc (b)	11,151	113,963
1st Source Corp	30,549	1,982,325
ACNB Corp	15,344	719,020
Affinity Bancshares Inc (b)	9,342	202,441
Amalgamated Financial Corp	37,306	1,329,213
Amerant Bancorp Inc Class A	63,079	1,568,775
Ameris Bancorp	117,261	8,241,103
AmeriServ Financial Inc	10,594	30,405
Ames National Corp	17,061	289,866
Arrow Financial Corp	26,448	872,255
Associated Banc-Corp	291,155	7,770,927
Atlantic Union Bankshares Corp	163,207	6,924,873
Auburn National BanCorp Inc	4,830	114,230
Axos Financial Inc (b)	99,144	8,214,080
Banc of California Inc	250,956	4,323,972
BancFirst Corp	35,729	4,511,858
Bancorp Inc/The (b)	88,984	5,199,335
Bank First Corp	16,335	1,745,721
Bank of America Corp	12,261,154	582,527,427
Bank of Hawaii Corp	72,227	5,704,488
Bank of Marin Bancorp	27,113	685,417
Bank of the James Financial Group Inc	7,619	117,409
Bank OZK	190,440	9,516,287
Bank7 Corp	7,539	359,309
BankFinancial Corp	19,951	266,944
BankUnited Inc	136,280	5,733,300
Bankwell Financial Group Inc	12,127	402,010
Banner Corp	62,530	4,664,113
Bar Harbor Bankshares	27,695	996,743
BayCom Corp	17,710	513,413
Bayfirst Financial Corp	7,201	95,269
BCB Bancorp Inc	27,376	363,280
Berkshire Hills Bancorp Inc	75,908	2,313,676
Blue Foundry Bancorp (b)	36,027	399,539
Blue Ridge Bankshares Inc (b)	80,096	282,739
Bogota Financial Corp (b)	8,140	66,015
BOK Financial Corp	40,322	4,793,076
Bridgewater Bancshares Inc (b)	35,168	524,003
Broadway Financial Corp/DE (b)	11,216	80,194
Brookline Bancorp Inc	161,292	2,030,666
Burke & Herbert Financial Services Corp	23,670	1,639,858
Business First Bancshares Inc	42,540	1,212,390
BV Financial Inc (b)	16,877	285,559
Byline Bancorp Inc	44,353	1,393,571
C&F Financial Corp	5,396	388,350
Cadence Bank	329,906	12,599,110
California BanCorp (b)	41,319	740,436
Camden National Corp	26,134	1,231,173
Capital Bancorp Inc	16,360	473,786
Capital City Bank Group Inc	24,937	981,520
Capitol Federal Financial Inc	219,326	1,465,098
Carter Bankshares Inc (b)	41,834	781,459
Carver Bancorp Inc (b)	1,876	3,470
Catalyst Bancorp Inc (b)	7,199	85,596
Cathay General Bancorp	138,631	7,210,198
CB Financial Services Inc	8,751	279,901
Central Pacific Financial Corp	48,893	1,560,665
Central Plains Bancshares Inc (b)	6,029	87,421
CF Bankshares Inc Class A	7,234	204,143
CFSB Bancorp Inc (b)	1,191	8,062
Chemung Financial Corp	5,879	307,648
ChoiceOne Financial Services Inc	14,719	551,668
Citigroup Inc	3,466,017	245,636,625
Citizens & Northern Corp	27,416	561,480
Citizens Community Bancorp Inc/WI	21,660	351,109
Citizens Financial Group Inc	814,900	39,229,286
Citizens Financial Services Inc	8,116	573,071
City Holding Co	26,523	3,483,000
Civista Bancshares Inc	27,679	633,296
CNB Financial Corp/PA	37,757	1,053,798
Coastal Financial Corp/WA Class A (b)	19,536	1,495,481
Colony Bankcorp Inc	27,708	488,492
Columbia Banking System Inc	379,190	11,758,682
Columbia Financial Inc (b)	49,179	896,533
Comerica Inc	240,040	17,342,890
Commerce Bancshares Inc/MO	216,479	15,965,326
Community Financial System Inc	95,318	6,598,865
Community Trust Bancorp Inc	28,015	1,652,325
Community West Bancshares	31,077	681,208
Connectone Bancorp Inc	64,577	1,775,868
CrossFirst Bankshares Inc (b)	78,329	1,355,875
Cullen/Frost Bankers Inc	116,878	16,435,384
Customers Bancorp Inc (b)	53,469	3,018,325
CVB Financial Corp	237,802	5,569,323
Dime Community Bancshares Inc	64,191	2,303,173
Eagle Bancorp Inc	54,459	1,598,916
Eagle Bancorp Montana Inc	13,478	234,517
East West Bancorp Inc	252,819	27,729,188
Eastern Bankshares Inc	347,531	6,477,978
ECB Bancorp Inc/MD (b)	14,366	215,346
Enterprise Bancorp Inc/MA	17,282	639,261
Enterprise Financial Services Corp	67,351	4,080,797
Equity Bancshares Inc Class A	23,573	1,131,268
Esquire Financial Holdings Inc	11,897	924,278
ESSA Bancorp Inc	13,721	283,613
Evans Bancorp Inc	9,825	436,328
Farmers & Merchants Bancorp Inc/Archbold OH	22,824	765,060
Farmers National Banc Corp	69,187	1,082,777
FB Financial Corp	62,902	3,550,818
Fidelity D&D Bancorp Inc	8,692	466,760
Fifth District Bancorp Inc	8,962	111,577
Fifth Third Bancorp	1,230,530	59,139,272
Financial Institutions Inc	28,258	767,487
Finward Bancorp	6,571	205,015
Finwise Bancorp (b)	16,146	299,993
First Bancorp Inc/The	15,387	439,607
First Bancorp/Southern Pines NC	75,633	3,577,441
First Bancshares Inc/The	51,053	1,896,108
First Bank/Hamilton NJ	35,569	526,066
First Busey Corp	96,516	2,576,012
First Business Financial Services Inc	13,248	663,990
First Capital Inc	6,079	201,336
First Citizens BancShares Inc/NC Class A	21,764	49,948,380
First Commonwealth Financial Corp	184,109	3,466,772
First Community Bankshares Inc	29,830	1,377,251
First Community Corp/SC	14,489	376,859
First Financial Bancorp	172,898	5,105,678
First Financial Bankshares Inc	233,069	9,714,316
First Financial Corp/IN	19,358	945,445
First Financial Northwest Inc	14,587	329,666
First Foundation Inc	114,633	911,332
First Guaranty Bancshares Inc	11,659	166,840
First Hawaiian Inc (c)	230,658	6,368,467
First Horizon Corp	976,649	20,636,593
First Interstate BancSystem Inc Class A	155,744	5,446,368
First Interstate Bank of Calif	14,620	613,017
First Merchants Corp	105,158	4,600,663
First Mid Bancshares Inc	36,611	1,538,028
First National Corp/VA	8,733	216,753
First Northwest Bancorp	14,529	165,631
First of Long Island Corp/The	39,775	575,544
First Savings Financial Group Inc	10,041	301,832
First Seacoast Bancorp Inc (b)	7,736	70,939
First United Corp	10,616	378,354
First US Bancshares Inc	9,739	126,704
First Western Financial Inc (b)	13,057	289,996
Firstsun Capital Bancorp (b)	19,847	765,697
Five Star Bancorp	28,992	955,286
Flagstar Financial Inc	544,533	6,518,060
Flushing Financial Corp	52,827	937,151
FNB Corp/PA	649,310	11,135,667
Franklin Financial Services Corp	7,664	256,284
FS Bancorp Inc	12,333	588,284
Fulton Financial Corp	329,667	7,114,214
FVCBankcorp Inc (b)	26,743	384,564
German American Bancorp Inc	53,681	2,414,571
Glacier Bancorp Inc	205,004	11,867,682
Glen Burnie Bancorp	5,980	37,614
Great Southern Bancorp Inc	15,207	974,312
Greene County Bancorp Inc	12,911	392,753
Guaranty Bancshares Inc/TX	15,995	588,936
Hancock Whitney Corp	156,797	9,310,606
Hanmi Financial Corp	54,669	1,445,995
Hanover Bancorp Inc/NY	8,272	208,372
Harborone Northeast Bancorp Inc	69,236	891,760
Hawthorn Bancshares Inc	11,890	385,236
HBT Financial Inc	23,521	563,328
Heartland Financial USA Inc	78,045	5,273,501
Heritage Commerce Corp	112,475	1,194,485
Heritage Financial Corp Wash	62,771	1,660,293
Hilltop Holdings Inc	82,424	2,608,720
Hingham Institution For Savings The (c)	3,301	935,041
Home Bancorp Inc	12,645	641,481
Home BancShares Inc/AR	335,235	10,647,064
Home Federal Bancorp Inc of Louisiana	1,376	17,749
HomeStreet Inc	32,369	384,544
HomeTrust Bancshares Inc	25,239	936,115
Hope Bancorp Inc	217,262	2,959,108
Horizon Bancorp Inc/IN	78,852	1,442,203
Huntington Bancshares Inc/OH	2,641,186	47,567,760
IF Bancorp Inc	4,342	97,825
Independent Bank Corp	77,080	5,579,821
Independent Bank Corp/MI	37,995	1,429,752
Independent Bank Group Inc	65,508	4,383,795
International Bancshares Corp	96,614	7,065,382
Investar Holding Corp	16,093	383,335
John Marshall Bancorp Inc	22,221	503,306
JPMorgan Chase & Co	5,167,722	1,290,483,538
Kearny Financial Corp/MD	103,874	822,682
KeyCorp	1,689,198	32,905,577
Lake Shore Bancorp Inc	4,139	57,656
Lakeland Financial Corp	45,842	3,367,553
Landmark Bancorp Inc/Manhattan KS	7,378	184,007
LCNB Corp	24,704	433,308
LINKBANCORP Inc	51,310	389,956
Live Oak Bancshares Inc	60,934	2,888,272
M&T Bank Corp	303,323	66,728,027
Magyar Bancorp Inc	11,860	168,175
MainStreet Bancshares Inc	9,675	179,858
Mercantile Bank Corp	29,310	1,466,966
Meridian Corp	14,209	240,132
Metrocity Bankshares Inc	33,243	1,141,565
Metropolitan Bank Holding Corp (b)	18,105	1,175,739
Mid Penn Bancorp Inc	28,492	913,169
Middlefield Banc Corp	12,875	398,868
Midland States Bancorp Inc	38,955	1,045,942
MidWestOne Financial Group Inc	26,480	872,516
MVB Financial Corp	21,986	474,458
National Bank Holdings Corp Class A	69,114	3,299,502
National Bankshares Inc VA	11,443	367,320
NB Bancorp Inc	69,223	1,394,151
Nbt Bancorp Inc	85,167	4,268,570
Nicolet Bankshares Inc	23,874	2,659,564
Northeast Bank	11,992	1,180,612
Northeast Community Bancorp Inc	23,963	722,484
Northfield Bancorp Inc	68,118	911,419
Northrim BanCorp Inc	10,132	861,929
Northwest Bancshares Inc	230,069	3,377,413
Norwood Financial Corp	12,566	388,289
NSTS Bancorp Inc (b)	7,676	85,894
Oak Valley Bancorp	12,410	386,696
OceanFirst Financial Corp	105,016	2,171,731
Ohio Valley Banc Corp	7,186	195,315
Old National Bancorp/IN	577,354	13,371,519
Old Point Financial Corp	7,554	170,116
Old Second Bancorp Inc	80,898	1,504,703
OP Bancorp	18,778	325,329
OptimumBank Holdings Inc (b)	15,315	73,053
Orange County Bancorp Inc	8,218	490,122
Origin Bancorp Inc	52,639	1,808,676
Orrstown Financial Services Inc	34,987	1,381,987
Pacific Premier Bancorp Inc	175,321	4,979,116
Park National Corp	26,391	5,023,791
Parke Bancorp Inc	17,563	414,662
Pathfinder Bancorp Inc	4,853	86,723
Pathward Financial Inc	45,252	3,795,738
Patriot National Bancorp Inc (b)	4,099	9,263
PB Bankshares Inc (b)	1,389	20,390
PCB Bancorp	21,486	461,734
Peapack-Gladstone Financial Corp	27,646	999,126
Penns Woods Bancorp Inc	13,270	428,356
Peoples Bancorp Inc/OH	62,465	2,191,272
Peoples Bancorp of North Carolina Inc	8,123	260,017
Peoples Financial Services Corp	17,416	961,189
Pinnacle Financial Partners Inc	140,150	17,814,467
Pioneer Bancorp Inc/NY (b)	18,141	213,701
Plumas Bancorp	10,016	501,802
PNC Financial Services Group Inc/The	722,749	155,188,665
Ponce Financial Group Inc (b)	40,041	517,730
Preferred Bank/Los Angeles CA	22,491	2,121,576
Premier Financial Corp	64,966	1,800,208
Primis Financial Corp	36,423	455,288
Princeton Bancorp Inc	8,752	324,437
Prosperity Bancshares Inc	172,161	14,415,041
Provident Bancorp Inc (b)	32,613	380,594
Provident Financial Holdings Inc	11,209	181,810
Provident Financial Services Inc	236,563	4,996,211
QCR Holdings Inc	30,183	2,780,156
RBB Bancorp	23,898	570,206
Red River Bancshares Inc	8,447	507,242
Regions Financial Corp	1,666,590	45,431,243
Renasant Corp	115,270	4,336,457
Republic Bancorp Inc/KY Class A	17,287	1,318,566
Rhinebeck Bancorp Inc (b)	3,548	35,374
Richmond Mutual BanCorp Inc	20,342	291,297
Riverview Bancorp Inc	36,243	202,236
S&T Bancorp Inc	69,237	2,962,651
Sandy Spring Bancorp Inc	81,549	3,072,766
SB Financial Group Inc	11,647	252,856
Seacoast Banking Corp of Florida	152,909	4,581,154
ServisFirst Bancshares Inc	91,142	8,729,581
Shore Bancshares Inc	55,280	909,356
Sierra Bancorp	22,770	716,572
Simmons First National Corp Class A	226,670	5,544,348
SmartFinancial Inc	25,573	927,277
Sound Financial Bancorp Inc	4,100	223,450
South Plains Financial Inc	22,149	861,375
Southern First Bancshares Inc (b)	13,627	608,991
Southern Missouri Bancorp Inc	16,921	1,110,864
Southern States Bancshares Inc	11,926	443,886
Southside Bancshares Inc	51,015	1,791,647
SouthState Corp	137,768	15,249,540
SR Bancorp Inc (b)	16,373	184,687
Stellar Bancorp Inc	86,021	2,667,511
Sterling Bancorp Inc/MI (b)	29,533	143,530
Stock Yards Bancorp Inc	48,907	3,722,801
Summit State Bank	8,729	66,951
Synovus Financial Corp	262,773	14,996,455
Territorial Bancorp Inc	12,902	139,471
Texas Capital Bancshares Inc (b)	83,755	7,408,130
Texas Community Bancshares Inc	641	9,614
TFS Financial Corp	96,125	1,359,208
Third Coast Bancshares Inc (b)	22,693	805,602
Timberland Bancorp Inc/WA	12,938	419,062
Tompkins Financial Corp	22,856	1,744,141
Towne Bank/Portsmouth VA	136,611	5,004,061
TriCo Bancshares	59,588	2,880,484
Triumph Financial Inc (b)	39,734	4,255,114
Truist Financial Corp	2,434,460	116,075,053
TrustCo Bank Corp NY	33,970	1,265,043
Trustmark Corp	110,214	4,310,470
UMB Financial Corp	80,166	10,060,031
Union Bankshares Inc/Morrisville VT	6,904	237,498
United Bancorp Inc/OH	8,924	121,991
United Bankshares Inc/WV	243,622	10,297,902
United Community Banks Inc/GA	215,512	7,286,461
United Security Bancshares/Fresno CA	25,975	255,334
Unity Bancorp Inc	10,832	491,773
Univest Financial Corp	52,650	1,672,164
US Bancorp	2,833,664	151,005,955
USCB Financial Holdings Inc	19,246	394,158
Valley National Bancorp	849,993	9,043,926
Veritex Holdings Inc	98,576	2,997,696
Village Bank and Trust Financial Corp	1,285	99,909
Virginia National Bankshares Corp	8,846	361,094
WaFd Inc	147,442	5,393,428
Washington Trust Bancorp Inc	31,126	1,156,020
Webster Financial Corp	313,200	19,349,496
Wells Fargo & Co	6,182,925	470,953,397
WesBanco Inc	107,057	3,783,394
West BanCorp Inc	26,278	627,256
Westamerica BanCorp	48,231	2,760,260
Western Alliance Bancorp	198,662	18,596,750
Western New England Bancorp Inc	32,413	304,034
William Penn Bancorp	13,752	181,801
Wintrust Financial Corp	122,122	16,854,057
WSFS Financial Corp	107,198	6,434,024
Zions Bancorp NA	266,910	16,153,393
		4,170,147,011
Capital Markets - 3.4%
Affiliated Managers Group Inc	54,539	10,228,244
AlTi Global Inc Class A (b)(c)	112,090	532,428
Ameriprise Financial Inc	178,352	102,368,697
Ares Management Corp Class A	335,200	59,239,896
Artisan Partners Asset Management Inc Class A	127,376	6,214,675
Associated Capital Group Inc Class A	3,747	135,979
B Riley Financial Inc (c)	29,580	173,191
Bakkt Holdings Inc Class A (b)(c)	11,639	324,146
Bank of New York Mellon Corp/The	1,339,621	109,674,771
Beneficient Class A (b)(c)	1,705	1,485
BGC Group Inc Class A	686,717	6,688,624
Binah Capital Group Inc (c)	3,616	9,329
Blackrock Inc	252,896	258,662,029
Blackstone Inc	1,308,022	249,949,924
Blue Owl Capital Inc Class A	937,116	22,237,763
Bridge Investment Group Holdings Inc Class A	67,615	668,712
Brightsphere Investment Group Inc	49,376	1,539,544
Carlyle Group Inc/The	382,244	20,346,848
Cboe Global Markets Inc	189,992	41,009,773
Charles Schwab Corp/The	2,713,512	224,570,253
CME Group Inc Class A	654,073	155,669,374
Cohen & Co Inc	486	4,909
Cohen & Steers Inc (c)	48,772	5,104,478
Coinbase Global Inc Class A (b)	368,507	109,151,773
Diamond Hill Investment Group Inc	5,117	846,096
DigitalBridge Group Inc Class A	283,481	3,713,601
Dominari Holdings Inc (b)	7,418	12,536
Donnelley Financial Solutions Inc (b)	48,161	2,901,700
Ellington Credit Co	47,772	321,506
Evercore Inc Class A	64,976	20,006,110
FactSet Research Systems Inc	69,025	33,868,497
Federated Hermes Inc Class B	144,462	6,175,751
Forge Global Holdings Inc Class A (b)	203,624	221,950
Franklin Resources Inc	559,941	12,744,257
GCM Grosvenor Inc Class A	80,739	1,001,971
Goldman Sachs Group Inc/The	573,542	349,040,456
Great Elm Group Inc (b)	41,349	75,255
Hamilton Lane Inc Class A	73,753	14,190,077
Hennessy Advisors Inc	8,709	95,625
Heritage Global Inc (b)	48,303	84,530
Houlihan Lokey Inc Class A	96,749	18,294,268
Interactive Brokers Group Inc Class A	197,481	37,736,644
Intercontinental Exchange Inc	1,042,465	167,795,166
Invesco Ltd	816,762	14,775,225
Janus Henderson Group PLC	230,790	10,450,171
Jefferies Financial Group Inc	295,657	23,398,295
KKR & Co Inc Class A	1,224,639	199,456,954
Lazard Inc Class A	205,128	11,911,783
LPL Financial Holdings Inc	135,766	44,144,315
MarketAxess Holdings Inc	68,608	17,748,204
MarketWise Inc Class A	57,473	29,880
Moelis & Co Class A	128,307	9,877,073
Moody's Corp	284,262	142,125,315
Morgan Stanley	2,262,568	297,776,575
Morningstar Inc	49,096	17,387,348
MSCI Inc	142,784	87,045,410
Nasdaq Inc	751,173	62,339,847
Northern Trust Corp	366,182	40,704,791
Open Lending Corp (b)	190,319	1,214,235
Oppenheimer Holdings Inc Class A	10,599	654,064
P10 Inc Class A	78,598	1,108,232
Perella Weinberg Partners Class A	95,044	2,439,779
Piper Sandler Cos	28,867	9,901,092
PJT Partners Inc Class A	43,190	7,228,278
Raymond James Financial Inc	336,657	56,989,297
Robinhood Markets Inc Class A (b)	1,288,841	48,383,091
S&P Global Inc	581,593	303,888,159
SEI Investments Co	179,072	14,796,719
Siebert Financial Corp (b)	38,770	111,270
Silvercrest Asset Management Group Inc Class A	18,738	343,655
State Street Corp	542,716	53,462,953
StepStone Group Inc Class A	114,300	7,531,227
Stifel Financial Corp	186,512	21,598,090
StoneX Group Inc (b)	52,643	5,462,238
T Rowe Price Group Inc	404,009	50,032,475
TPG Inc Class A	158,827	11,111,537
Tradeweb Markets Inc Class A	211,481	28,655,676
US Global Investors Inc Class A	16,732	40,826
Value Line Inc	1,304	67,886
Victory Capital Holdings Inc Class A	82,576	5,737,380
Virtu Financial Inc Class A	148,574	5,543,296
Virtus Invt Partners Inc	12,034	2,972,037
Westwood Holdings Group Inc	12,339	194,956
WisdomTree Inc (c)	215,257	2,572,321
		3,674,844,796
Consumer Finance - 0.7%
Ally Financial Inc	498,817	19,942,704
American Express Co	1,020,076	310,796,756
Atlanticus Holdings Corp (b)	8,825	514,145
Bread Financial Holdings Inc	89,847	5,285,699
Capital One Financial Corp	693,382	133,136,278
Consumer Portfolio Services Inc (b)	16,010	165,863
Credit Acceptance Corp (b)	11,401	5,674,278
Dave Inc Class A (b)	13,276	1,310,076
Discover Financial Services	456,094	83,205,228
Encore Capital Group Inc (b)(c)	42,760	2,103,151
Enova International Inc (b)	48,070	5,071,866
EZCORP Inc Class A (b)	93,309	1,194,355
FirstCash Holdings Inc	70,553	7,680,400
Green Dot Corp Class A (b)	97,833	1,004,745
Katapult Holdings Inc Class A (b)	6,407	48,436
LendingClub Corp (b)	204,737	3,406,824
Lendingtree Inc (b)	20,040	885,968
Medallion Financial Corp	32,146	302,815
Moneylion Inc Class A (b)	11,516	1,056,017
Navient Corp	140,182	2,184,036
Nelnet Inc Class A	32,949	3,588,805
NerdWallet Inc Class A (b)	72,375	1,013,250
Old Market Capital Corp (b)	13,944	83,105
OneMain Holdings Inc	219,354	12,579,952
Oportun Financial Corp (b)	51,657	205,594
OppFi Inc Class A	33,616	274,307
PRA Group Inc (b)	71,547	1,516,796
PROG Holdings Inc	77,043	3,748,912
Regional Management Corp	16,656	508,508
SLM Corp	397,204	10,875,446
SoFi Technologies Inc Class A (b)	1,931,811	31,701,019
Synchrony Financial	717,803	48,466,059
Upstart Holdings Inc (b)(c)	141,836	11,175,258
World Acceptance Corp (b)	5,943	718,628
		711,425,279
Financial Services - 4.2%
Acacia Research Corp (b)	68,153	310,096
Affirm Holdings Inc Class A (b)	436,399	30,552,294
Alerus Financial Corp	42,829	943,951
Apollo Global Management Inc	817,104	143,017,713
AppTech Payments Corp (b)	27,331	12,787
AvidXchange Holdings Inc (b)	343,820	3,933,301
Berkshire Hathaway Inc Class B (b)	3,327,020	1,607,017,200
Better Home & Finance Holding Co Class A (b)	11,447	180,519
Block Inc Class A (b)	1,008,756	89,325,344
BM Technologies Inc Class A (b)(c)	15,594	74,461
Cannae Holdings Inc	100,874	2,188,966
Cass Information Systems Inc	22,431	1,006,479
Corebridge Financial Inc	493,338	15,969,351
Corpay Inc (b)	126,017	48,035,160
Enact Holdings Inc	52,770	1,858,032
Equitable Holdings Inc	581,285	28,035,376
Essent Group Ltd	194,291	11,226,134
Euronet Worldwide Inc (b)	76,693	8,062,735
Federal Agricultural Mortgage Corp Class C	18,204	3,886,008
Fidelity National Information Services Inc	990,761	84,511,913
Finance of America Cos Inc Class A (b)	14,167	275,406
Fiserv Inc (b)	1,045,410	230,993,794
FlexShopper Inc (b)	26,467	52,405
Flywire Corp (b)	202,311	4,594,483
Global Payments Inc	461,558	54,906,940
Guild Holdings Co Class A	17,438	235,413
HA Sustainable Infrastructure Capital Inc	210,982	6,616,396
I3 Verticals Inc Class A (b)	39,323	975,210
International Money Express Inc (b)	55,781	1,175,306
Jack Henry & Associates Inc	132,661	23,372,215
Jackson Financial Inc	137,711	13,797,265
loanDepot Inc Class A (b)	126,923	285,577
Marqeta Inc Class A (b)	753,297	2,922,792
Mastercard Inc Class A	1,498,474	798,596,734
Merchants Bancorp/IN	50,252	2,074,403
MGIC Investment Corp	469,767	12,336,081
Mr Cooper Group Inc (b)	116,777	11,522,387
NCR Atleos Corp (b)	131,162	4,303,425
NewtekOne Inc	44,937	651,587
NMI Holdings Inc (b)	144,382	5,773,836
Onity Group Inc (b)	10,678	329,630
Paymentus Holdings Inc Class A (b)	33,429	1,263,950
Payoneer Global Inc (b)	460,537	5,024,459
PayPal Holdings Inc (b)	1,856,665	161,102,822
Paysign Inc (b)	60,955	206,637
PennyMac Financial Services Inc	57,505	6,160,511
Priority Technology Holdings Inc (b)	25,846	240,368
Radian Group Inc	272,451	9,751,021
Remitly Global Inc (b)	265,732	5,463,450
Repay Holdings Corp Class A (b)	134,845	1,089,548
Rocket Cos Inc Class A (b)	241,004	3,501,788
Ryvyl Inc (b)	8,715	15,077
Security National Financial Corp Class A	21,219	277,545
Sezzle Inc (b)	4,539	1,924,672
SHF Holdings Inc Class A (b)	12,885	5,980
Shift4 Payments Inc Class A (b)(c)	117,965	13,457,447
SWK Holdings Corp (b)	6,249	99,422
Toast Inc Class A (b)	736,830	32,081,578
USA Technologies Inc (b)	105,059	953,936
Usio Inc (b)	20,216	30,526
UWM Holdings Corp Class A	171,572	1,116,934
Velocity Financial Inc (b)(c)	15,802	323,309
Visa Inc Class A	3,034,226	956,023,928
Voya Financial Inc	179,524	14,900,492
Walker & Dunlop Inc	58,331	6,426,910
Waterstone Financial Inc	33,076	499,117
Western Union Co/The	618,298	6,807,461
WEX Inc (b)	74,899	14,130,445
XBP Europe Holdings Inc Class A (b)	19,540	21,689
		4,498,840,127
Insurance - 2.3%
Abacus Life Inc Class A (b)	24,239	198,275
AFLAC Inc	914,716	104,277,624
Allstate Corp/The	479,373	99,417,166
Ambac Financial Group Inc (b)	85,000	1,091,400
American Coastal Insurance Corp (b)	44,616	612,578
American Financial Group Inc/OH	131,224	19,271,557
American International Group Inc	1,169,417	89,904,779
Amerisafe Inc	34,794	2,053,542
Aon PLC	394,519	154,469,969
Arch Capital Group Ltd	680,262	68,515,989
Arthur J Gallagher & Co	397,808	124,211,570
Assurant Inc	94,215	21,396,227
Assured Guaranty Ltd	89,526	8,350,985
Axis Capital Holdings Ltd	138,630	12,898,135
Baldwin Insurance Group Inc/The Class A (b)	121,555	5,951,333
Bowhead Specialty Holdings Inc	14,294	526,591
Brighthouse Financial Inc (b)	109,939	5,746,512
Brown & Brown Inc	429,667	48,595,338
Chubb Ltd	682,311	197,003,655
Cincinnati Financial Corp	283,652	45,336,099
Citizens Inc/TX Class A (b)(c)	82,944	371,589
CNA Financial Corp	42,813	2,159,488
CNO Financial Group Inc	191,970	7,659,603
Crawford & Co Class A	26,999	319,938
Crawford & Co Class B	15,911	177,567
Donegal Group Inc Class A	32,534	541,366
eHealth Inc (b)	52,857	298,642
Employers Holdings Inc	45,027	2,402,641
Enstar Group Ltd (b)	22,563	7,326,206
Erie Indemnity Co Class A	45,356	19,982,039
Everest Group Ltd	78,537	30,437,800
F&G Annuities & Life Inc	31,711	1,532,593
Fidelity National Financial Inc/US	471,919	29,914,945
First American Financial Corp	186,156	13,058,843
Fundamental Global Inc (b)	940	35,278
Genworth Financial Inc Class A (b)	805,346	6,281,699
Globe Life Inc	163,163	18,150,252
GoHealth Inc Class A (b)	8,798	112,702
Goosehead Insurance Inc Class A (b)	43,987	5,547,640
Greenlight Capital Re Ltd Class A (b)	47,154	704,009
Hagerty Inc Class A (b)	43,969	517,955
Hanover Insurance Group Inc/The	65,140	10,748,751
Hartford Financial Services Group Inc/The	532,460	65,657,643
HCI Group Inc	15,193	1,851,571
Heritage Insurance Holdings Inc (b)	39,448	490,339
Hippo Holdings Inc (b)	34,005	1,123,525
Horace Mann Educators Corp	74,477	3,118,352
ICC Holdings Inc (b)	1,691	39,062
Investors Title Co	2,681	768,133
James River Group Holdings Ltd	67,577	316,936
Kemper Corp	109,725	7,844,240
Kingstone Cos Inc (b)	16,243	272,070
Kinsale Capital Group Inc	40,176	20,427,085
Lemonade Inc (b)(c)	98,481	5,102,301
Lincoln National Corp	307,958	10,944,827
Loews Corp	333,271	28,904,594
Maiden Holdings Ltd (b)	86,756	141,412
Markel Group Inc (b)	23,511	41,918,232
Marsh & McLennan Cos Inc	892,915	208,254,565
MBIA Inc	79,607	548,492
Mercury General Corp	48,385	3,820,480
MetLife Inc	1,067,656	94,199,289
NI Holdings Inc (b)	10,754	173,570
Old Republic International Corp	435,540	16,972,994
Oscar Health Inc Class A (b)	351,132	6,085,118
Palomar Hldgs Inc (b)	47,675	5,163,203
Primerica Inc	61,524	18,626,391
Principal Financial Group Inc	387,683	33,763,312
ProAssurance Corp (b)	92,895	1,553,204
Progressive Corp/The	1,063,780	286,029,166
Prudential Financial Inc	648,053	83,864,539
Reinsurance Group of America Inc	119,695	27,338,338
Reliance Global Group Inc (b)(c)	2,613	3,945
RLI Corp	75,770	13,327,943
Root Inc/OH Class A (b)	13,974	1,394,745
Ryan Specialty Holdings Inc Class A	186,329	14,049,207
Safety Insurance Group Inc	27,023	2,319,654
Selective Insurance Group Inc	110,138	11,243,988
Selectquote Inc (b)	255,848	764,986
Skyward Specialty Insurance Group Inc (b)	59,478	3,218,355
Stewart Information Services Corp	50,599	3,799,479
The Travelers Companies, Inc.	413,902	110,114,488
Tiptree Inc Class A	38,818	884,662
Trupanion Inc (b)(c)	60,709	3,236,397
TWFG Inc Class A	22,683	800,937
United Fire Group Inc	38,466	1,177,060
Universal Insurance Holdings Inc	47,649	1,078,297
Unum Group	310,169	23,851,996
W R Berkley Corp	546,257	35,260,889
White Mountains Insurance Group Ltd	4,594	9,233,894
Willis Towers Watson PLC	184,505	59,410,610
		2,438,595,385
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
ACRES Commercial Realty Corp (b)	10,546	183,184
AG Mortgage Investment Trust Inc	54,586	372,822
AGNC Investment Corp	1,423,155	13,747,678
Angel Oak Mortgage REIT Inc	28,064	275,308
Annaly Capital Management Inc	910,098	18,138,254
Apollo Commercial Real Estate Finance Inc	232,174	2,147,610
Arbor Realty Trust Inc (c)	343,438	5,038,235
Ares Commercial Real Estate Corp	102,584	740,656
ARMOUR Residential REIT Inc (c)	89,248	1,688,572
Blackstone Mortgage Trust Inc Class A (c)	316,198	6,077,326
Brightspire Capital Inc Class A	242,277	1,536,036
Cherry Hill Mortgage Investment Corp	60,490	167,557
Chimera Investment Corp	145,581	2,160,422
Claros Mortgage Trust Inc	207,361	1,407,981
Dynex Capital Inc	135,927	1,705,884
Ellington Financial Inc	168,871	2,087,246
Franklin BSP Realty Trust Inc	150,694	1,971,078
Granite Point Mortgage Trust Inc	91,895	326,227
Great Ajax Corp	85,507	259,941
Invesco Mortgage Capital Inc	104,800	875,080
Kkr Real Estate Finance Trust Inc	105,294	1,224,569
Ladder Capital Corp Class A	203,513	2,413,664
Lument Finance Trust Inc	78,881	208,246
Manhattan Bridge Capital Inc	23,528	126,463
MFA Financial Inc	189,653	2,107,045
New York Mortgage Trust Inc	169,232	1,039,084
Nexpoint Real Estate Finance Inc	17,081	303,529
Orchid Island Capital Inc	130,241	1,014,577
Pennymac Mortgage Investment Trust	157,477	2,140,112
Ready Capital Corp	306,989	2,262,509
Redwood Trust Inc	237,599	1,701,209
Rithm Capital Corp	943,924	10,619,145
Sachem Capital Corp	95,568	150,997
Seven Hills Realty Trust	25,840	344,189
Starwood Property Trust Inc	579,658	11,807,634
Sunrise Realty Trust Inc	9,966	154,772
TPG RE Finance Trust Inc	120,493	1,100,101
Two Harbors Investment Corp	190,882	2,242,864
		101,867,806
TOTAL FINANCIALS		15,595,720,404

Health Care - 10.6%
Biotechnology - 2.1%
180 Life Sciences Corp (b)	102	227
2seventy bio Inc (b)(c)	92,567	369,342
4D Molecular Therapeutics Inc (b)	68,349	535,856
89bio Inc (b)	164,328	1,477,309
Aadi Bioscience Inc (b)	34,580	80,917
AbbVie Inc	3,208,588	586,947,003
Abeona Therapeutics Inc (b)	75,494	482,407
Absci Corp (b)(c)	152,502	465,131
ABVC BioPharma Inc (b)	14,387	7,625
ACADIA Pharmaceuticals Inc (b)	222,897	3,637,679
ACELYRIN Inc (b)	129,051	587,182
Aceragen Inc (b)(c)(d)	5,354	2,061
Achieve Life Sciences Inc (b)	60,831	268,265
Acrivon Therapeutics Inc (b)(c)	25,085	190,144
Actinium Pharmaceuticals Inc (b)	52,939	76,232
Actuate Therapeutics Inc	5,492	44,650
Acumen Pharmaceuticals Inc (b)	60,485	137,301
Acurx Pharmaceuticals Inc (b)	20,030	25,038
Adicet Bio Inc (b)	109,306	123,516
ADMA Biologics Inc (b)	423,661	8,519,823
Adverum Biotechnologies Inc (b)	29,680	197,075
AEON Biopharma Inc Class A (b)	46,260	25,161
Aerovate Therapeutics Inc (b)	23,963	63,023
Aevi Genomic Medicine Inc rights (b)(d)	29,385	0
Agenus Inc (b)(c)	39,355	134,594
Agios Pharmaceuticals Inc (b)	103,414	6,141,757
Aileron Therapeutics Inc (b)	35,681	102,048
AIM ImmunoTech Inc (b)	36,509	8,401
Akebia Therapeutics Inc (b)	351,221	723,515
Akero Therapeutics Inc (b)	114,927	3,689,157
Alaunos Therapeutics Inc (b)(c)	2,376	6,011
Aldeyra Therapeutics Inc (b)	78,561	384,949
Alector Inc (b)	148,401	384,359
Aligos Therapeutics Inc Class A (b)(c)	4,361	111,249
Alkermes PLC (b)	298,383	8,659,075
Allakos Inc (b)	138,643	142,802
Allogene Therapeutics Inc (b)(c)	275,961	684,383
Allovir Inc (b)	96,141	52,676
Alnylam Pharmaceuticals Inc (b)	233,083	58,986,315
Altimmune Inc (b)(c)	127,924	1,096,309
ALX Oncology Holdings Inc (b)	52,806	78,153
Alzamend Neuro Inc (b)(c)	705	916
Amgen Inc	976,180	276,132,037
Amicus Therapeutics Inc (b)	484,224	4,832,556
AnaptysBio Inc (b)	34,892	870,904
Anavex Life Sciences Corp (b)(c)	153,945	1,456,320
Anika Therapeutics Inc (b)	26,729	473,638
Anixa Biosciences Inc (b)	53,550	176,715
Annexon Inc (b)	158,183	852,606
Annovis Bio Inc (b)(c)	17,944	120,404
Apellis Pharmaceuticals Inc (b)	191,627	6,501,904
Apogee Therapeutics Inc (b)	59,030	2,665,205
Applied Therapeutics Inc (b)	153,462	311,528
AquaBounty Technologies Inc (b)(c)	5,557	5,501
Aravive Inc (b)(c)(d)	46,160	1,851
Arbutus Biopharma Corp (b)	271,176	938,269
Arcellx Inc (b)	70,285	6,190,000
Arcturus Therapeutics Holdings Inc (b)	44,824	822,072
Arcus Biosciences Inc (b)	97,317	1,502,574
Arcutis Biotherapeutics Inc (b)(c)	191,801	2,501,085
Ardelyx Inc (b)	428,588	2,430,094
Armata Pharmaceuticals Inc (b)	17,469	40,179
ArriVent Biopharma Inc	40,782	1,221,829
Arrowhead Pharmaceuticals Inc (b)	225,621	5,872,915
ARS Pharmaceuticals Inc (b)(c)	94,941	1,377,594
Assembly Biosciences Inc (b)	8,581	146,220
Astria Therapeutics Inc (b)	64,493	670,082
Atara Biotherapeutics Inc (b)	8,132	99,007
Atossa Therapeutics Inc (b)(c)	219,230	284,999
aTyr Pharma Inc (b)	136,142	480,581
Aura Biosciences Inc (b)	70,258	654,102
Avalo Therapeutics Inc (b)	1,729	16,512
Avid Bioservices Inc (b)	114,756	1,409,204
Avidity Biosciences Inc (b)	213,231	9,175,330
Avita Medical Inc (b)(c)	47,517	609,168
Beam Therapeutics Inc (b)	133,798	3,662,051
Bio-Path Holdings Inc (b)	170	135
bioAffinity Technologies Inc (b)	13,704	16,719
Bioatla Inc (b)	81,317	136,613
BioCardia Inc (b)	3,237	7,316
BioCryst Pharmaceuticals Inc (b)	375,334	2,815,005
Biogen Inc (b)	264,225	42,442,462
Biohaven Ltd (b)	151,533	6,972,033
BioMarin Pharmaceutical Inc (b)	345,561	22,817,393
Biomea Fusion Inc (b)(c)	44,299	320,725
Biora Therapeutics Inc (b)(c)	3,487	6,800
BioRestorative Therapies Inc (b)	13,485	20,632
BioVie Inc (b)	1,855	5,194
Bioxcel Therapeutics Inc (b)(c)	52,479	21,448
Black Diamond Therapeutics Inc (b)	80,263	212,697
Bluebird Bio Inc (b)(c)	388,090	157,176
Blueprint Medicines Corp (b)	115,571	11,138,733
Bolt Biotherapeutics Inc (b)	107,906	68,974
Bone Biologics Corp (b)(c)	3,936	4,881
Boundless Bio Inc (b)	8,946	24,423
BrainStorm Cell Therapeutics Inc (b)(c)	9,564	16,737
Bridgebio Pharma Inc (b)	266,073	7,207,918
C4 Therapeutics Inc (b)	104,747	476,599
Cabaletta Bio Inc (b)	88,687	338,784
Calidi Biotherapeutics Inc Class A (b)(c)	10,167	21,554
Candel Therapeutics Inc (b)	35,773	168,312
Capricor Therapeutics Inc (b)	54,181	1,029,981
Cardiff Oncology Inc (b)(c)	79,342	207,083
Cardio Diagnostics Holdings Inc (b)(c)	27,496	8,356
CareDx Inc (b)	95,117	2,334,171
Cargo Therapeutics Inc (b)(c)	65,859	1,197,317
Caribou Biosciences Inc (b)	151,219	331,170
Carisma Therapeutics Inc (b)	40,366	35,006
Carisma Therapeutics Inc rights (b)(d)	335,306	3
Cartesian Therapeutics Inc (b)(c)	8,024	151,092
Cartesian Therapeutics Inc rights (b)(d)	188,029	80,852
Catalyst Pharmaceuticals Inc (b)	202,523	4,469,683
CEL-SCI Corp (b)(c)	115,757	76,238
Celcuity Inc (b)	49,191	629,645
Celldex Therapeutics Inc (b)	120,500	3,306,520
Cellectar Biosciences Inc (b)	61,939	95,386
Celularity Inc Class A (b)(c)	20,859	42,552
Century Therapeutics Inc (b)(c)	64,753	111,375
CervoMed Inc (b)	9,093	98,204
CG oncology Inc	81,521	2,832,855
Checkpoint Therapeutics Inc (b)(c)	70,277	308,516
Chimerix Inc (b)	154,360	135,837
Chinook Therapeutics Inc rights (b)(d)	14,580	0
Cibus Inc Class A (b)	29,783	144,745
Cidara Therapeutics Inc (b)	9,297	187,892
Clene Inc (b)(c)	8,010	33,482
Climb Bio Inc (b)(c)	47,557	153,609
Coeptis Therapeutics Holdings Inc (b)(c)	22,919	4,595
Cogent Biosciences Inc (b)	186,745	1,775,945
Cogent Biosciences Inc rights (b)(d)	11,491	0
Coherus Biosciences Inc (b)(c)	210,103	256,326
Compass Therapeutics Inc (b)	182,203	296,991
Corbus Pharmaceuticals Holdings Inc (b)(c)	21,655	385,892
Corvus Pharmaceuticals Inc (b)	91,003	827,217
Coya Therapeutics Inc (b)	24,440	159,349
Creative Medical Technology Holdings Inc (b)	1,551	4,095
Crinetics Pharmaceuticals Inc (b)	164,970	9,436,284
Cue Biopharma Inc (b)	88,916	108,478
Cullinan Therapeutics Inc (b)	94,848	1,275,706
Curis Inc (b)	10,208	44,813
Cyclerion Therapeutics Inc (b)(c)	2,260	4,972
Cyclo Therapeutics Inc (b)	9,068	6,023
Cyteir Therapeutics Inc (d)	15,830	0
Cytokinetics Inc (b)	214,177	11,107,219
CytomX Therapeutics Inc (b)	146,060	154,824
Day One Biopharmaceuticals Inc (b)	120,786	1,682,549
Denali Therapeutics Inc (b)	223,648	5,591,200
Design Therapeutics Inc (b)(c)	53,958	323,748
DiaMedica Therapeutics Inc (b)	48,734	275,591
Dianthus Therapeutics Inc (b)(c)	32,367	776,484
Dianthus Therapeutics Inc rights (b)(d)	49,503	1
Disc Medicine Inc (b)	35,806	2,271,891
Dogwood Therapeutics Inc (b)(c)	2,294	5,460
Dogwood Therapeutics Inc (d)	776	0
Dyadic International Inc (b)	37,642	64,368
Dynavax Technologies Corp (b)	219,315	2,820,391
Dyne Therapeutics Inc (b)	142,335	4,356,874
Edesa Biotech Inc (b)	1,203	2,947
Editas Medicine Inc (b)(c)	140,575	314,888
Eledon Pharmaceuticals Inc (b)	73,510	342,557
Elevation Oncology Inc (b)	85,564	54,419
Elicio Therapeutics Inc (b)	11,606	59,075
Elutia Inc (b)	33,074	136,926
Emergent BioSolutions Inc (b)	95,217	963,596
Enanta Pharmaceuticals Inc (b)	36,296	312,146
Entrada Therapeutics Inc (b)	41,855	832,496
Equillium Inc (b)	35,240	26,465
Erasca Inc (b)(c)	387,372	1,107,884
Estrella Immunopharma Inc (b)	16,862	19,560
Eterna Therapeutics Inc (b)(c)	2,047	869
Exact Sciences Corp (b)	335,873	20,850,996
Exagen Inc (b)	10,039	39,855
Exelixis Inc (b)	519,103	18,926,495
Exicure Inc (b)(c)	896	26,423
Fate Therapeutics Inc (b)	167,631	531,390
Fibrobiologics Inc (c)	45,788	119,965
FibroGen Inc (b)	177,321	75,308
Foghorn Therapeutics Inc (b)	63,121	504,337
Forte Biosciences Inc (b)(c)	665	14,437
Fortress Biotech Inc (b)(c)	29,297	62,403
Gain Therapeutics Inc (b)	45,374	84,396
Galectin Therapeutics Inc (b)(c)	87,794	253,725
Genelux Corp (b)(c)	51,780	139,288
Generation Bio CO (b)	89,623	136,227
Genprex Inc (b)(c)	1,703	1,856
GeoVax Labs Inc (b)(c)	14,386	37,979
Geron Corp (b)	954,106	3,930,917
Gilead Sciences Inc	2,260,721	209,297,550
GlycoMimetics Inc (b)(c)	80,838	28,043
Gossamer Bio Inc (b)	363,775	253,951
GRAIL Inc (c)	47,818	836,815
Greenwich Lifesciences Inc (b)(c)	10,661	151,919
GT Biopharma Inc (b)	2,196	6,390
Gyre Therapeutics Inc (b)	30,469	381,168
Gyre Therapeutics Inc rights (b)(d)	35,667	0
Halozyme Therapeutics Inc (b)	230,342	11,102,484
HCW Biologics Inc (b)	29,023	13,699
Heron Therapeutics Inc (b)(c)	252,077	299,972
HilleVax Inc (b)	45,274	87,379
Hookipa Pharma Inc (b)	11,263	28,383
Humacyte Inc Class A (b)(c)	161,158	728,434
iBio Inc (b)	15,822	46,517
Ideaya Biosciences Inc (b)	153,386	4,196,641
IGM Biosciences Inc (b)(c)	35,417	355,587
Immix Biopharma Inc (b)	22,269	46,988
ImmuCell Corp (b)	13,747	55,813
Immuneering Corp (b)(c)	35,787	74,795
Immunic Inc (b)	161,160	199,838
ImmunityBio Inc (b)(c)	289,607	1,459,619
Immunome Inc (b)	97,598	1,322,453
Immunovant Inc (b)	119,412	3,367,418
Imunon Inc (b)(c)	23,168	19,531
IN8bio Inc (b)	61,228	18,436
Incyte Corp (b)	290,187	21,645,048
Indaptus Therapeutics Inc (b)	12,948	13,207
Inhibikase Therapeutics Inc (b)(c)	11,484	33,533
Inhibrx Biosciences Inc	17,653	269,385
Inmune Bio Inc (b)(c)	26,476	133,704
Inovio Pharmaceuticals Inc (b)(c)	47,462	205,036
Inozyme Pharma Inc (b)	86,769	235,144
Insmed Inc (b)	311,944	23,445,711
Instil Bio Inc (b)	6,873	184,952
Intellia Therapeutics Inc (b)	182,767	2,854,821
Intensity Therapeutics Inc (b)	9,421	27,886
Invivyd Inc (b)	97,463	68,088
Ionis Pharmaceuticals Inc (b)	289,022	10,326,756
Iovance Biotherapeutics Inc (b)	405,098	3,775,513
Ironwood Pharmaceuticals Inc Class A (b)	253,404	891,982
iTeos Therapeutics Inc (b)	49,126	420,027
Janux Therapeutics Inc (b)	48,927	2,211,990
Jasper Therapeutics Inc Class A (b)	20,835	475,246
KALA BIO Inc (b)	8,351	56,119
KalVista Pharmaceuticals Inc (b)(c)	58,653	590,049
Karyopharm Therapeutics Inc (b)(c)	223,458	188,844
Keros Therapeutics Inc (b)	58,570	3,381,832
Kezar Life Sciences Inc (b)	10,810	80,751
Kineta Inc rights (b)(d)	58,487	1
Klotho Neurosciences Inc (b)(c)	14,768	5,730
Kodiak Sciences Inc (b)	57,032	380,403
Korro Bio Inc (b)	10,418	542,361
Korro Bio Inc rights (b)(d)	54,830	1
Kronos Bio Inc (b)	76,509	72,684
Krystal Biotech Inc (b)	45,824	9,046,574
Kura Oncology Inc (b)	139,664	1,541,891
Kymera Therapeutics Inc (b)	81,026	3,796,068
Kyverna Therapeutics Inc	40,963	236,357
Lantern Pharma Inc (b)	15,440	49,562
Larimar Therapeutics Inc (b)	57,858	366,241
Leap Therapeutics Inc (b)(c)	56,092	167,154
LENZ Therapeutics Inc (c)	29,531	1,051,304
Lexeo Therapeutics Inc (b)	44,486	366,120
Lexicon Pharmaceuticals Inc (b)	333,092	267,706
Lineage Cell Therapeutics Inc (b)(c)	350,416	200,403
Lisata Therapeutics Inc (b)	4,379	12,261
Longeveron Inc (b)(c)	24,137	49,481
Lumos Pharma Inc (b)(c)	9,129	39,346
Lyell Immunopharma Inc (b)	295,013	278,817
MacroGenics Inc (b)	113,055	405,867
Madrigal Pharmaceuticals Inc (b)	30,731	10,085,607
MAIA Biotechnology Inc (b)(c)	36,051	79,673
MannKind Corp (b)	498,860	3,382,271
Marker Therapeutics Inc (b)	12,811	44,710
Matinas BioPharma Holdings Inc (b)	7,652	4,920
MediciNova Inc (b)	78,935	163,395
MediPacific Inc Class A rights (b)(d)	44,132	0
MEI Pharma Inc	7,491	21,050
Merrimack Pharmaceuticals Inc (b)(d)	28,782	0
Mersana Therapeutics Inc (b)	177,118	403,829
Metagenomi Inc	47,893	99,139
MetaVia Inc (b)	4,747	11,725
MetaVia Inc rights (b)(d)	380	0
MiMedx Group Inc (b)	211,671	1,957,957
Mineralys Therapeutics Inc (b)	42,490	542,597
Minerva Neurosciences Inc (b)	6,924	15,164
MiNK Therapeutics Inc (b)	6,761	4,969
Mirum Pharmaceuticals Inc (b)(c)	72,916	3,370,178
Moderna Inc (b)	613,418	26,413,779
Molecular Templates Inc (b)(c)	3,964	1,502
Moleculin Biotech Inc (b)	2,055	5,713
Monopar Therapeutics Inc (b)	3,025	68,153
Monte Rosa Therapeutics Inc (b)	80,023	829,038
Mural Oncology PLC	29,186	116,452
Mustang Bio Inc (b)	53,860	10,745
Myriad Genetics Inc (b)	164,865	2,682,354
NanoViricides Inc (b)(c)	22,261	30,275
Natera Inc (b)	224,504	37,667,281
NeuBase Therapeutics Inc (b)(d)	1,359	498
Neurocrine Biosciences Inc (b)	183,495	23,257,991
Neurogene Inc (b)	16,488	419,290
Neurogene Inc rights (b)(d)	9,649	0
NextCure Inc (b)	28,898	33,811
Nkarta Inc (b)	85,391	245,072
NKGen Biotech Inc (b)	15,070	6,028
Novavax Inc (b)(c)	293,510	2,559,407
Nurix Therapeutics Inc (b)	108,089	2,389,848
Nuvalent Inc Class A (b)	67,758	6,550,843
Nuvectis Pharma Inc (b)(c)	13,310	67,082
Ocean Biomedical Inc Class A (b)	21,585	14,915
Ocugen Inc (b)(c)	522,064	512,719
Olema Pharmaceuticals Inc (b)	68,270	690,892
Omega Therapeutics Inc (b)(c)	38,563	34,051
OmniAb Operations Inc (b)(d)	10,389	29,713
OmniAb Operations Inc (b)(d)	10,389	27,219
Oncocyte Corp (b)(c)	13,836	33,621
Onconetix Inc (b)(c)	1,822	1,256
Oncternal Therapeutics Inc (b)	4,027	2,795
Oncternal Therapeutics Inc rights (b)(d)	2,146	0
OnKure Therapeutics Inc Class A (b)(c)	3,599	55,497
Oragenics Inc (b)	1,390	441
Organogenesis Holdings Inc Class A (b)	134,237	519,497
Organovo Holdings Inc (b)	11,895	5,472
ORIC Pharmaceuticals Inc (b)(c)	82,911	820,819
Oruka Therapeutics Inc	2,400	52,152
Outlook Therapeutics Inc (b)(c)	26,389	54,097
Ovid therapeutics Inc (b)	114,338	130,345
Palatin Technologies Inc (b)(c)	32,071	36,561
Palisade Bio Inc (b)(c)	2,239	5,508
Palisade Bio Inc rights (b)(d)	289	0
Passage Bio Inc (b)	81,551	92,153
PDL BioPharma Inc (b)(d)	218,274	35,483
PDS Biotechnology Corp (b)(c)	68,669	150,385
PepGen Inc (b)	30,808	155,580
Perspective Therapeutics Inc (b)	95,925	417,274
PharmaCyte Biotech Inc (b)	55,514	98,260
Pieris Pharmaceuticals Inc (b)	1,882	30,902
Plus Therapeutics Inc (b)	5,315	7,016
PMV Pharmaceuticals Inc (b)	72,244	117,035
Poseida Therapeutics Inc (b)	126,231	1,175,211
Praxis Precision Medicines Inc (b)	30,088	2,412,155
Precigen Inc (b)	277,938	259,066
Precision BioSciences Inc (b)	11,485	83,726
Prelude Therapeutics Inc (b)(c)	35,353	37,121
Prime Medicine Inc (b)(c)	98,048	322,578
ProKidney Corp Class A (b)(c)	162,348	324,696
Protagonist Therapeutics Inc (b)	106,575	4,667,985
Protara Therapeutics Inc (b)(c)	30,335	91,308
PTC Therapeutics Inc (b)	139,607	6,125,955
Puma Biotechnology Inc (b)	62,758	212,750
Pyxis Oncology Inc (b)(c)	83,048	166,926
Q32 Bio Inc (b)	8,988	241,867
Q32 Bio Inc rights (b)(d)	61,627	1
Qualigen Therapeutics Inc (b)	30	136
Quince Therapeutics Inc (b)(c)	62,667	128,467
Rallybio Corp (b)	32,632	38,179
RAPT Therapeutics Inc (b)	54,201	68,293
Recursion Pharmaceuticals Inc Class A (b)(c)	514,203	3,635,415
Regeneron Pharmaceuticals Inc (b)	192,703	144,569,645
REGENXBIO Inc (b)	82,318	816,595
Regulus Therapeutics Inc (b)	81,337	130,953
Relay Therapeutics Inc (b)	231,157	1,086,438
Renovaro Inc (b)	153,448	116,068
RenovoRx Inc (b)	47,275	60,039
Replimune Group Inc (b)	107,333	1,511,249
REVOLUTION Medicines Inc (b)	286,121	16,552,100
Rezolute Inc/old (b)	83,602	421,354
Rhythm Pharmaceuticals Inc (b)	94,500	5,862,780
Rigel Pharmaceuticals Inc (b)	31,832	878,882
Rocket Pharmaceuticals Inc (b)	127,837	1,839,574
Roivant Sciences Ltd (b)	793,866	10,090,037
SAB Biotherapeutics Inc (b)	12,940	37,785
Sage Therapeutics Inc (b)	96,130	525,831
Sagimet Biosciences Inc Class A (b)(c)	42,828	243,691
Salarius Pharmaceuticals Inc (b)	321	481
Salarius Pharmaceuticals Inc warrants 1/20/2025 (b)	7,499	0
Sana Biotechnology Inc (b)(c)	232,847	647,315
Sangamo Therapeutics Inc (b)	346,758	783,673
Sarepta Therapeutics Inc (b)	173,114	23,083,021
Savara Inc (b)	204,288	686,408
Scholar Rock Holding Corp (b)	131,166	5,233,523
SELLAS Life Sciences Group Inc (b)(c)	119,194	134,689
Sensei Biotherapeutics Inc (b)	28,330	15,332
Senti Biosciences Inc Class A (b)(c)	3,812	8,234
Sera Prognostics Inc Class A (b)(c)	44,778	301,804
Seres Therapeutics Inc (b)(c)	232,364	227,717
Serina Therapeutics Inc (b)	2,592	13,608
Serina Therapeutics Inc warrants 7/31/2025 (b)	416	184
Shattuck Labs Inc (b)	76,335	83,969
Silo Pharma Inc (b)	3,896	3,896
Skye Bioscience Inc (b)(c)	31,019	139,275
Soleno Therapeutics Inc (b)	42,687	2,250,032
Solid Biosciences Inc (b)	37,197	212,023
Soligenix Inc (b)	8,054	27,061
Sonnet BioTherapeutics Holdings Inc (b)(c)	1,418	3,644
Spectrum Pharmaceuticals Inc rights (b)(d)	326,441	2
Spero Therapeutics Inc (b)	68,177	77,722
SpringWorks Therapeutics Inc (b)	135,048	5,601,791
Spruce Biosciences Inc (b)	31,503	17,405
Spyre Therapeutics Inc (b)	89,604	2,547,442
Spyre Therapeutics Inc rights (b)(d)	125,415	1
Stoke Therapeutics Inc (b)	72,324	875,844
Summit Therapeutics Inc (b)	250,332	4,621,129
Surface Oncology Inc rights (b)(d)	262,226	2
Surrozen Inc Class A (b)	2,745	33,489
Sutro Biopharma Inc (b)	136,264	361,100
Synaptogenix Inc (b)	1,927	5,482
Syndax Pharmaceuticals Inc (b)	155,246	2,595,713
Synlogic Inc (b)	3,826	5,318
Syros Pharmaceuticals Inc (b)	39,831	10,814
T2 Biosystems Inc (b)(c)	21,407	12,251
Tango Therapeutics Inc (b)	118,099	465,310
Taysha Gene Therapies Inc (b)	259,586	841,059
Tectonic Therapeutic Inc (b)	12,186	606,619
Tectonic Therapeutic Inc rights (b)(d)	3,980	0
Tempest Therapeutics Inc (b)(c)	43,373	41,204
Tenax Therapeutics Inc (b)	5,984	31,955
Tenaya Therapeutics Inc (b)(c)	103,012	367,753
Tevogen Bio Holdings Inc Class A (b)(c)	17,853	23,387
TG Therapeutics Inc (b)(c)	243,300	8,466,840
Theriva Biologics Inc (b)(c)	390	561
Tourmaline Bio Inc (b)	33,830	880,933
TransCode Therapeutics Inc (b)	38,933	13,549
Travere Therapeutics Inc (b)	123,124	2,315,962
TriSalus Life Sciences Inc Class A (b)	34,186	155,888
TScan Therapeutics Inc (b)	88,833	423,733
Turnstone Biologics Corp (b)	14,821	7,633
Twist Bioscience Corp (b)	106,692	5,247,113
Tyra Biosciences Inc (b)	38,101	597,424
Ultragenyx Pharmaceutical Inc (b)	167,222	7,964,784
Unicycive Therapeutics Inc (b)	71,488	49,248
United Therapeutics Corp (b)	80,695	29,896,691
United Therapeutics Corp rights (b)(d)	30,469	0
UNITY Biotechnology Inc (b)	27,636	34,269
Vanda Pharmaceuticals Inc (b)	104,947	540,477
Vaxart Inc (b)	385,768	232,309
Vaxcyte Inc (b)	203,971	19,242,624
Vera Therapeutics Inc Class A (b)	97,750	4,863,063
Veracyte Inc (b)	139,675	5,999,041
Verastem Inc (b)	75,288	402,038
Vericel Corp (b)	89,019	5,175,565
Vertex Pharmaceuticals Inc (b)	468,700	219,412,531
Verve Therapeutics Inc (b)(c)	121,564	681,974
Vigil Neuroscience Inc (b)	37,775	93,304
Viking Therapeutics Inc (b)	200,696	10,624,846
Vincerx Pharma Inc (b)	30,971	8,759
Vir Biotechnology Inc (b)	165,378	1,316,409
Viracta Therapeutics Inc (b)(c)	41,223	5,817
Viridian Therapeutics Inc (b)	115,374	2,486,310
Viridian Therapeutics Inc rights (b)(d)	27,850	0
Vistagen Therapeutics Inc (b)	47,724	135,536
Vor BioPharma Inc (b)	77,395	64,400
Voyager Therapeutics Inc (b)	81,990	562,451
vTv Therapeutics Inc Class A (b)(c)	1,492	23,857
Werewolf Therapeutics Inc (b)	55,322	110,644
X4 Pharmaceuticals Inc (b)(c)	238,156	93,595
XBiotech Inc (b)(c)	35,634	271,175
Xencor Inc (b)	112,185	2,871,936
Xilio Therapeutics Inc (b)	63,994	69,753
XOMA Royalty Corp (b)	14,640	489,708
Y-mAbs Therapeutics Inc (b)	61,180	729,266
Zentalis Pharmaceuticals Inc (b)	101,145	365,133
		2,270,609,085
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	3,160,508	375,373,535
Accelerate Diagnostics Inc (b)(c)	15,064	25,006
Accuray Inc Del (b)	184,224	410,820
Aethlon Medical Inc (b)	2,534	1,039
Align Technology Inc (b)	127,371	29,648,148
Alphatec Holdings Inc (b)	182,670	1,914,382
AngioDynamics Inc (b)	74,006	512,862
Apyx Medical Corp (b)	56,984	91,744
Artivion Inc (b)	68,347	2,017,603
Aspira Women's Health Inc (b)(c)	14,574	12,534
AtriCure Inc (b)	88,552	3,202,040
Autonomix Medical Inc	1,035	5,092
Avanos Medical Inc (b)	82,964	1,589,590
Avinger Inc (b)(c)	513	431
Axogen Inc (b)	80,321	1,116,462
Baxter International Inc	925,481	31,197,965
Becton Dickinson & Co	524,750	116,442,025
Beyond Air Inc (b)(c)	44,497	22,916
Biomerica Inc (b)(c)	13,757	5,358
Bioventus Inc (b)	74,306	913,221
Boston Scientific Corp (b)	2,674,109	242,434,722
Butterfly Network Inc Class A (b)	294,482	968,846
Cerus Corp (b)	338,727	626,645
ClearPoint Neuro Inc (b)(c)	49,038	606,600
Co-Diagnostics Inc (b)	53,201	47,391
CONMED Corp	56,011	4,147,054
Cooper Cos Inc/The (b)	362,052	37,819,952
Cutera Inc (b)(c)	29,648	14,436
CVRx Inc (b)	22,086	338,358
CytoSorbents Corp (b)(c)	77,526	75,200
Delcath Systems Inc (b)	42,136	500,576
DENTSPLY SIRONA Inc	367,822	7,227,702
Dexcom Inc (b)	728,149	56,788,341
DIH Holdings US Inc Class A (b)	47,267	66,174
Edwards Lifesciences Corp (b)	1,093,659	78,032,570
Ekso Bionics Holdings Inc (b)	14,838	10,312
ElectroCore Inc (b)	8,851	107,982
Electromed Inc (b)	12,281	378,009
Embecta Corp	104,540	2,177,568
Enovis Corp (b)	100,959	4,927,809
Envista Holdings Corp (b)	312,029	6,955,126
Envoy Medical Inc Class A (b)	13,277	30,272
enVVeno Medical Corp (b)	23,984	74,590
Femasys Inc (b)(c)	34,093	38,184
FONAR Corp (b)	10,659	175,554
Fractyl Health Inc	14,685	37,594
GE HealthCare Technologies Inc	829,706	69,048,133
Glaukos Corp (b)	100,158	14,387,697
Globus Medical Inc Class A (b)	205,327	17,578,044
Haemonetics Corp (b)	93,369	8,166,986
HeartBeam inc (b)	38,600	118,116
HeartSciences Inc (b)	2,249	6,657
Hologic Inc (b)	421,072	33,475,224
Hyperfine Inc Class A (b)	114,564	115,710
ICU Medical Inc (b)	44,642	7,319,502
IDEXX Laboratories Inc (b)	149,427	63,020,837
Inari Medical Inc (b)	90,913	4,720,203
Innovative Eyewear Inc (b)(c)	3,111	21,061
Inogen Inc (b)	43,449	421,890
Inspire Medical Systems Inc (b)	54,295	10,465,904
Insulet Corp (b)	127,196	33,933,349
Integer Holdings Corp (b)	60,804	8,542,962
Integra LifeSciences Holdings Corp (b)	119,965	2,948,740
Intelligent Bio Solutions Inc (b)(c)	4,097	6,555
Intuitive Surgical Inc (b)	644,301	349,211,142
iRadimed Corp	14,561	785,275
iRhythm Technologies Inc (b)	56,706	4,931,437
IRIDEX Corp (b)	14,475	26,489
Kewaunee Scientific Corp (b)	3,835	160,035
Know Labs Inc (b)	101,282	24,541
KORU Medical Systems Inc (b)	73,136	291,081
Lantheus Holdings Inc (b)	126,269	11,272,034
LeMaitre Vascular Inc	37,230	3,983,238
LENSAR Inc (b)	17,402	131,037
LivaNova PLC (b)	98,473	5,169,833
Lucid Diagnostics Inc (b)	56,571	56,565
Masimo Corp (b)	80,280	13,851,511
Medtronic PLC	2,329,834	201,623,834
Merit Medical Systems Inc (b)	106,260	11,040,414
Microbot Medical Inc (b)(c)	20,503	19,974
Milestone Scientific Inc (b)	103,227	102,195
Modular Medical Inc (b)	56,194	95,530
Monogram Technologies Inc (b)	37,754	76,263
Myomo Inc (b)	40,037	225,008
NanoVibronix Inc (b)	1,952	1,410
NAYA Biosciences Inc (b)(c)	1,199	1,166
Neogen Corp (b)(c)	357,908	5,075,135
NeuroMetrix Inc (b)	1,867	8,308
Neuronetics Inc (b)	50,358	50,358
NeuroOne Medical Technologies Corp (b)	39,988	26,232
NeuroPace Inc (b)	26,911	285,257
Nevro Corp (b)	66,821	307,377
Nexalin Technology Inc (b)	17,079	71,390
Nexgel Inc (b)	13,702	43,572
Novocure Ltd (b)	179,274	3,592,651
Nuwellis Inc (b)(c)	3,189	4,241
Omnicell Inc (b)	83,573	3,893,666
OraSure Technologies Inc (b)	135,276	514,049
Orchestra BioMed Holdings Inc (b)	48,374	272,346
Orthofix Medical Inc (b)	69,561	1,358,526
OrthoPediatrics Corp (b)	29,802	774,256
Outset Medical Inc (b)	93,302	83,617
Owlet Inc Class A (b)	9,714	47,210
Paragon 28 Inc (b)	70,679	728,700
PAVmed Inc (b)	7,850	7,615
Penumbra Inc (b)	70,660	17,249,519
Precision Optics Corp Inc/Mass (b)	12,346	59,261
Predictive Oncology Inc (b)(c)	3,782	3,045
Pro-Dex Inc (b)	4,505	229,755
PROCEPT BioRobotics Corp (b)(c)	93,552	8,942,636
Pulmonx Corp (b)	71,357	460,253
Pulse Biosciences Inc (b)(c)	33,775	722,785
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	3,232	22,372
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	3,232	22,373
QT Imaging Holdings Inc (b)	3,507	1,908
QuidelOrtho Corp (b)	119,619	4,904,379
ResMed Inc	266,768	66,430,567
Retractable Technologies Inc (b)	32,187	19,956
Rockwell Medical Inc (b)	52,977	121,317
RxSight Inc (b)	62,181	2,915,045
Sanara Medtech Inc (b)(c)	6,635	241,116
SeaStar Medical Holding Corp Class A (b)(c)	7,505	18,763
Semler Scientific Inc (b)(c)	10,022	571,454
Senseonics Holdings Inc (b)(c)	931,455	290,055
Sensus Healthcare Inc (b)	25,079	213,422
SI-BONE Inc (b)	68,690	931,436
Sight Sciences Inc (b)	58,402	233,024
SiNtx Technologies Inc (b)(c)	1,861	7,463
Solventum Corp	250,801	17,934,780
Spectral AI Inc Class A (b)(c)	13,663	26,233
STAAR Surgical Co (b)	89,777	2,612,511
Stereotaxis Inc (b)	138,933	332,050
STERIS PLC	179,322	39,282,277
Strata Skin Sciences Inc (b)	56	162
Stryker Corp	622,739	244,207,099
Surmodics Inc (b)	25,765	1,016,429
Tactile Systems Technology Inc (b)	43,542	850,811
Tandem Diabetes Care Inc (b)(c)	119,855	3,671,159
Tela Bio Inc (b)	34,838	109,391
Teleflex Inc	85,730	16,533,031
TransMedics Group Inc (b)(c)	60,166	5,216,994
Treace Medical Concepts Inc (b)	80,541	686,209
UFP Technologies Inc (b)	13,260	4,281,919
Utah Medical Products Inc	5,382	351,176
Varex Imaging Corp (b)	73,832	1,231,518
Venus Concept Inc (b)(c)	1,079	355
Vicarious Surgical Inc Class A (b)	5,680	79,463
Vivani Medical Inc (b)	51,787	74,573
VolitionRX Ltd (b)	142,506	99,027
Xtant Medical Holdings Inc (b)	114,332	45,733
Zimmer Biomet Holdings Inc	370,208	41,500,317
Zimvie Inc (b)	50,293	742,325
Zomedica Corp (b)	1,652,964	211,579
Zynex Inc (b)(c)	29,270	243,526
		2,389,584,979
Health Care Providers & Services - 2.2%
23andMe Holding Co Class A (b)	28,135	99,879
Acadia Healthcare Co Inc (b)	168,503	6,846,277
Accolade Inc (b)	131,135	506,181
AdaptHealth Corp (b)	192,378	1,929,551
Addus HomeCare Corp (b)	32,492	3,991,317
agilon health Inc (b)	548,359	1,146,070
AirSculpt Technologies Inc (b)(c)	25,260	172,526
Alignment Healthcare Inc (b)	184,778	2,330,051
Amedisys Inc (b)	59,630	5,450,778
AMN Healthcare Services Inc (b)	68,558	1,784,565
Astrana Health Inc (b)	75,626	3,270,825
ATI Physical Therapy Inc (b)	2,530	3,871
Aveanna Healthcare Holdings Inc (b)	106,913	621,165
Biodesix Inc (b)	134,772	194,072
BrightSpring Health Services Inc (b)	96,650	1,865,345
Brookdale Senior Living Inc (b)	354,457	2,013,316
Cardinal Health Inc	442,891	54,138,996
Castle Biosciences Inc (b)	50,923	1,541,948
Cencora Inc	316,670	79,658,339
Centene Corp (b)	955,460	57,327,600
Chemed Corp	27,385	15,674,900
Cigna Group/The	507,601	171,467,618
Clover Health Investments Corp Class A (b)	741,729	2,581,217
Community Health Systems Inc (b)	218,756	752,521
Concentra Group Holdings Parent Inc (c)	195,342	4,262,362
CorVel Corp (b)	16,440	6,007,176
Cosmos Health Inc (b)(c)	21,794	17,413
Cross Country Healthcare Inc (b)	57,796	621,885
Cryo-Cell International Inc	8,884	77,024
CVS Health Corp	2,284,470	136,725,530
DaVita Inc (b)	83,662	13,902,115
DocGo Inc Class A (b)	159,561	690,899
Elevance Health Inc	421,067	171,357,426
Encompass Health Corp	182,989	18,836,888
Enhabit Inc (b)	90,972	703,214
Ensign Group Inc/The	103,199	15,088,726
Enzo Biochem Inc	55,369	59,799
Fulgent Genetics Inc (b)	35,791	654,975
GeneDx Holdings Corp Class A (b)	36,321	2,847,203
Guardant Health Inc (b)	223,506	7,959,049
HCA Healthcare Inc	337,388	110,400,101
HealthEquity Inc (b)	158,186	16,062,206
Henry Schein Inc (b)	230,629	17,769,964
Hims & Hers Health Inc Class A (b)(c)	344,036	11,084,840
Humana Inc	218,697	64,817,417
Infusystem Holdings Inc (b)	38,158	339,606
Innovage Holding Corp (b)	38,526	187,622
Joint Corp/The (b)(c)	27,608	321,357
Labcorp Holdings Inc	152,358	36,742,655
LifeStance Health Group Inc (b)	237,338	1,784,782
McKesson Corp	235,626	148,090,941
Modivcare Inc (b)	19,924	374,372
Molina Healthcare Inc (b)	106,259	31,654,556
MSP Recovery Inc Class A (b)(c)	252	391
National HealthCare Corp	22,421	2,807,109
National Research Corp Class A	27,657	543,737
NeoGenomics Inc (b)	233,147	4,133,696
NeueHealth Inc (b)	5,429	27,416
Nutex Health Inc (b)	5,470	203,484
Oncology Institute Inc/The (b)(c)	56,662	9,179
Ontrak Inc (b)	130	233
OPKO Health Inc (b)(c)	628,899	968,504
Option Care Health Inc (b)	310,170	7,382,046
Owens & Minor Inc (b)	134,282	1,808,779
P3 Health Partners Inc Class A (b)	161,499	39,777
PACS Group Inc	67,164	1,061,863
Patterson Cos Inc	142,769	3,068,106
Pediatrix Medical Group Inc (b)	153,363	2,294,310
Pennant Group Inc/The (b)	55,614	1,734,045
Performant Financial Corp (b)	133,944	420,584
Precipio Inc (b)	1,879	11,274
Premier Inc Class A	190,084	4,352,924
Privia Health Group Inc (b)	186,851	4,013,559
Progyny Inc (b)	146,492	2,280,880
Psychemedics Corp (b)	1,921	4,476
Quest Diagnostics Inc	202,051	32,865,616
RadNet Inc (b)	118,664	9,701,969
Select Medical Holdings Corp	190,971	4,031,398
Sonida Senior Living Inc (b)	9,135	238,058
Surgery Partners Inc (b)	135,667	3,234,301
Talkspace Inc Class A (b)	255,435	873,588
Tenet Healthcare Corp (b)	174,035	24,831,314
UnitedHealth Group Inc	1,677,349	1,023,518,360
Universal Health Services Inc Class B	107,878	22,114,990
US Physical Therapy Inc	27,398	2,705,826
Viemed Healthcare Inc (b)	61,557	533,699
Vivos Therapeutics Inc (b)(c)	5,825	19,863
		2,396,646,385
Health Care Technology - 0.1%
American Well Corp (b)	24,796	237,298
Bullfrog AI Holdings Inc (b)	6,910	14,718
CareCloud Inc (b)	22,659	71,602
Certara Inc (b)	200,309	2,245,464
DarioHealth Corp (b)(c)	63,346	50,024
Definitive Healthcare Corp Class A (b)	97,796	462,575
Doximity Inc Class A (b)	226,427	12,000,632
Evolent Health Inc Class A (b)	194,350	2,511,002
Firefly Neuroscience Inc (b)	11,271	35,053
Forian Inc (b)	20,201	41,614
GoodRx Holdings Inc Class A (b)	150,673	729,257
Health Catalyst Inc (b)	109,084	963,212
HealthStream Inc	43,672	1,445,543
iCAD Inc (b)	43,783	75,745
iSpecimen Inc (b)	1,176	5,045
LifeMD Inc (b)(c)	68,627	452,252
Multiplan Corp Class A (b)(c)	11,605	91,563
OptimizeRx Corp (b)	29,543	161,009
Phreesia Inc (b)	99,341	2,089,141
Schrodinger Inc/United States (b)	99,655	2,249,213
Scienture Holdings Inc	2,004	15,250
Simulations Plus Inc	29,272	929,971
Streamline Health Solutions Inc (b)	6,305	16,960
Teladoc Health Inc (b)	317,627	3,805,172
TruBridge Inc (b)	23,443	420,802
Veeva Systems Inc Class A (b)	270,479	61,628,641
VSee Health Inc (b)(c)	10,095	21,200
Waystar Holding Corp (b)	81,061	2,503,164
		95,273,122
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (b)	193,918	3,083,296
Adaptive Biotechnologies Corp (b)	204,860	1,216,868
Agilent Technologies Inc	530,041	73,129,757
Akoya Biosciences Inc (b)(c)	40,669	89,472
Alpha Teknova Inc (b)	24,679	184,352
Applied Dna Sciences Inc (b)(c)	26,013	3,954
Avantor Inc (b)	1,233,931	25,986,587
Azenta Inc (b)	88,726	4,100,028
Bio-Rad Laboratories Inc Class A (b)(c)	34,914	11,889,264
Bio-Techne Corp	286,561	21,595,237
BioLife Solutions Inc (b)	65,904	1,810,383
Bionano Genomics Inc (b)(c)	166,234	42,489
Bruker Corp	201,119	11,654,846
Champions Oncology Inc (b)	7,475	30,947
Charles River Laboratories International Inc (b)	93,953	18,702,284
ChromaDex Corp (b)	96,371	743,984
Codexis Inc (b)	131,381	601,725
Conduit Pharmaceuticals Inc Class A (b)(c)	17,482	1,864
CryoPort Inc (b)	88,836	628,959
Cytek Biosciences Inc (b)	193,561	1,263,953
Danaher Corp	1,167,479	279,833,042
Fortrea Holdings Inc (b)	161,348	3,396,375
Harvard Bioscience Inc (b)	70,896	155,971
Illumina Inc (b)	289,606	41,746,705
Inotiv Inc (b)(c)	40,500	148,230
IQVIA Holdings Inc (b)	314,552	63,174,624
Lifecore Biomedical Inc (b)	53,365	395,435
Maravai LifeSciences Holdings Inc Class A (b)	216,216	1,225,945
MaxCyte Inc (United States) (b)	190,591	676,598
Medpace Holdings Inc (b)	46,129	15,712,921
Mesa Laboratories Inc	9,876	1,156,875
Mettler-Toledo International Inc (b)	38,551	48,235,011
Nautilus Biotechnology Inc Class A (b)	83,091	186,124
OmniAb Inc (b)(c)	175,055	684,465
Pacific Biosciences of California Inc (b)(c)	457,065	872,994
Personalis Inc (b)	79,903	317,215
Quanterix Corp (b)	65,263	804,693
Quantum-Si Inc Class A (b)	195,131	243,914
Rapid Micro Biosystems Inc Class A (b)	10,960	11,508
Repligen Corp (b)	94,929	14,290,612
Revvity Inc	224,172	26,035,336
Seer Inc Class A (b)	82,699	204,267
Singular Genomics Systems Inc (b)	3,361	73,102
Sotera Health Co (b)	277,158	3,650,171
Standard BioTools Inc (b)(c)	555,256	1,021,671
Thermo Fisher Scientific Inc	693,767	367,439,816
Waters Corp (b)	107,676	41,425,111
West Pharmaceutical Services Inc	131,828	42,933,743
		1,132,812,723
Pharmaceuticals - 2.9%
Aclaris Therapeutics Inc (b)	133,416	543,003
Adial Pharmaceuticals Inc (b)(c)	7,754	7,754
ALT5 Sigma Corp (b)	22,238	51,370
Alto Neuroscience Inc	39,203	172,885
Alumis Inc (c)	25,396	235,167
Amneal Intermediate Inc Class A (b)	268,295	2,218,800
Amphastar Pharmaceuticals Inc (b)	68,800	3,109,072
Amylyx Pharmaceuticals Inc (b)	95,234	527,596
AN2 Therapeutics Inc (b)	31,259	52,203
Anebulo Pharmaceuticals Inc (b)	14,728	21,208
ANI Pharmaceuticals Inc (b)	30,020	1,718,045
Aquestive Therapeutics Inc (b)(c)	127,027	646,567
Arvinas Inc (b)	116,345	3,108,738
Assertio Holdings Inc (b)(c)	172,985	172,985
Atea Pharmaceuticals Inc (b)	140,476	480,428
Athira Pharma Inc (b)(c)	47,882	31,372
Axsome Therapeutics Inc (b)	73,878	7,256,297
Aytu BioPharma Inc (b)	1,589	2,558
Biofrontera Inc (b)(c)	422	371
Biote Corp Class A (b)	40,917	270,461
Bristol-Myers Squibb Co	3,681,729	218,031,991
Cadrenal Therapeutics Inc (b)(c)	1,109	16,846
CalciMedica Inc (b)	11,756	40,558
Cara Therapeutics Inc (b)	81,524	24,783
Cassava Sciences Inc (b)(c)	81,306	312,215
Catalent Inc (b)	328,455	20,071,885
cbdMD Inc (b)(c)	1,124	554
Cingulate Inc (b)(c)	1,755	7,652
Citius Pharmaceuticals Inc (b)(c)	11,688	38,804
Clearside Biomedical Inc (b)	140,267	147,280
Cocrystal Pharma Inc (b)	8,526	17,223
Cognition Therapeutics Inc (b)(c)	59,268	23,826
Collegium Pharmaceutical Inc (b)	58,624	1,788,032
Context Therapeutics Inc (b)	99,061	150,573
Contineum Therapeutics Inc Class A (c)	10,478	156,227
Corcept Therapeutics Inc (b)	168,879	9,740,941
CorMedix Inc (b)(c)	101,326	999,074
Cumberland Pharmaceuticals Inc (b)	5,048	7,067
Dare Bioscience Inc (b)(c)	15,461	52,722
Durect Corp (b)	51,502	45,322
Edgewise Therapeutics Inc (b)	105,682	3,487,506
Elanco Animal Health Inc (b)	896,918	11,848,287
Elanco Animal Health Inc rights (b)(d)	71,624	1
Eli Lilly & Co	1,432,886	1,139,645,880
Enliven Therapeutics Inc (b)	53,238	1,297,943
Enliven Therapeutics Inc rights (b)(d)	30,877	0
Enveric Biosciences Inc (b)	463	155
Esperion Therapeutics Inc New (b)	326,827	915,116
Eton Pharmaceuticals Inc (b)(c)	45,748	618,970
Evoke Pharma Inc (b)	41	182
Evolus Inc (b)	88,918	1,217,287
Eyenovia Inc (b)(c)	85,524	8,467
EyePoint Pharmaceuticals Inc (b)(c)	96,848	857,105
Fulcrum Therapeutics Inc (b)	93,157	358,654
Harmony Biosciences Holdings Inc (b)	69,040	2,393,617
Harrow Inc (b)	55,547	2,327,975
Hepion Pharmaceuticals Inc (b)	5,269	3,530
Hoth Therapeutics Inc (b)(c)	16,172	14,052
IGC Pharma Inc (b)	99,144	36,981
Ikena Oncology Inc (b)	43,992	76,106
Impact BioMedical Inc (b)	2,449	7,151
Innoviva Inc (b)(c)	98,709	1,874,484
Intra-Cellular Therapies Inc (b)	178,847	15,318,246
Jaguar Health Inc (b)(c)	17,280	17,971
Jazz Pharmaceuticals PLC (b)	112,367	13,662,704
Johnson & Johnson	4,372,745	677,819,202
Journey Medical Corp (b)	18,124	104,757
Kiora Pharmaceuticals Inc (b)	747	2,435
Ligand Pharmaceuticals Inc (b)	33,198	4,032,561
Lipocine Inc (b)	8,765	39,092
Liquidia Corp (b)	78,560	907,368
Lyra Therapeutics Inc (b)	59,560	12,341
Marinus Pharmaceuticals Inc (b)(c)	97,666	31,702
Merck & Co Inc	4,604,719	468,023,639
Mind Medicine MindMed Inc (b)(c)	132,771	1,084,739
Mira Pharmaceuticals Inc (b)(c)	21,893	28,242
Nektar Therapeutics (b)	299,115	340,991
Neumora Therapeutics Inc (b)	150,200	1,492,988
NRX Pharmaceuticals Inc (b)	10,005	13,107
Nutriband Inc (b)	9,882	47,434
Nuvation Bio Inc Class A (b)	305,586	886,199
Ocular Therapeutix Inc (b)	229,784	2,272,564
Omeros Corp (b)(c)	107,993	1,225,721
Optinose Inc (b)	222,161	111,103
Opus Genetics Inc (b)(c)	42,228	46,873
Opus Genetics Inc rights (b)(d)	621	0
Organon & Co	467,949	7,426,351
Pacira BioSciences Inc (b)	83,007	1,403,648
Perrigo Co PLC	247,444	7,062,052
Pfizer Inc	10,296,241	269,864,477
Phathom Pharmaceuticals Inc (b)	64,522	572,310
Phibro Animal Health Corp Class A	37,329	872,379
Pliant Therapeutics Inc (b)	96,230	1,327,974
Prestige Consumer Healthcare Inc (b)	90,990	7,713,222
Processa Pharmaceuticals Inc (b)	441	516
ProPhase Labs Inc (b)(c)	22,224	17,155
Pulmatrix Inc (b)	4,453	29,568
Rani Therapeutics Holdings Inc Class A (b)(c)	26,167	52,857
Rapport Therapeutics Inc (b)(c)	15,425	352,307
Relmada Therapeutics Inc (b)	56,071	169,334
Revance Therapeutics Inc (b)	161,341	582,441
Reviva Pharmaceuticals Holdings Inc (b)(c)	47,139	58,452
Royalty Pharma PLC Class A	705,553	18,810,043
Satsuma Pharmaceuticals Inc rights (b)(d)	37,071	0
scPharmaceuticals Inc (b)(c)	51,951	188,063
SCYNEXIS Inc (b)(c)	67,350	92,270
Seelos Therapeutics Inc rights (b)(c)(d)	1,387	0
SIGA Technologies Inc	73,244	533,216
Sonoma Pharmaceuticals Inc (b)(c)	2,528	7,053
Supernus Pharmaceuticals Inc (b)	99,829	3,650,747
Talphera Inc (b)	15,764	11,145
Tarsus Pharmaceuticals Inc (b)	62,460	3,276,027
Telomir Pharmaceuticals Inc (c)	30,433	121,123
Terns Pharmaceuticals Inc (b)	78,858	492,074
TFF Pharmaceuticals Inc (b)(c)	4,951	1,670
TherapeuticsMD Inc (b)	14,835	21,066
Theravance Biopharma Inc (b)	64,459	596,246
Third Harmonic Bio Inc (b)(c)	31,214	398,291
TNF Pharmaceuticals Inc (b)(c)	1,546	1,732
Traws Pharma Inc (b)	926	4,204
Traws Pharma Inc rights (b)(d)	23,169	0
Trevi Therapeutics Inc (b)	97,406	280,529
Ventyx Biosciences Inc (b)	116,572	312,413
Verrica Pharmaceuticals Inc (b)(c)	33,832	43,305
Viatris Inc	2,167,912	28,377,968
Virpax Pharmaceuticals Inc (b)(c)	8,756	4,037
VYNE Therapeutics Inc (b)	21,485	63,596
WaVe Life Sciences Ltd (b)	206,862	3,123,616
Xeris Biopharma Holdings Inc (b)	270,133	886,036
Xeris Biopharma Holdings Inc rights (b)(d)	72,002	1
Zevra Therapeutics Inc (b)	88,362	824,417
Zoetis Inc Class A	822,895	144,212,349
		3,130,650,163
TOTAL HEALTH CARE		11,415,576,457

Industrials - 9.8%
Aerospace & Defense - 1.8%
AAR Corp (b)	63,758	4,432,456
AeroVironment Inc (b)	51,057	9,930,587
AerSale Corp (b)	54,339	342,336
Air Industries Group (b)	6,993	32,517
Archer Aviation Inc Class A (b)(c)	398,005	3,808,908
Astronics Corp (b)	52,712	851,299
Axon Enterprise Inc (b)	130,417	84,374,582
Boeing Co (b)	1,326,861	206,247,274
BWX Technologies Inc	166,183	21,745,046
Byrna Technologies Inc (b)	32,950	636,924
Cadre Holdings Inc	46,949	1,567,627
CPI Aerostructures Inc (b)	19,933	75,945
Curtiss-Wright Corp	69,621	26,012,494
Ducommun Inc (b)	24,215	1,622,405
Eve Holding Inc Class A (b)(c)	93,321	391,015
GE Aerospace	1,969,671	358,795,269
General Dynamics Corp	468,214	132,977,458
HEICO Corp	78,089	21,347,190
HEICO Corp Class A	128,548	27,140,339
Hexcel Corp	148,155	9,391,545
Howmet Aerospace Inc	741,876	87,823,281
Huntington Ingalls Industries Inc	70,986	14,049,549
Innovative Solutions And Support Inc (b)	20,611	159,941
Intuitive Machines Inc Class A (b)(c)	98,729	1,614,219
Kratos Defense & Security Solutions Inc (b)	273,872	7,419,192
L3Harris Technologies Inc	344,411	84,811,209
Leonardo DRS Inc (b)	133,945	4,657,268
Loar Holdings Inc	21,221	1,954,030
Lockheed Martin Corp	385,317	203,990,673
Mercury Systems Inc (b)	91,585	3,766,891
Momentus Inc Class A (b)	44,415	26,928
Moog Inc Class A	52,152	11,539,673
National Presto Industries Inc	9,287	740,360
Northrop Grumman Corp	249,576	122,204,888
Optex Systems Holdings Inc (b)	10,480	93,272
Park Aerospace Corp	34,991	535,712
Redwire Corp Class A (b)(c)	44,085	615,427
Rocket Lab USA Inc Class A (b)(c)	631,228	17,219,900
RTX Corp	2,416,376	294,387,088
Sidus Space Inc Class A (b)(c)	8,269	12,403
SIFCO Industries Inc (b)	3,677	13,641
Spirit AeroSystems Holdings Inc Class A (b)	211,785	6,853,363
Textron Inc	340,430	29,151,021
TransDigm Group Inc	101,939	127,726,509
Triumph Group Inc (b)	142,374	2,740,700
V2X Inc (b)	25,748	1,551,317
Virgin Galactic Holdings Inc Class A (b)(c)	48,483	353,926
VirTra Inc (b)	19,818	155,175
Woodward Inc	108,786	19,616,292
		1,957,507,064
Air Freight & Logistics - 0.4%
Air T Inc (b)(c)	2,327	45,935
Air Transport Services Group Inc (b)	90,964	1,997,569
CH Robinson Worldwide Inc	212,708	22,457,711
Expeditors International of Washington Inc	256,278	31,173,656
FedEx Corp	409,251	123,868,000
Forward Air Corp Class A (c)	34,508	1,266,099
GXO Logistics Inc (b)	216,687	13,181,070
Hub Group Inc Class A	111,394	5,752,386
Radiant Logistics Inc (b)	84,498	632,045
United Parcel Service Inc Class B	1,331,160	180,665,035
		381,039,506
Building Products - 0.7%
A O Smith Corp	218,085	16,245,152
AAON Inc	122,102	16,647,387
Advanced Drainage Systems Inc	128,249	17,350,807
Allegion plc	157,852	22,231,876
Alpha Pro Tech Ltd (b)	18,170	96,300
American Woodmark Corp (b)	28,215	2,561,358
Apogee Enterprises Inc	39,743	3,346,758
Armstrong World Industries Inc	79,699	12,738,291
AZEK Co Inc/The Class A (b)	263,483	13,996,217
AZZ Inc	54,076	5,036,639
Builders FirstSource Inc (b)	211,563	39,450,153
Carlisle Cos Inc	83,677	38,215,286
Carrier Global Corp	1,524,659	117,962,867
CSW Industrials Inc	30,220	12,764,626
Fortune Brands Innovations Inc	225,713	17,673,328
Gibraltar Industries Inc (b)	54,962	3,981,447
Griffon Corp	74,187	6,253,964
Hayward Holdings Inc (b)	257,214	4,156,578
Insteel Industries Inc	34,835	1,026,936
Janus International Group Inc (b)	263,718	1,972,611
JELD-WEN Holding Inc (b)	152,564	1,661,422
Jewett-Cameron Trading Co Ltd (b)	1,150	4,933
Johnson Controls International plc	1,212,712	101,698,028
Lennox International Inc	58,274	38,876,334
Masco Corp	397,528	32,024,856
Masterbrand Inc (b)	230,084	3,980,453
Owens Corning	157,932	32,473,978
Quanex Building Products Corp	85,146	2,533,945
Resideo Technologies Inc (b)	267,778	7,278,206
Simpson Manufacturing Co Inc	76,386	14,391,122
Tecnoglass Inc	40,242	3,261,614
Trane Technologies PLC	409,867	170,594,843
Trex Co Inc (b)	197,352	14,807,321
UFP Industries Inc	110,346	14,996,021
Zurn Elkay Water Solutions Corp	259,531	10,334,524
		802,626,181
Commercial Services & Supplies - 0.7%
ABM Industries Inc	113,882	6,510,634
ACCO Brands Corp	174,855	1,017,656
Acme United Corp	5,688	253,173
ACV Auctions Inc Class A (b)	277,110	6,268,228
American Rebel Holdings Inc (b)	2,795	5,730
Aqua Metals Inc (b)	11,437	27,334
Aris Water Solutions Inc Class A	49,002	1,318,154
Bitcoin Depot Inc Class A (b)(c)	14,963	29,776
Brady Corp Class A	79,461	5,950,834
Bridger Aerospace Group Holdings Inc (b)(c)	40,881	112,423
BrightView Holdings Inc (b)	105,780	1,808,838
Brink's Co/The	80,497	7,784,865
Casella Waste Systems Inc Class A (b)	112,209	12,703,181
CECO Environmental Corp (b)	52,318	1,676,792
Cintas Corp	622,144	140,473,894
Clean Harbors Inc (b)	92,130	23,962,092
CompX International Inc Class A	2,743	75,734
Copart Inc (b)	1,589,750	100,774,253
CoreCivic Inc (b)	199,873	4,463,164
Deluxe Corp	79,496	1,841,922
Driven Brands Holdings Inc (b)	106,804	1,799,647
DSS Inc (b)(c)	1,684	1,718
Ennis Inc	46,882	999,993
Enviri Corp (b)	146,329	1,082,835
Fuel Tech Inc (b)	36,502	39,057
GEO Group Inc/The (b)	247,171	7,046,845
Greenwave Technology Solutions Inc (b)(c)	18,040	5,912
Healthcare Services Group Inc (b)	133,024	1,641,516
HNI Corp	87,169	4,938,124
Interface Inc	105,784	2,808,565
Knightscope Inc Class A (b)(c)	4,912	88,367
LanzaTech Global Inc Class A (b)(c)	147,486	182,883
Liquidity Services Inc (b)	40,681	1,040,213
Matthews International Corp Class A	55,458	1,672,613
MillerKnoll Inc	127,138	3,196,249
Mobile Infrastructure Corp Class A (b)	54,042	178,339
Montrose Environmental Group Inc (b)	57,315	1,078,668
MSA Safety Inc	71,764	12,473,301
NL Industries Inc	14,705	116,905
Odyssey Marine Exploration Inc (b)	49,322	22,885
OPENLANE Inc (b)	195,938	3,957,948
Perma-Fix Environmental Services Inc (b)(c)	26,284	375,336
Pitney Bowes Inc	285,325	2,299,720
Quad/Graphics Inc Class A	56,108	405,100
Quest Resource Holding Corp (b)	25,898	189,314
Republic Services Inc	370,458	80,870,981
Rollins Inc	510,640	25,700,511
Royalty Management Holding Corp Class A (b)	14,738	15,180
Steelcase Inc Class A	170,135	2,291,718
Team Inc (b)	8,224	138,821
Tetra Tech Inc	486,241	20,183,864
UniFirst Corp/MA	27,183	5,460,249
Veralto Corp	448,901	48,566,599
Vestis Corp	207,950	3,343,836
Viad Corp (b)	37,899	1,694,843
Virco Mfg. Corp (c)	18,223	299,222
VSE Corp	29,558	3,465,971
Waste Management Inc	663,235	151,363,492
		708,096,017
Construction & Engineering - 0.3%
AECOM	243,691	28,504,536
Ameresco Inc Class A (b)	58,917	1,659,692
API Group Corp (b)	439,994	16,622,973
Arcosa Inc	88,328	9,595,954
Argan Inc	23,173	3,613,598
Bowman Consulting Group Ltd (b)	26,776	733,395
Centuri Holdings Inc	22,435	444,437
Comfort Systems USA Inc	64,578	31,854,390
Concrete Pumping Holdings Inc (b)	45,531	315,075
Construction Partners Inc Class A (b)	79,487	8,076,674
Dycom Industries Inc (b)	52,637	9,535,719
EMCOR Group Inc	84,632	43,172,476
Everus Construction Group Inc	92,795	5,907,330
Fluor Corp (b)	311,448	17,481,576
Granite Construction Inc	79,547	7,904,585
Great Lakes Dredge & Dock Corp (b)	120,860	1,526,462
IES Holdings Inc (b)	15,210	4,712,895
INNOVATE Corp (b)(c)	23,687	143,543
Limbach Holdings Inc (b)	18,843	1,874,690
MasTec Inc (b)	111,364	16,043,098
Matrix Service Co (b)	43,965	582,976
MYR Group Inc (b)	29,925	4,725,158
Northwest Pipe Co (b)	17,843	1,000,368
Orion Group Holdings Inc (b)	56,700	494,424
Primoris Services Corp	97,828	8,189,182
Quanta Services Inc	267,675	92,219,391
Safe & Green Holdings Corp (b)(c)	279	136
Shimmick Corp (b)	8,257	18,990
Southland Holdings Inc (b)	13,339	43,752
Sterling Infrastructure Inc (b)	56,027	10,894,450
Tutor Perini Corp (b)	80,309	2,182,799
Valmont Industries Inc	36,666	12,754,635
WillScot Holdings Corp (b)	341,600	13,062,784
		355,892,143
Electrical Equipment - 0.9%
374Water Inc (b)	130,851	128,757
Acuity Brands Inc	55,841	17,907,650
Advent Technologies Holdings Inc (b)(c)	2,478	12,142
Allient Inc	26,893	698,411
American Superconductor Corp (b)	68,923	2,347,517
AMETEK Inc	420,363	81,710,160
Amprius Technologies Inc (b)	74,339	159,085
Array Technologies Inc (b)	259,382	1,740,453
Atkore Inc	65,463	6,173,816
Babcock & Wilcox Enterprises Inc (b)	113,271	224,277
Beam Global (b)(c)	24,956	96,580
Blink Charging Co (b)(c)	183,737	292,142
Bloom Energy Corp Class A (b)(c)	360,560	9,897,372
Broadwind Inc (b)	37,202	70,312
ChargePoint Holdings Inc Class A (b)(c)	707,364	862,984
Complete Solaria Inc Class A (b)(c)	46,450	93,365
ConnectM Technology Solutions Inc Class A (b)(c)	32,741	29,794
Dragonfly Energy Holdings Corp (b)(c)	3,586	13,985
Eaton Corp PLC	723,054	271,448,933
Emerson Electric Co	1,039,947	137,896,972
Energous Corp (b)(c)	8,359	4,255
Energy Focus Inc (b)	160	240
Energy Vault Holdings Inc Class A (b)(c)	178,971	368,680
EnerSys	72,867	7,043,324
Enovix Corp Class B (b)(c)	269,624	2,494,022
Eos Energy Enterprises Inc (b)(c)	390,489	1,151,943
Espey Mfg. & Electronics Corp	4,795	144,713
ESS Tech Inc Class A (b)(c)	10,717	67,088
Expion360 Inc (b)	46	106
Fluence Energy Inc Class A (b)(c)	112,995	2,125,436
Flux Power Holdings Inc (b)	20,434	38,825
FTC Solar Inc (b)(c)	130,456	41,081
FuelCell Energy Inc (b)(c)	30,082	357,073
GE Vernova Inc	499,170	166,782,680
Generac Holdings Inc (b)	109,441	20,596,796
GrafTech International Ltd (b)	347,544	681,186
Hubbell Inc	97,378	44,802,644
Ideal Power Inc (b)	13,274	83,759
KULR Technology Group Inc (b)(c)	291,653	338,317
LSI Industries Inc	47,603	973,005
NeoVolta Inc (b)(c)	51,377	261,509
Net Power Inc Class A (b)(c)	66,465	851,417
NEXTracker Inc Class A (b)	260,529	9,941,787
NuScale Power Corp Class A (b)(c)	155,336	4,605,712
Nuvve Holding Corp (b)	53	193
nVent Electric PLC	302,433	23,683,528
Ocean Power Technologies Inc (b)	116,322	58,161
Orion Energy Systems Inc (b)	45,419	38,061
Pioneer Power Solutions Inc	15,456	91,963
Plug Power Inc (b)(c)	1,468,814	3,290,143
Polar Power Inc (b)	1,011	3,094
Powell Industries Inc	17,034	4,554,551
Preformed Line Products Co	5,235	712,065
Regal Rexnord Corp	121,016	20,900,673
Rockwell Automation Inc	206,193	60,855,802
Sensata Technologies Holding PLC	275,211	8,845,282
Servotronics Inc (b)	3,252	35,967
SES AI Corp Class A (b)	259,991	91,049
Shoals Technologies Group Inc (b)	305,196	1,593,123
SKYX Platforms Corp (b)(c)	128,216	134,627
SolarMax Technology Inc (b)(c)	8,645	14,956
Solidion Technology Inc Class A (b)	32,185	13,122
Stardust Power Inc Class A (b)(c)	14,928	99,271
Stem Inc Class A (b)(c)	288,673	113,218
SUNation Energy Inc (b)	83	270
SUNation Energy Inc rights (b)(d)	760	0
Sunrun Inc (b)(c)	407,264	4,695,754
Thermon Group Holdings Inc (b)	60,741	1,916,986
Tigo Energy Inc (b)	40,817	37,552
TPI Composites Inc (b)(c)	70,953	144,744
Ultralife Corp (b)	19,562	150,041
Vertiv Holdings Co Class A	681,545	86,965,142
Vicor Corp (b)	41,474	2,206,832
Westwater Resources Inc (b)	89,704	52,782
		1,016,859,257
Ground Transportation - 1.0%
ArcBest Corp	42,954	4,951,737
Avis Budget Group Inc	31,424	3,427,416
Covenant Logistics Group Inc Class A	14,283	829,557
CSX Corp	3,520,237	128,664,662
Ftai Infrastructure Inc	192,619	1,666,154
Heartland Express Inc	79,044	1,009,392
Hertz Global Holdings Inc (b)(c)	221,037	1,087,502
JB Hunt Transport Services Inc	146,117	27,632,186
Knight-Swift Transportation Holdings Inc	293,825	17,441,452
Landstar System Inc	64,584	12,007,457
Lyft Inc Class A (b)	656,225	11,392,066
Marten Transport Ltd	104,152	1,810,162
Norfolk Southern Corp	410,646	113,276,699
Old Dominion Freight Line Inc	342,421	77,092,664
PAMT CORP (b)	11,196	212,388
Proficient Auto Logistics Inc	27,973	291,479
RXO Inc (b)	249,196	7,513,259
Ryder System Inc	78,800	13,304,592
Saia Inc (b)	48,240	27,452,419
Schneider National Inc Class B	85,139	2,861,522
U-Haul Holding Co (b)	20,557	1,452,763
U-Haul Holding Co Class N	178,637	11,154,094
Uber Technologies Inc (b)	3,816,522	274,636,924
Union Pacific Corp	1,106,560	270,730,970
Universal Logistics Holdings Inc	12,601	656,638
Werner Enterprises Inc	112,116	4,583,302
XPO Inc (b)	211,135	32,179,085
		1,049,318,541
Industrial Conglomerates - 0.4%
3M Co	997,659	133,217,406
Honeywell International Inc	1,182,890	275,530,568
		408,747,974
Machinery - 1.9%
3D Systems Corp (b)(c)	241,871	718,357
AGCO Corp	113,093	11,446,143
AgEagle Aerial Systems Inc (b)(c)	93	809
Agrify Corp (b)	1,284	72,867
AirJoule Technologies Corp Class A (b)	28,346	216,280
Alamo Group Inc	18,723	3,743,664
Albany International Corp Class A	56,550	4,687,995
Allison Transmission Holdings Inc	158,165	18,742,553
Astec Industries Inc	41,452	1,600,462
Atmus Filtration Technologies Inc	151,170	6,544,149
Barnes Group Inc	84,472	3,956,668
Blue Bird Corp (b)	58,405	2,374,163
Caterpillar Inc	880,636	357,635,086
Chart Industries Inc (b)(c)	76,387	14,761,788
ClearSign Technologies Corp (b)	103,829	122,518
CNH Industrial NV Class A	1,596,202	20,048,297
Columbus McKinnon Corp/NY	52,347	2,056,714
Commercial Vehicle Group Inc (b)	50,750	122,308
Crane Co	88,653	16,141,938
Cummins Inc	248,744	93,288,950
Deere & Co	465,477	216,865,734
Desktop Metal Inc (b)	44,493	185,091
Donaldson Co Inc	219,445	17,127,682
Douglas Dynamics Inc	42,115	1,090,357
Dover Corp	249,370	51,345,283
Eastern Co/The	10,684	306,844
Energy Recovery Inc (b)	105,013	1,634,002
Enerpac Tool Group Corp Class A	98,096	4,734,113
Enpro Inc	38,057	7,196,579
Esab Corp	103,346	13,339,902
ESCO Technologies Inc	46,624	6,919,468
Federal Signal Corp	110,501	10,763,902
Flowserve Corp	237,597	14,498,169
Fortive Corp	635,450	50,410,249
Franklin Electric Co Inc	72,238	7,823,375
FreightCar America Inc (b)	25,747	252,321
Gates Industrial Corp PLC (b)	410,661	9,100,248
Gencor Industries Inc (b)	19,231	426,736
Gorman-Rupp Co/The	37,662	1,604,401
Graco Inc	308,870	28,131,880
Graham Corp (b)	19,375	868,388
Greenbrier Cos Inc/The	56,534	3,844,312
Helios Technologies Inc	60,214	3,150,396
Hillenbrand Inc	127,547	4,340,424
Hillman Solutions Corp Class A (b)	357,558	4,076,161
Hurco Cos Inc	11,296	263,423
Hydrofarm Holdings Group Inc (b)	83,732	68,334
Hyliion Holdings Corp Class A (b)(c)	223,729	825,560
Hyster-Yale Inc Class A	19,926	1,120,638
Hyzon Motors Inc Class A (b)(c)	3,038	5,073
IDEX Corp	137,505	31,712,778
Illinois Tool Works Inc	490,449	136,109,406
Ingersoll Rand Inc	733,392	76,397,445
ITT Inc	148,882	23,243,458
John Bean Technologies Corp	57,710	7,272,614
Kadant Inc	21,305	8,794,491
Kennametal Inc	141,058	4,048,365
L B Foster Co Class A (b)	18,270	524,897
Laser Photonics Corp (b)	10,853	60,668
Lincoln Electric Holdings Inc	103,099	22,525,070
Lindsay Corp	19,700	2,615,569
LiqTech International Inc (b)	4,574	8,462
Manitex International Inc (b)	27,902	159,878
Manitowoc Co Inc/The (b)	63,413	674,080
Markforged Holding Corp Class A (b)	22,480	89,695
Mayville Engineering Co Inc (b)	22,254	374,980
Microvast Holdings Inc (b)(c)	379,454	288,385
Middleby Corp/The (b)	97,850	14,030,712
Miller Industries Inc/TN	21,048	1,549,554
Mueller Industries Inc	206,436	16,673,836
Mueller Water Products Inc Class A1	282,884	7,083,415
Nauticus Robotics Inc (b)(c)	5,037	6,095
Nephros Inc (b)	8,136	12,285
Nikola Corp (b)(c)	84,472	169,789
NN Inc (b)(c)	82,077	327,487
Nordson Corp	99,001	25,838,271
Omega Flex Inc	6,470	319,747
Oshkosh Corp	118,793	13,496,073
Otis Worldwide Corp	726,858	74,851,837
PACCAR Inc	951,891	111,371,247
Palladyne AI Corp Class A (b)(c)	34,338	221,823
Park-Ohio Holdings Corp	14,789	475,762
Parker-Hannifin Corp	233,358	164,027,338
Pentair PLC	300,740	32,777,653
Perma-Pipe International Holdings Inc (b)	13,861	212,628
Proto Labs Inc (b)	45,460	1,872,497
RBC Bearings Inc (b)	52,896	17,725,979
REV Group Inc	94,786	2,940,262
Richtech Robotics Inc Class B (b)	41,773	30,912
Shyft Group Inc/The	57,012	803,869
Snap-on Inc	95,690	35,375,636
SPX Technologies Inc (b)	84,092	14,837,192
Standex International Corp	21,428	4,454,667
Stanley Black & Decker Inc	280,377	25,079,723
Symbotic Inc Class A (b)(c)	70,238	1,889,402
Taylor Devices Inc (b)	5,792	278,479
TechPrecision Corp (b)	16,295	60,129
Tennant CO	34,006	3,005,110
Terex Corp	122,358	6,703,995
Timken Co/The	115,634	8,955,853
Titan International Inc (b)	88,415	647,198
Toro Co/The	189,079	16,464,999
Trinity Industries Inc	149,411	5,632,795
Twin Disc Inc	18,773	234,850
Urban-Gro Inc (b)(c)	10,932	16,617
Wabash National Corp	79,247	1,571,468
Watts Water Technologies Inc Class A	49,578	10,698,437
Westinghouse Air Brake Technologies Corp	318,305	63,858,349
Xos Inc (b)(c)	3,534	14,913
Xylem Inc/NY	441,591	55,971,659
		2,078,071,537
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	79,670	1,264,363
Kirby Corp (b)	104,964	13,278,996
Lakeside Holding Ltd (c)	1,061	2,652
Matson Inc	61,145	9,366,191
Pangaea Logistics Solutions Ltd	62,035	341,193
		24,253,395
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	228,970	12,043,822
Allegiant Travel Co	26,216	2,145,517
American Airlines Group Inc (b)	1,194,763	17,347,959
Blade Air Mobility Inc (b)(c)	107,990	511,873
Delta Air Lines Inc	1,166,127	74,422,225
flyExclusive Inc Class A (b)	4,370	9,613
Frontier Group Holdings Inc (b)(c)	145,859	850,358
JetBlue Airways Corp (b)	536,409	3,202,362
Joby Aviation Inc Class A (b)(c)	870,323	7,789,391
Mesa Air Group Inc (b)	67,935	73,370
SkyWest Inc (b)	72,804	8,353,531
Southwest Airlines Co	1,087,468	35,190,464
Sun Country Airlines Holdings Inc (b)	71,071	1,022,712
Surf Air Mobility Inc (b)(c)	14,887	59,697
United Airlines Holdings Inc (b)	596,717	57,780,107
Wheels Up Experience Inc Class A (b)	164,020	410,050
		221,213,051
Professional Services - 0.9%
Alight Inc Class A	824,874	6,598,992
Amentum Holdings Inc	227,123	5,530,445
Asure Software Inc (b)	45,738	447,775
Automatic Data Processing Inc	740,683	227,337,833
Barrett Business Services Inc	46,744	2,005,785
BGSF Inc	16,903	95,164
BlackSky Technology Inc Class A (b)(c)	21,329	249,123
Booz Allen Hamilton Holding Corp Class A	234,752	34,785,551
Broadridge Financial Solutions Inc	211,835	49,997,297
CACI International Inc (b)	40,545	18,645,835
Cbiz Inc (b)	90,565	7,478,858
Clarivate PLC (b)(c)	827,517	4,741,672
Concentrix Corp	85,376	3,837,651
Conduent Inc (b)	272,036	1,014,694
CRA International Inc	12,323	2,403,355
CSG Systems International Inc	50,905	2,790,103
Dayforce Inc (b)(c)	287,202	22,973,288
DLH Holdings Corp (b)	21,209	183,034
Dun & Bradstreet Holdings Inc	562,260	7,140,702
Equifax Inc	224,946	58,836,876
ExlService Holdings Inc (b)	294,839	13,668,736
Exponent Inc	91,901	9,071,548
Falcon's Beyond Global Inc Class A (b)(c)	7,506	68,905
First Advantage Corp (b)	90,560	1,741,469
FiscalNote Holdings Inc Class A (b)	144,511	126,418
Forrester Research Inc (b)	21,058	363,251
Franklin Covey Co (b)	20,327	739,496
FTI Consulting Inc (b)	64,243	13,010,492
GEE Group Inc (b)	143,282	36,136
Genpact Ltd	298,746	13,790,115
Heidrick & Struggles International Inc	36,563	1,687,017
HireQuest Inc	10,660	162,139
Hudson Global Inc (b)	3,746	53,867
Huron Consulting Group Inc (b)	29,527	3,626,211
ICF International Inc	33,929	4,701,542
Innodata Inc (b)(c)	46,073	1,892,679
Insperity Inc	64,486	5,084,721
Jacobs Solutions Inc	227,290	32,100,167
KBR Inc	241,834	14,710,762
Kelly Services Inc Class A	58,400	855,560
Kforce Inc	31,786	1,906,842
Korn Ferry	95,968	7,518,133
Legalzoom.com Inc (b)	197,871	1,569,117
Leidos Holdings Inc	244,771	40,485,123
ManpowerGroup Inc	86,229	5,550,561
Mastech Digital Inc (b)	9,293	143,112
Maximus Inc	108,843	8,108,804
Mistras Group Inc (b)	36,022	335,365
Nixxy Inc (b)	5,000	12,700
NV5 Global Inc (b)	93,736	2,039,695
Parsons Corp (b)	84,843	8,137,292
Paychex Inc	582,135	85,148,886
Paycom Software Inc	88,494	20,523,528
Paycor HCM Inc (b)	144,684	2,612,993
Paylocity Holding Corp (b)	78,886	16,372,000
Planet Labs PBC Class A (b)	381,317	1,498,576
Professional Diversity Network Inc (b)	9,613	7,190
Rcm Technologies Inc (b)	9,034	206,698
Resources Connection Inc	59,131	499,066
Robert Half Inc	186,649	13,925,882
Science Applications International Corp	93,426	11,608,181
Skillsoft Corp Class A (b)	8,259	126,445
Spire Global Inc Class A (b)(c)	41,520	678,437
SS&C Technologies Holdings Inc	387,789	29,991,601
Steel Connect Inc (b)	2,556	31,362
TransUnion	352,745	35,803,618
TriNet Group Inc	56,254	5,255,811
TrueBlue Inc (b)	55,609	418,180
TTEC Holdings Inc (c)	35,322	182,968
UL Solutions Inc Class A	106,854	5,741,265
Upwork Inc (b)	223,535	3,793,389
Verisk Analytics Inc	258,465	76,042,988
Verra Mobility Corp Class A (b)	298,650	7,066,059
Where Food Comes From Inc (b)	2,776	33,145
Willdan Group Inc (b)	24,124	1,054,460
		969,014,736
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	187,187	9,527,818
Alta Equipment Group Inc Class A	37,781	298,848
Applied Industrial Technologies Inc	69,909	19,205,400
Beacon Roofing Supply Inc (b)	112,612	12,727,408
BlueLinx Holdings Inc (b)	15,288	1,921,702
Boise Cascade Co	70,882	10,462,183
Core & Main Inc Class A (b)	351,643	17,072,268
Custom Truck One Source Inc Class A (b)	99,131	592,803
Distribution Solutions Group Inc (b)	17,105	669,062
DNOW Inc (b)	192,659	2,899,518
DXP Enterprises Inc/TX (b)	23,177	1,698,179
EVI Industries Inc	9,933	195,084
Fastenal Co	1,039,995	86,901,982
Ferguson Enterprises Inc	365,654	78,955,668
FTAI Aviation Ltd	185,393	31,298,046
GATX Corp	64,320	10,558,771
Global Industrial Co	24,476	691,447
GMS Inc (b)	71,953	7,220,484
H&E Equipment Services Inc	56,720	3,388,453
Herc Holdings Inc	51,521	11,952,872
Hudson Technologies Inc (b)	71,609	425,357
iPower Inc (b)	26,747	21,933
Karat Packaging Inc	12,645	390,604
McGrath RentCorp	44,439	5,414,892
Mrc Global Inc (b)	153,575	2,145,443
MSC Industrial Direct Co Inc Class A	81,351	6,986,424
Rush Enterprises Inc Class A	124,507	7,713,209
Rush Enterprises Inc Class B	2,023	115,331
SiteOne Landscape Supply Inc (b)	82,442	12,634,237
Titan Machinery Inc (b)	36,703	567,061
Transcat Inc (b)	16,565	1,737,503
United Rentals Inc	120,950	104,742,700
Watsco Inc	63,191	34,856,156
Wesco International Inc	81,192	17,177,791
Willis Lease Finance Corp	5,109	1,114,120
WW Grainger Inc	80,652	97,213,082
Xometry Inc Class A (b)	80,664	2,504,617
		603,998,456
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	5,426	9,007
Sky Harbour Group Corp Class A (b)(c)	22,601	254,939
		263,946
TOTAL INDUSTRIALS		10,576,901,804

Information Technology - 28.8%
Communications Equipment - 0.8%
Actelis Networks Inc (b)(c)	8,133	10,004
ADTRAN Holdings Inc (b)	128,554	1,092,709
Applied Optoelectronics Inc (b)(c)	72,844	3,002,630
Arista Networks Inc (b)	467,764	189,827,986
Aviat Networks Inc (b)	20,569	325,607
BK Technologies Corp (b)	5,557	184,381
Calix Inc (b)	106,430	3,462,168
Cambium Networks Corp (b)	18,981	23,916
Ciena Corp (b)	261,296	18,217,557
Cisco Systems Inc	7,317,458	433,266,689
Clearfield Inc (b)(c)	21,680	663,408
ClearOne Inc	23,778	11,889
CommScope Holding Co Inc (b)	392,802	1,873,666
Comtech Telecommunications Corp (b)	50,710	171,907
Digi International Inc (b)	66,151	2,197,536
EMCORE Corp (b)(c)	13,374	40,122
Extreme Networks Inc (b)	235,048	3,901,797
F5 Inc (b)	106,024	26,543,108
Franklin Wireless Corp (b)	19,705	84,732
Genasys Inc (b)	83,024	313,831
Harmonic Inc (b)	211,926	2,716,891
Infinera Corp (b)(c)	377,853	2,497,608
Inseego Corp (b)(c)	17,416	207,947
Juniper Networks Inc	597,301	21,455,052
KVH Industries Inc (b)	21,036	115,908
Lantronix Inc (b)	56,333	168,999
Lumentum Holdings Inc (b)	123,437	10,735,316
Motorola Solutions Inc	302,914	151,366,126
Netgear Inc (b)	52,002	1,279,249
NetScout Systems Inc (b)	128,767	2,817,422
Network-1 Technologies Inc	15,146	20,750
Ondas Holdings Inc (b)(c)	112,880	111,085
Optical Cable Corp (b)	398	915
Ribbon Communications Inc (b)	164,300	642,413
Ubiquiti Inc	7,670	2,657,578
Viasat Inc (b)(c)	151,487	1,413,374
Viavi Solutions Inc (b)	402,663	4,002,470
Vislink Technologies Inc (b)	3,268	14,739
		887,439,485
Electronic Equipment, Instruments & Components - 0.7%
908 Devices Inc (b)	47,812	131,005
Advanced Energy Industries Inc	68,452	7,874,718
Aeva Technologies Inc (b)(c)	60,624	278,870
AEye Inc Class A (b)(c)	11,439	12,926
Airgain Inc (b)	19,434	172,380
Akoustis Technologies Inc (b)	164,436	16,624
Amphenol Corp Class A	2,187,625	158,930,957
AmpliTech Group Inc (b)	23,816	22,387
Arlo Technologies Inc (b)	181,988	2,041,905
Arrow Electronics Inc (b)	96,324	11,574,292
Astrotech Corp (b)	4,038	28,428
Avnet Inc	159,411	8,721,376
Badger Meter Inc	53,497	11,599,220
Bel Fuse Inc Class A	1,757	169,831
Bel Fuse Inc Class B	20,242	1,623,004
Belden Inc	74,507	9,119,657
Benchmark Electronics Inc	66,105	3,205,431
CDW Corp/DE	242,826	42,720,378
Cepton Inc Class A (b)	7,587	23,937
Climb Global Solutions Inc	6,977	939,174
Coda Octopus Group Inc (b)(c)	9,159	86,644
Cognex Corp	314,103	12,557,838
Coherent Corp (b)	278,143	27,858,803
Corning Inc	1,400,083	68,142,041
CPS Technologies Corp (b)(c)	12,397	18,967
Crane NXT Co	88,900	5,572,252
CTS Corp	55,028	3,021,587
Daktronics Inc (b)	71,381	1,099,267
Data I/O Corp (b)	19,947	53,458
Digital Ally Inc (b)	3,677	2,868
ePlus Inc (b)	48,265	3,902,708
Evolv Technologies Holdings Inc Class A (b)(c)	196,608	796,262
FARO Technologies Inc (b)	35,727	937,834
Flex Ltd (b)	720,813	28,090,083
Focus Universal Inc (b)	45,621	11,793
Frequency Electronics Inc	15,937	223,277
Identiv Inc (b)	41,715	166,026
Insight Enterprises Inc (b)	50,946	7,970,502
Interlink Electronics Inc	5,723	28,272
IPG Photonics Corp (b)	49,658	3,875,310
Itron Inc (b)	81,985	9,717,682
Jabil Inc	205,981	27,978,399
Key Tronic Corp (b)	14,056	79,276
Keysight Technologies Inc (b)	316,777	54,118,183
Kimball Electronics Inc (b)	44,802	878,567
Knowles Corp (b)	160,768	3,128,545
LGL Group Inc/The (b)	1,469	8,520
LightPath Technologies Inc Class A (b)	52,887	89,379
Lightwave Logic Inc (b)(c)	220,657	633,286
Littelfuse Inc	45,330	11,181,551
Luna Innovations Inc (b)(c)	55,529	97,731
M-Tron Industries Inc (b)	4,333	284,071
Methode Electronics Inc	63,719	695,811
MicroVision Inc (b)(c)	392,057	352,851
Mirion Technologies Inc Class A (b)	339,983	5,735,513
MultiSensor AI Holdings Inc (b)	25,891	42,461
Napco Security Technologies Inc	67,285	2,639,591
Neonode Inc (b)(c)	20,864	171,085
nLight Inc (b)	87,483	950,065
Nortech Systems Inc (b)	192	2,100
Novanta Inc (b)	65,505	10,938,025
OSI Systems Inc (b)	28,835	5,115,329
Ouster Inc Class A (b)	75,945	750,337
PAR Technology Corp (b)(c)	66,062	5,360,271
PC Connection Inc	22,322	1,620,131
Plexus Corp (b)	49,372	8,116,757
Powerfleet Inc NJ (b)	167,470	1,178,989
Red Cat Holdings Inc (b)(c)	95,510	1,124,153
Research Frontiers Inc (b)	56,515	110,204
RF Industries Ltd (b)	11,789	49,632
Richardson Electronics Ltd/United States	23,295	327,994
Rogers Corp (b)	30,697	3,179,595
Sanmina Corp (b)	100,035	7,943,779
ScanSource Inc (b)	41,448	2,089,394
SigmaTron International Inc (b)	7,949	22,257
SmartRent Inc Class A (b)	327,203	579,149
Sobr Safe Inc (b)	157	826
Sono-Tek Corp (b)	20,596	96,183
Syntec Optics Holdings Inc Class A (b)	3,230	2,835
Taitron Components Inc Class A	2,875	7,763
TD SYNNEX Corp	139,051	16,545,678
Teledyne Technologies Inc (b)	85,030	41,261,658
Trimble Inc (b)	443,382	32,353,585
TTM Technologies Inc (b)	184,280	4,492,746
Vishay Intertechnology Inc	206,083	3,936,185
Vishay Precision Group Inc (b)	22,034	506,121
Vontier Corp	280,211	11,001,084
Vuzix Corp (b)(c)	108,437	250,489
Wrap Technologies Inc (b)(c)	53,381	95,819
Zebra Technologies Corp Class A (b)	93,615	38,101,305
		739,565,232
IT Services - 0.9%
Akamai Technologies Inc (b)	274,924	25,848,354
Applied Digital Corp (b)	187,277	1,891,498
ASGN Inc (b)	81,244	7,437,888
Backblaze Inc Class A (b)	67,365	437,199
BigBear.ai Holdings Inc (b)(c)	177,848	407,272
BigCommerce Holdings Inc (b)	117,823	868,356
Brand Engagement Network Inc Class A (b)(c)	7,944	6,498
Brightcove Inc (b)	86,414	368,988
CISO Global Inc (b)	4,468	6,166
Cloudflare Inc Class A (b)	551,862	55,092,383
Cognizant Technology Solutions Corp Class A	900,844	72,508,934
Core Scientific Inc	469,768	8,399,452
Couchbase Inc (b)	73,126	1,499,814
Crexendo Inc (b)	22,925	123,337
CSP Inc	11,473	186,436
Data Storage Corp (b)	10,234	40,117
DigitalOcean Holdings Inc (b)	114,416	4,356,961
DXC Technology Co (b)	327,904	7,377,840
EPAM Systems Inc (b)	103,416	25,225,231
Fastly Inc Class A (b)	229,565	1,946,711
Gartner Inc (b)	139,894	72,455,299
Glimpse Group Inc/The (b)	15,898	11,443
GoDaddy Inc Class A (b)	255,912	50,560,534
Grid Dynamics Holdings Inc (b)	103,735	1,898,351
Hackett Group Inc/The	45,753	1,433,899
IBM Corporation	1,673,085	380,476,261
Information Services Group Inc	68,193	251,632
Kyndryl Holdings Inc (b)	420,872	14,608,467
MongoDB Inc Class A (b)	133,328	42,996,947
Okta Inc Class A (b)	292,956	22,721,667
Rackspace Technology Inc (b)	140,442	376,385
Research Solutions Inc/CA (b)	46,345	160,817
Snowflake Inc Class A (b)	607,885	106,258,298
Tucows Inc Class A (b)(c)	18,576	328,609
Twilio Inc Class A (b)	291,550	30,478,637
Unisys Corp (b)	127,183	1,014,920
VeriSign Inc (b)	152,190	28,486,924
WidePoint Corp (b)	14,243	72,354
		968,620,879
Semiconductors & Semiconductor Equipment - 9.7%
ACM Research Inc Class A (b)	87,678	1,507,185
Advanced Micro Devices Inc (b)	2,939,949	403,287,504
Aehr Test Systems (b)(c)	50,228	597,211
Alpha & Omega Semiconductor Ltd (b)	43,208	1,791,836
Ambarella Inc (b)	70,990	5,079,335
Amkor Technology Inc	205,757	5,440,215
Amtech Systems Inc (b)	21,131	119,179
Analog Devices Inc	901,658	196,606,527
Applied Materials Inc	1,504,103	262,781,835
Ascent Solar Technologies Inc (b)	2,280	6,087
Astera Labs Inc (b)	36,991	3,819,321
Atomera Inc (b)(c)	53,251	329,091
Axcelis Technologies Inc (b)	59,982	4,453,064
AXT Inc (b)	72,922	156,053
Broadcom Inc	8,455,079	1,370,399,204
CEVA Inc (b)	43,246	1,286,136
Cirrus Logic Inc (b)	97,148	10,147,109
Cohu Inc (b)	84,572	2,232,701
Credo Technology Group Holding Ltd (b)	257,901	12,626,833
CVD Equipment Corp (b)	12,589	40,159
Diodes Inc (b)	84,193	5,472,545
Enphase Energy Inc (b)	245,481	17,515,069
Entegris Inc	273,952	28,937,550
Everspin Technologies Inc (b)(c)	35,399	217,350
First Solar Inc (b)	194,454	38,748,849
FormFactor Inc (b)	140,470	5,627,228
GCT Semiconductor Holding Inc Class A (b)(c)	64,503	164,483
GSI Technology Inc (b)	34,340	113,322
Ichor Holdings Ltd (b)	61,084	2,001,112
Impinj Inc (b)	41,336	7,945,193
Intel Corp	7,747,502	186,327,423
inTEST Corp (b)	21,347	161,810
KLA Corp	244,053	157,909,613
Kopin Corp (b)	191,343	225,785
Lam Research Corp	2,366,932	174,868,936
Lattice Semiconductor Corp (b)	250,519	14,216,953
MACOM Technology Solutions Holdings Inc (b)	104,839	13,924,716
Marvell Technology Inc	1,571,703	145,681,151
MaxLinear Inc Class A (b)	138,814	2,100,256
Microchip Technology Inc	974,666	66,442,981
Micron Technology Inc	2,014,322	197,302,840
MKS Instruments Inc	122,579	13,929,878
Mobix Labs Inc Class A (b)(c)	21,422	32,775
Monolithic Power Systems Inc	88,446	50,205,487
Navitas Semiconductor Corp Class A (b)(c)	230,208	633,072
NVE Corp	8,916	689,028
NVIDIA Corp	44,682,887	6,177,409,128
ON Semiconductor Corp (b)	776,969	55,258,035
Onto Innovation Inc (b)	89,642	14,717,424
PDF Solutions Inc (b)	56,301	1,779,112
Penguin Solutions Inc (b)	96,331	1,747,444
Peraso Inc (b)	4,399	3,857
Photronics Inc (b)	114,900	2,862,159
Pixelworks Inc (b)	94,323	73,242
Power Integrations Inc	102,982	6,746,351
Qorvo Inc (b)	171,917	11,870,869
QUALCOMM Inc	2,023,677	320,813,515
QuickLogic Corp (b)(c)	25,515	194,679
Rambus Inc (b)	196,363	11,351,745
Rigetti Computing Inc Class A (b)(c)	293,922	896,462
Semtech Corp (b)	136,557	8,745,110
Silicon Laboratories Inc (b)	58,617	6,485,971
SiTime Corp (b)	34,041	7,229,628
SkyWater Technology Inc (b)	40,572	322,142
Skyworks Solutions Inc	289,578	25,364,137
SolarEdge Technologies Inc (b)(c)	102,897	1,625,773
Synaptics Inc (b)	71,565	5,742,376
Teradyne Inc	296,884	32,657,240
Texas Instruments Inc	1,658,471	333,402,425
Trio-Tech International (b)	4,207	29,027
Ultra Clean Holdings Inc (b)	81,835	3,144,919
Universal Display Corp	80,290	13,209,311
Veeco Instruments Inc (b)	103,248	2,877,522
WiSA Technologies Inc (b)	9,355	15,341
Wolfspeed Inc (b)(c)	225,422	2,159,543
		10,462,836,477
Software - 10.2%
8x8 Inc (b)	232,658	721,240
A10 Networks Inc	134,213	2,288,332
ACI Worldwide Inc (b)	190,360	10,816,255
Adeia Inc	195,931	2,374,684
Adobe Inc (b)	805,440	415,550,659
Agilysys Inc (b)	40,549	5,445,731
Airship AI Holdings Inc Class A (b)(c)	17,118	53,408
Alarm.com Holdings Inc (b)	89,272	5,815,178
Alkami Technology Inc (b)	118,282	4,668,591
Altair Engineering Inc Class A (b)(c)	107,813	11,386,131
Amplitude Inc Class A (b)	146,350	1,513,259
ANSYS Inc (b)	158,822	55,762,404
Appfolio Inc Class A (b)	41,929	10,639,484
Appian Corp Class A (b)	75,806	2,869,257
AppLovin Corp Class A (b)	388,296	130,758,678
Arteris Inc (b)	45,366	394,231
Asana Inc Class A (b)(c)	151,726	2,322,925
Aspen Technology Inc (b)	48,456	12,114,000
Atlassian Corp Class A (b)	289,308	76,255,803
AudioEye Inc (b)	11,950	321,694
Aurora Innovation Inc Class A (b)(c)	1,798,672	11,637,408
authID Inc (b)(c)	17,264	103,411
Autodesk Inc (b)	391,157	114,178,728
AvePoint Inc Class A (b)	186,826	3,297,479
Aware Inc/MA (b)	30,616	48,986
Bentley Systems Inc Class B	280,661	13,892,720
BILL Holdings Inc (b)	177,503	16,014,321
Blackbaud Inc (b)	73,110	6,136,853
BlackLine Inc (b)	93,687	5,809,531
Blend Labs Inc Class A (b)	351,352	1,795,409
Box Inc Class A (b)	264,906	9,295,552
Braze Inc Class A (b)	110,107	4,373,450
BTCS Inc (b)	14,511	51,659
Btcs Inc Series V (b)(d)	11,578	0
C3.ai Inc Class A (b)(c)	200,837	7,467,120
Cadence Design Systems Inc (b)	497,204	152,547,159
Ccc Intelligent Solutions Holdings Inc Class A (b)	760,187	9,578,356
Cerence Inc (b)(c)	77,381	569,911
Cipher Mining Inc (b)(c)	384,186	2,574,046
Cleanspark Inc (b)(c)	454,699	6,524,931
Clear Secure Inc Class A	168,605	4,363,497
Clearwater Analytics Holdings Inc Class A (b)	336,142	10,433,848
Commvault Systems Inc (b)	79,514	13,643,807
Confluent Inc Class A (b)	453,834	13,996,241
Consensus Cloud Solutions Inc (b)	32,049	799,623
CoreCard Corp (b)	10,459	219,430
Crowdstrike Holdings Inc Class A (b)	419,229	145,040,657
CS Disco Inc (b)	43,665	258,497
CXApp Inc Class A (b)	26,164	43,694
CYNGN Inc (c)	2,605	14,796
Daily Journal Corp (b)	1,658	935,958
Datadog Inc Class A (b)	564,690	86,256,398
DatChat Inc (b)	5,809	11,211
Digimarc Corp (b)(c)	27,177	921,029
Digital Turbine Inc (b)	168,467	242,592
DocuSign Inc (b)	371,219	29,582,442
Dolby Laboratories Inc Class A	108,722	8,515,107
Domo Inc Class B (b)	60,129	562,807
DoubleVerify Holdings Inc (b)	256,302	5,210,620
Dropbox Inc Class A (b)	431,275	11,929,067
Duos Technologies Group Inc (b)	18,824	104,097
Dynatrace Inc (b)	540,608	30,376,764
E2open Parent Holdings Inc Class A (b)	378,218	1,149,783
eGain Corp (b)	35,642	189,972
Elastic NV (b)	155,474	17,018,184
Enfusion Inc Class A (b)	78,020	775,519
EverCommerce Inc (b)	34,087	414,157
Expensify Inc Class A (b)	91,114	297,032
Fair Isaac Corp (b)	44,514	105,722,085
Five9 Inc (b)	135,996	5,613,915
Fortinet Inc (b)	1,152,532	109,548,167
FOXO Technologies Inc (b)(c)	4,770	2,459
Freshworks Inc Class A (b)	327,812	5,241,714
Gen Digital Inc	982,419	30,307,626
Gitlab Inc Class A (b)	210,126	13,395,533
Greenidge Generation Holdings Inc Class A (b)(c)	17,158	41,351
Guidewire Software Inc (b)	150,100	30,453,789
HashiCorp Inc Class A (b)	276,014	9,279,591
HubSpot Inc (b)	93,288	67,265,312
iLearningEngines Holdings Inc Class A (b)(c)	54,063	74,607
Informatica Inc Class A (b)	150,078	3,980,069
Intapp Inc (b)	89,390	5,591,345
Intellicheck Inc (b)	38,672	92,426
Intellinetics Inc (b)	5,116	74,591
InterDigital Inc	45,994	9,012,984
Intrusion Inc (b)(c)	7,943	4,567
Intuit Inc	507,798	325,869,211
Inuvo Inc (b)	136,098	40,693
Issuer Direct Corp (b)	5,882	58,820
Jamf Holding Corp (b)	113,817	1,661,728
Kaltura Inc (b)	148,703	330,121
Klaviyo Inc Class A (b)	131,850	4,896,909
LivePerson Inc (b)(c)	134,868	130,889
LiveRamp Holdings Inc (b)	121,110	3,676,900
LM Funding America Inc (b)(c)	4,607	13,913
Logility Supply Chain Solutions Inc Class A	58,010	610,845
Manhattan Associates Inc (b)	111,333	31,778,892
MARA Holdings Inc (b)(c)	535,290	14,677,652
Marin Software Inc (b)	2,863	6,413
Matterport Inc Class A (b)	517,599	2,463,771
Meridianlink Inc (b)	47,864	1,117,624
Microsoft Corp	13,500,988	5,717,128,378
MicroStrategy Inc Class A (b)	317,154	122,887,660
Mitek Systems Inc (b)	82,838	772,050
N-able Inc/US (b)	127,167	1,327,623
nCino Inc (b)	167,288	7,024,423
NCR Voyix Corp (b)	263,659	3,825,692
NetSol Technologies Inc (b)	12,223	32,880
NextNav Inc Class A (b)(c)	116,868	2,032,335
NextTrip Inc (b)	1,241	4,741
Nutanix Inc Class A (b)	444,433	29,012,586
Oblong Inc (b)	2,368	8,146
Olo Inc Class A (b)	200,098	1,458,714
ON24 Inc (b)	69,615	460,155
OneSpan Inc (b)	66,050	1,196,826
Onestream Inc Class A	78,325	2,341,134
Ooma Inc (b)	45,629	675,309
Oracle Corp	2,903,118	536,612,331
PagerDuty Inc (b)	174,193	3,699,859
Palantir Technologies Inc Class A (b)	3,657,933	245,374,146
Palo Alto Networks Inc (b)	588,213	228,120,766
Pegasystems Inc	80,989	7,691,525
Phunware Inc (b)(c)	20,439	94,837
Porch Group Inc (b)(c)	171,325	627,050
Prairie Operating Co (b)	12,142	103,328
Procore Technologies Inc (b)	193,637	15,723,324
Progress Software Corp	77,645	5,311,694
PROS Holdings Inc (b)	78,279	1,813,724
PTC Inc (b)	217,993	43,611,680
Q2 Holdings Inc (b)	109,241	11,441,902
Qualys Inc (b)	67,192	10,320,691
Quantum Computing Inc (b)(c)	122,499	864,843
QXO Inc (b)	446,602	7,431,457
Rapid7 Inc (b)	113,874	4,851,032
reAlpha Tech Corp (b)	2,535	2,941
Red Violet Inc	21,190	779,792
Rekor Systems Inc (b)	164,642	159,966
ReposiTrak Inc (c)	22,645	520,382
Rimini Street Inc (b)	91,911	198,528
RingCentral Inc Class A (b)	149,716	5,633,813
Riot Platforms Inc (b)(c)	484,675	6,131,139
Roper Technologies Inc	194,563	110,208,266
Rubrik Inc Class A (b)	101,967	5,181,963
Salesforce Inc	1,760,125	580,823,649
Samsara Inc Class A (b)	372,206	19,909,299
SecureWorks Corp Class A (b)	27,108	228,792
SEMrush Holdings Inc Class A (b)	60,959	829,042
SentinelOne Inc Class A (b)	521,472	14,575,142
Servicenow Inc (b)	374,212	392,713,041
Silvaco Group Inc (b)(c)	10,371	85,561
Smartsheet Inc Class A (b)	250,726	14,028,120
Smith Micro Software Inc (b)(c)	10,261	8,824
SolarWinds Corp	97,114	1,296,472
Soluna Holdings Inc (b)(c)	8,274	28,297
SoundHound AI Inc Class A (b)(c)	594,371	5,533,594
SoundThinking Inc (b)	16,949	219,998
Sprinklr Inc Class A (b)	219,312	1,807,131
Sprout Social Inc Class A (b)	91,771	2,938,507
SPS Commerce Inc (b)	67,706	13,071,997
Stronghold Digital Mining Inc Class A (b)	24,776	128,835
Synchronoss Technologies Inc (b)	17,679	174,669
Synopsys Inc (b)	278,207	155,375,827
Telos Corp (b)	96,287	327,376
Tenable Holdings Inc (b)	218,211	9,160,498
Teradata Corp (b)	173,916	5,374,004
Terawulf Inc (b)(c)	556,028	4,387,061
Tyler Technologies Inc (b)	77,477	48,746,204
UiPath Inc Class A (b)	814,534	11,574,528
Unity Software Inc (b)	526,059	12,683,282
Upland Software Inc (b)	52,682	193,343
Urgent.ly Inc (b)	24,858	13,120
Varonis Systems Inc (b)	204,303	10,206,978
Verb Technology Co Inc (b)(c)	1,275	12,368
Verint Systems Inc (b)	112,538	2,835,958
Veritone Inc (b)(c)	59,719	157,658
Vertex Inc Class A (b)	93,787	5,087,945
Viant Technology Inc Class A (b)	31,580	596,230
VirnetX Holding Corp (b)	4,658	25,200
Weave Communications Inc (b)	71,636	979,264
Workday Inc Class A (b)	385,657	96,410,393
Workiva Inc Class A (b)	93,208	9,064,478
Xperi Inc (b)	83,084	786,805
Yext Inc (b)	195,266	1,612,897
Zeta Global Holdings Corp Class A (b)	365,941	7,794,543
Zoom Communications Inc Class A (b)	478,040	39,529,128
Zscaler Inc (b)	170,210	35,163,684
Zuora Inc Class A (b)	251,726	2,499,639
		10,936,011,327
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	27,616,428	6,554,206,858
AstroNova Inc (b)	11,673	179,414
Boxlight Corp Class A (b)(c)	8,268	3,605
CompoSecure Inc Class A (c)	50,412	804,071
Corsair Gaming Inc (b)	80,857	594,299
CPI Card Group Inc (b)	8,825	291,313
Dell Technologies Inc Class C	522,143	66,620,226
Diebold Nixdorf Inc (b)	68,143	3,149,569
Eastman Kodak Co (b)	136,773	991,604
Hewlett Packard Enterprise Co	2,362,102	50,123,804
HP Inc	1,778,196	63,001,485
Immersion Corp	53,133	475,009
Intevac Inc (b)	42,003	117,188
IonQ Inc (b)(c)	353,765	12,912,423
Movano Inc (b)	10,623	59,914
NetApp Inc	373,741	45,835,596
One Stop Systems Inc (b)	30,235	71,657
Pure Storage Inc Class A (b)	560,942	29,724,317
Quantum Corp (b)(c)	9,169	159,632
Seagate Technology Holdings PLC	381,800	38,687,794
Socket Mobile Inc (b)	1,516	2,441
Sonim Technologies Inc (b)	3,324	10,969
Super Micro Computer Inc (b)(c)	914,690	29,855,482
TransAct Technologies Inc (b)	14,695	61,131
Turtle Beach Corp (b)	30,888	534,671
Western Digital Corp (b)	592,256	43,228,765
Xerox Holdings Corp	212,294	1,940,367
		6,943,643,604
TOTAL INFORMATION TECHNOLOGY		30,938,117,004

Materials - 2.5%
Chemicals - 1.4%
AdvanSix Inc	48,459	1,573,464
Air Products and Chemicals Inc	403,691	134,966,012
Albemarle Corp	213,076	22,948,285
Alto Ingredients Inc (b)	125,382	181,804
American Vanguard Corp	50,991	306,456
Arq Inc (b)	50,582	389,987
Ashland Inc	88,577	6,914,321
ASP Isotopes Inc (b)(c)	93,172	517,105
Aspen Aerogels Inc (b)	113,460	1,679,208
Avient Corp	165,858	8,500,223
Axalta Coating Systems Ltd (b)	400,265	16,194,722
Balchem Corp	58,758	10,606,994
Cabot Corp	99,772	10,937,007
Celanese Corp	199,130	14,578,307
CF Industries Holdings Inc	327,211	29,337,738
Chemours Co/The	271,119	5,894,127
Core Molding Technologies Inc (b)	14,346	237,283
Corteva Inc	1,257,299	78,254,290
Crown ElectroKinetics Corp (b)(c)	7,267	2,035
Danimer Scientific Inc (b)(c)	4,574	29,731
Danimer Scientific Inc warrants 7/15/2025 (b)	54,680	2,296
Dow Inc	1,274,095	56,327,740
DuPont de Nemours Inc	758,985	63,443,556
Eastman Chemical Co	213,007	22,306,093
Ecolab Inc	459,734	114,368,027
Ecovyst Inc (b)	188,116	1,495,522
Element Solutions Inc	405,740	11,636,623
Flotek Industries Inc (b)	54,738	465,273
FMC Corp	227,296	13,430,921
Ginkgo Bioworks Holdings Inc Class A (b)(c)	69,540	604,998
Hawkins Inc	34,619	4,656,602
HB Fuller Co	98,430	7,568,283
Huntsman Corp	295,109	5,778,234
Ingevity Corp (b)	66,168	3,213,780
Innospec Inc	47,098	5,586,294
International Flavors & Fragrances Inc	463,724	42,365,825
Intrepid Potash Inc (b)	17,054	462,334
Koppers Holdings Inc	37,207	1,430,981
Kronos Worldwide Inc	40,158	454,187
Linde PLC	872,938	402,415,689
LSB Industries Inc (b)	96,587	852,863
LyondellBasell Industries NV Class A1	471,859	39,324,729
Mativ Holdings Inc	100,348	1,319,576
Minerals Technologies Inc	58,434	4,766,461
Mosaic Co/The	581,430	15,384,638
NewMarket Corp	13,857	7,393,541
Northern Technologies International Corp	13,727	191,080
Novusterra Inc (b)(c)(d)	7,806	0
Olin Corp	212,211	9,038,066
Origin Materials Inc Class A (b)	235,578	292,117
Perimeter Solutions Inc	247,788	3,171,686
PPG Industries Inc	423,286	52,644,080
PureCycle Technologies Inc (b)(c)	247,259	3,287,308
Quaker Chemical Corp	25,024	3,946,285
Rayonier Advanced Materials Inc (b)	121,824	1,073,269
RPM International Inc	233,846	32,453,148
Scotts Miracle-Gro Co/The	77,036	5,938,705
Sensient Technologies Corp	76,551	5,943,420
Sherwin-Williams Co/The	421,494	167,501,716
Stepan Co	37,898	2,914,356
Trinseo PLC	66,967	289,967
Tronox Holdings PLC	212,622	2,572,726
Valhi Inc	4,120	105,472
Westlake Corp	60,516	7,770,254
		1,470,237,820
Construction Materials - 0.3%
CRH PLC	1,238,695	126,681,338
Eagle Materials Inc	61,000	18,844,120
Knife River Corp (b)	103,759	10,739,057
Martin Marietta Materials Inc	110,948	66,568,800
Smith-Midland Corp (b)	8,240	404,583
Summit Materials Inc Class A (b)	216,356	11,021,175
United States Lime & Minerals Inc	19,250	2,945,249
Vulcan Materials Co	239,758	69,081,473
		306,285,795
Containers & Packaging - 0.3%
Amcor PLC	2,625,495	27,935,267
AptarGroup Inc	121,230	20,967,941
Avery Dennison Corp	146,320	30,134,604
Ball Corp	551,757	34,297,215
Berry Global Group Inc	207,067	14,973,015
Crown Holdings Inc	216,862	19,970,822
Eightco Holdings Inc (b)	4,092	7,570
Graphic Packaging Holding CO	546,109	16,432,420
Greif Inc Class A	44,319	3,147,979
Greif Inc Class B	11,029	835,336
International Paper Co	631,093	37,127,201
Myers Industries Inc	67,808	786,573
O-I Glass Inc (b)	282,612	3,560,911
Packaging Corp of America	161,826	40,270,400
Pactiv Evergreen Inc	71,333	967,989
Ranpak Holdings Corp Class A (b)	78,737	613,361
Sealed Air Corp	263,247	9,634,840
Silgan Holdings Inc	146,738	8,441,837
Smurfit WestRock PLC	897,508	49,380,890
Sonoco Products Co	177,565	9,212,072
TriMas Corp	68,441	1,808,211
		330,506,454
Metals & Mining - 0.5%
5E Advanced Materials Inc (b)(c)	66,523	30,068
Alcoa Corp	468,541	21,754,359
Alpha Metallurgical Resources Inc	19,831	4,869,899
American Battery Technology Co (b)(c)	101,775	94,976
Ampco-Pittsburgh Corp (b)	29,981	64,759
Arch Resources Inc Class A	32,797	5,638,460
Ascent Industries Co (b)	14,476	156,920
ATI Inc (b)	225,818	13,587,469
Carpenter Technology Corp	90,712	17,601,756
Century Aluminum Co (b)	94,990	2,168,622
Cleveland-Cliffs Inc (b)	875,534	10,900,398
Coeur Mining Inc (b)	731,723	4,726,931
Commercial Metals Co	208,840	12,883,340
Compass Minerals International Inc	61,285	945,628
Contango ORE Inc (b)	17,752	249,948
Dakota Gold Corp (b)	124,387	279,871
Freeport-McMoRan Inc	2,610,590	115,388,078
Friedman Industries Inc	12,198	185,776
Gatos Silver Inc (b)	85,276	1,318,367
Gold Resource Corp (b)	158,278	27,414
Golden Minerals Co (b)	3,898	1,052
Hecla Mining Co	1,128,749	6,230,694
Hycroft Mining Holding Corp (b)(c)	33,251	77,807
Idaho Strategic Resources Inc (b)	19,970	244,633
Inno Holdings Inc (b)	2,978	14,860
Ivanhoe Electric Inc / US (b)(c)	152,129	1,446,747
Kaiser Aluminum Corp	29,050	2,361,184
Materion Corp	37,745	4,364,077
Metallus Inc (b)	69,072	1,151,430
MP Materials Corp (b)(c)	222,338	4,684,662
Newmont Corp	2,084,878	87,439,783
Nucor Corp	431,241	66,708,670
Olympic Steel Inc	17,910	757,235
Paramount Gold Nevada Corp (b)	120,048	48,968
Piedmont Lithium Inc (b)(c)	32,798	411,943
Radius Recycling Inc Class A	48,093	953,203
Ramaco Resources Inc Class A	46,423	591,893
Ramaco Resources Inc Class B	11,918	122,279
Reliance Inc	100,031	32,133,958
Royal Gold Inc	119,392	17,462,274
Ryerson Holding Corp	50,761	1,304,558
Solitario Resources Corp (b)	46,041	28,085
Steel Dynamics Inc	260,901	37,901,088
SunCoke Energy Inc	153,926	1,917,918
Tredegar Corp (b)	46,337	332,236
United States Antimony Corp (b)	138,403	105,823
United States Steel Corp	405,597	16,536,190
Universal Stainless & Alloy Products Inc (b)	16,307	724,357
US Gold Corp (b)	19,899	153,222
Warrior Met Coal Inc	94,903	6,673,579
Worthington Steel Inc	62,975	2,823,799
		508,581,246
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	29,864	809,912
Louisiana-Pacific Corp	113,744	13,444,541
Magnera Corp (b)	63,403	1,298,493
Sylvamo Corp	62,568	5,774,401
		21,327,347
TOTAL MATERIALS		2,636,938,662

Real Estate - 2.7%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	133,814	2,633,460
Alpine Income Property Trust Inc	24,073	430,666
American Assets Trust Inc	87,643	2,492,567
Armada Hoffler Properties Inc Class A	126,363	1,396,311
Broadstone Net Lease Inc Class A	344,904	6,039,269
CTO Realty Growth Inc	38,798	791,867
Empire State Realty Trust Inc Class A	245,984	2,695,985
Essential Properties Realty Trust Inc	319,412	10,891,949
Generation Income Properties Inc	3,170	5,991
Gladstone Commercial Corp	79,412	1,398,445
Global Net Lease Inc	362,873	2,688,889
Modiv Industrial Inc Class C	17,097	273,894
NexPoint Diversified Real Estate Trust	70,690	409,295
One Liberty Properties Inc	30,449	915,601
WP Carey Inc	398,624	22,745,486
		55,809,675
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	283,680	31,270,046
American Healthcare REIT Inc	270,694	8,069,388
CareTrust REIT Inc	307,181	9,150,922
Community Healthcare Trust Inc	46,966	887,657
Diversified Healthcare Trust	399,923	1,039,800
Global Medical REIT Inc	116,858	1,038,868
Healthcare Realty Trust Inc	661,142	12,112,121
Healthpeak Properties Inc	1,282,656	28,205,605
LTC Properties Inc	80,052	3,089,207
Medical Properties Trust Inc (c)	1,099,559	4,827,064
National Health Investors Inc	79,405	6,086,393
Omega Healthcare Investors Inc	468,919	19,042,801
Sabra Health Care REIT Inc	427,510	8,007,262
Sila Realty Trust Inc	101,106	2,690,431
Strawberry Fields REIT Ltd	6,298	79,733
Universal Health Realty Income Trust	24,151	1,018,931
Ventas Inc	751,851	48,171,094
Welltower Inc	1,051,523	145,299,448
		330,086,771
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	408,887	6,587,170
Ashford Hospitality Trust Inc (b)	10,085	90,260
Braemar Hotels & Resorts Inc	106,415	383,093
Chatham Lodging Trust	90,932	837,484
DiamondRock Hospitality Co	378,492	3,512,406
Host Hotels & Resorts Inc	1,277,859	23,538,163
Park Hotels & Resorts Inc	380,519	5,917,070
Pebblebrook Hotel Trust	220,875	3,059,119
RLJ Lodging Trust	280,360	2,862,476
Ryman Hospitality Properties Inc	109,065	12,786,781
Service Properties Trust	307,770	855,601
Sotherly Hotels Inc (b)	17,757	15,982
Summit Hotel Properties Inc	200,134	1,316,882
Sunstone Hotel Investors Inc	373,039	4,010,169
Xenia Hotels & Resorts Inc	186,931	2,874,999
		68,647,655
Industrial REITs - 0.3%
Americold Realty Trust Inc	475,166	11,337,461
EastGroup Properties Inc	88,670	15,269,861
First Industrial Realty Trust Inc	241,033	12,883,214
Industrial Logistics Properties Trust	108,068	418,222
Lineage Inc (c)	107,701	6,830,397
LXP Industrial Trust	536,886	5,019,884
Plymouth Industrial REIT Inc	74,509	1,396,299
Prologis Inc	1,681,651	196,383,204
Rexford Industrial Realty Inc	400,339	16,846,265
STAG Industrial Inc Class A	331,540	12,197,357
Terreno Realty Corp	177,333	10,751,700
		289,333,864
Office REITs - 0.1%
Brandywine Realty Trust	316,497	1,772,383
BXP Inc	264,489	21,685,453
City Office Reit Inc	74,715	433,347
COPT Defense Properties	204,894	6,751,257
Cousins Properties Inc	277,610	8,811,341
Creative Media & Community Trust Corp	40,941	10,976
Douglas Emmett Inc	305,638	5,917,152
Easterly Government Properties Inc	179,809	2,215,247
Equity Commonwealth (b)	202,125	4,111,223
Franklin Street Properties Corp	155,572	297,143
Highwoods Properties Inc	193,426	6,278,608
Hudson Pacific Properties Inc	254,809	981,015
JBG SMITH Properties	157,890	2,698,340
Kilroy Realty Corp	192,683	8,002,125
NET Lease Office Properties	26,885	880,215
Office Properties Income Trust	91,340	150,711
Orion Office REIT Inc	99,463	420,728
Paramount Group Inc	330,609	1,606,760
Peakstone Realty Trust	66,204	908,981
Piedmont Office Realty Trust Inc Class A1	227,598	2,166,733
Postal Realty Trust Inc Class A	43,599	617,798
SL Green Realty Corp	126,923	9,924,109
Vornado Realty Trust	301,720	12,989,046
		99,630,691
Real Estate Management & Development - 0.2%
Alset Inc (b)	2,300	2,990
Altisource Portfolio Solutions SA (b)	25,313	22,529
American Realty Investors Inc (b)	2,455	39,894
American Strategic Investment Co Class A (b)	2,751	23,659
AMREP Corp (b)	5,479	197,463
Anywhere Real Estate Inc (b)	175,980	862,302
CBRE Group Inc Class A (b)	547,370	76,626,326
Compass Inc Class A (b)	753,864	5,344,896
Comstock Holding Cos Inc Class A (b)	6,360	51,898
CoStar Group Inc (b)	744,807	60,582,601
Cushman & Wakefield PLC (b)	415,729	6,360,654
Douglas Elliman Inc (b)	129,873	329,877
eXp World Holdings Inc	153,416	2,124,812
Fathom Holdings Inc (b)	14,910	29,224
Forestar Group Inc (b)	34,117	1,018,392
FRP Holdings Inc (b)	22,727	724,537
Howard Hughes Holdings Inc (b)	54,553	4,731,927
Jones Lang LaSalle Inc (b)	85,977	24,125,146
JW Mays Inc (b)	47	2,020
Kennedy-Wilson Holdings Inc	212,071	2,455,782
La Rosa Holdings Corp Class A (b)	18,382	12,018
LuxUrban Hotels Inc (b)(c)	325	389
Marcus & Millichap Inc	46,232	1,923,714
Maui Land & Pineapple Co Inc (b)	13,399	324,926
Newmark Group Inc Class A	262,842	4,068,794
Offerpad Solutions Inc Class A (b)(c)	14,826	73,092
Opendoor Technologies Inc Class A (b)	1,119,815	2,620,367
Rafael Holdings Inc Class B (b)	22,122	41,589
RE/MAX Holdings Inc Class A (b)	34,067	448,322
Redfin Corp (b)(c)	226,238	2,146,999
RMR Group Inc/The Class A	31,005	688,311
Safe & Green Development Corp (b)(c)	52	124
Seaport Entertainment Group Inc (c)	14,501	490,859
Seritage Growth Properties Class A (b)	63,598	290,007
St Joe Co/The	71,810	3,668,055
Star Holdings (b)	18,766	211,118
Stratus Properties Inc (b)	11,858	305,344
Tejon Ranch Co (b)	42,622	687,067
Transcontinental Realty Investors Inc (b)	1,645	46,389
Zillow Group Inc Class A (b)	115,233	9,394,946
Zillow Group Inc Class C (b)	257,478	21,810,962
		234,910,321
Residential REITs - 0.3%
American Homes 4 Rent Class A	571,504	21,882,888
Apartment Investment and Management Co Class A (b)	236,199	2,087,999
AvalonBay Communities Inc	258,196	60,766,429
Bluerock Homes Trust Inc	5,443	77,181
BRT Apartments Corp	23,863	478,692
Camden Property Trust	194,063	24,413,125
Centerspace	28,084	2,036,090
Clipper Realty Inc	28,817	145,813
Elme Communities	160,850	2,724,799
Equity LifeStyle Properties Inc	339,142	24,190,999
Equity Residential	620,980	47,604,327
Essex Property Trust Inc	116,610	36,202,741
Independence Realty Trust Inc	410,390	8,962,918
Invitation Homes Inc	1,036,211	35,490,227
Mid-America Apartment Communities Inc	212,410	34,869,226
NexPoint Residential Trust Inc	40,531	1,907,794
Sun Communities Inc	212,948	26,901,721
UDR Inc	545,335	25,009,063
UMH Properties Inc	125,232	2,404,454
Veris Residential Inc	146,922	2,681,327
		360,837,813
Retail REITs - 0.4%
Acadia Realty Trust	193,309	4,997,038
Agree Realty Corp	182,800	14,039,040
Alexander's Inc	4,018	898,464
Brixmor Property Group Inc	547,554	16,464,949
CBL & Associates Properties Inc	28,007	865,415
Curbline Properties Corp	171,163	4,152,414
Federal Realty Investment Trust	136,810	15,958,887
Getty Realty Corp	91,885	3,021,179
InvenTrust Properties Corp	138,915	4,302,198
Kimco Realty Corp	1,227,115	31,377,331
Kite Realty Group Trust	400,095	11,030,619
Macerich Co/The	428,651	9,091,688
NETSTREIT Corp	143,449	2,325,308
NNN REIT Inc	334,518	14,712,102
Phillips Edison & Co Inc	226,436	8,944,222
Realty Income Corp	1,584,982	91,754,608
Regency Centers Corp	298,698	22,578,582
Retail Opportunity Investments Corp	234,597	4,081,988
Saul Centers Inc	22,971	944,338
Simon Property Group Inc	556,613	102,194,147
SITE Centers Corp	87,671	1,360,654
Tanger Inc	199,361	7,370,376
Urban Edge Properties	221,992	5,108,036
Whitestone REIT	82,388	1,212,751
		378,786,334
Specialized REITs - 1.0%
American Tower Corp	848,284	177,291,357
Crown Castle Inc	789,437	83,877,681
CubeSmart	410,386	20,338,730
Digital Realty Trust Inc	559,009	109,392,471
EPR Properties	138,875	6,300,759
Equinix Inc	172,503	169,308,244
Extra Space Storage Inc	385,245	65,861,485
Farmland Partners Inc	78,049	992,003
Four Corners Property Trust Inc	169,667	5,040,807
Gaming and Leisure Properties Inc	500,930	25,852,997
Gladstone Land Corp	61,428	737,750
Global Self Storage Inc	28,009	142,006
Iron Mountain Inc	533,039	65,920,933
Lamar Advertising Co Class A	159,536	21,381,015
National Storage Affiliates Trust	129,279	5,830,483
Outfront Media Inc	250,680	4,815,563
PotlatchDeltic Corp	130,763	5,863,413
Public Storage Operating Co	286,146	99,593,115
Rayonier Inc	247,281	7,880,845
Safehold Inc	84,727	1,809,769
SBA Communications Corp Class A	195,525	44,237,531
Uniti Group Inc	445,914	2,635,352
VICI Properties Inc	1,905,166	62,127,463
Weyerhaeuser Co	1,325,678	42,766,372
		1,029,998,144
TOTAL REAL ESTATE		2,848,041,268

Utilities - 2.4%
Electric Utilities - 1.5%
ALLETE Inc	106,098	6,883,638
Alliant Energy Corp	465,557	29,423,202
American Electric Power Co Inc	967,130	96,577,602
Avangrid Inc	127,410	4,599,501
Constellation Energy Corp	567,761	145,664,762
Duke Energy Corp	1,402,855	164,204,178
Edison International	701,578	61,563,470
Entergy Corp	388,774	60,714,836
Evergy Inc	416,160	26,896,421
Eversource Energy	649,452	41,883,159
Exelon Corp	1,814,959	71,799,778
FirstEnergy Corp	930,564	39,595,498
Genie Energy Ltd Class B	38,467	587,006
Hawaiian Electric Industries Inc (b)	299,088	3,107,524
IDACORP Inc	97,247	11,520,852
MGE Energy Inc	65,424	6,822,415
NextEra Energy Inc	3,732,862	293,664,254
NRG Energy Inc	374,110	38,013,317
OGE Energy Corp	368,879	16,215,921
Oklo Inc Class A (b)(c)	130,735	3,077,502
Otter Tail Corp	75,885	6,119,366
PG&E Corp	3,880,901	83,943,889
Pinnacle West Capital Corp	205,370	19,243,169
Portland General Electric Co	186,948	8,958,548
PPL Corp	1,343,172	46,916,998
Southern Co/The	1,986,256	177,034,997
TXNM Energy Inc	163,715	8,030,221
Xcel Energy Inc	1,011,948	73,426,947
		1,546,488,971
Gas Utilities - 0.1%
Atmos Energy Corp	282,163	42,696,905
Chesapeake Utilities Corp	40,816	5,377,508
MDU Resources Group Inc	372,409	7,463,076
National Fuel Gas Co	166,949	10,679,728
New Jersey Resources Corp	184,951	9,539,773
Northwest Natural Holding Co	70,243	3,078,048
ONE Gas Inc	102,757	8,011,963
RGC Resources Inc	15,527	322,961
Southwest Gas Holdings Inc	109,264	8,540,074
Spire Inc	104,719	7,664,384
UGI Corp	388,278	11,792,003
		115,166,423
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,290,774	16,831,693
Altus Power Inc Class A (b)(c)	103,662	447,820
Clearway Energy Inc Class A	72,969	2,029,268
Clearway Energy Inc Class C	140,366	4,139,393
Montauk Renewables Inc (b)	119,145	526,621
Ormat Technologies Inc	97,434	7,952,563
Spruce Power Holding Corp Class A (b)	24,455	62,360
Sunnova Energy International Inc (b)(c)	197,260	1,092,820
Talen Energy Corp (b)	92,509	19,834,855
Vistra Corp	624,215	99,774,526
		152,691,919
Multi-Utilities - 0.6%
Ameren Corp	485,384	45,815,396
Avista Corp	142,883	5,528,143
Black Hills Corp	126,337	8,094,412
CenterPoint Energy Inc	1,181,587	38,543,368
CMS Energy Corp	544,113	37,930,117
Consolidated Edison Inc	628,432	63,213,975
Dominion Energy Inc	1,523,352	89,496,930
DTE Energy Co	376,227	47,321,832
NiSource Inc	811,851	30,923,405
NorthWestern Corp	110,976	6,130,314
Public Service Enterprise Group Inc	904,104	85,257,007
Sempra	1,149,077	107,634,043
Unitil Corp	29,491	1,770,049
WEC Energy Group Inc	573,461	57,948,234
		625,607,225
Water Utilities - 0.1%
American States Water Co	67,583	5,765,506
American Water Works Co Inc	353,678	48,432,665
Artesian Resources Corp Class A	17,326	601,905
Cadiz Inc (b)(c)	78,924	350,423
California Water Service Group	106,227	5,437,760
Consolidated Water Co Ltd	26,854	723,178
Essential Utilities Inc	460,324	18,426,770
Global Water Resources Inc	21,813	292,294
Middlesex Water Co	32,455	2,123,693
Pure Cycle Corp (b)	44,125	641,578
SJW Group	53,817	2,998,683
York Water Co/The	26,385	945,638
		86,740,093
TOTAL UTILITIES		2,526,694,631

TOTAL UNITED STATES		106,339,780,214
TOTAL COMMON STOCKS (Cost $47,376,502,311)		107,246,529,088

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $6,380,984)	4.46	6,445,000	6,382,093

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.64	39,136,179	39,144,006
Fidelity Securities Lending Cash Central Fund (j)(k)	4.64	518,189,436	518,241,255
TOTAL MONEY MARKET FUNDS (Cost $557,354,676)			557,385,261

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $47,940,240,048)	107,810,296,442
NET OTHER ASSETS (LIABILITIES) - (0.4)% (g)	(384,308,429)
NET ASSETS - 100.0%	107,425,988,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	175	Dec 2024	21,390,250	1,357,331	1,357,331
CME E-mini S&P 500 Index Contracts (United States)	472	Dec 2024	142,815,400	4,924,082	4,924,082
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	Dec 2024	10,133,400	590,584	590,584

TOTAL FUTURES CONTRACTS					6,871,997
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $61,706 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,792,853 or 0.0% of net assets.

(g)	Includes $789,774 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,382,090.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,130,885	3,124,557,677	3,087,574,841	2,597,200	30,285	-	39,144,006	0.1%
Fidelity Securities Lending Cash Central Fund	614,528,148	1,521,618,033	1,617,904,926	9,352,644	-	-	518,241,255	2.0%
Total	616,659,033	4,646,175,710	4,705,479,767	11,949,844	30,285	-	557,385,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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